UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-05159
                                                     ---------

                               RS Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                                388 Market Street
                             San Francisco, CA 94111
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Terry R. Otton
                               c/o RS Investments
                                388 Market Street
                             San Francisco, CA 94111
               --------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 800-766-3863
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                               [GRAPHIC OMITTED]

RS INVESTMENT TRUST
2005 SEMIANNUAL REPORT

GROWTH
RS DIVERSIFIED GROWTH FUND
RS EMERGING GROWTH FUND
RS GROWTH FUND
THE INFORMATION AGE FUND(R)
RS INTERNET AGE FUND(R)
RS MIDCAP OPPORTUNITIES FUND
RS SMALLER COMPANY GROWTH FUND

VALUE
RS GLOBAL NATURAL RESOURCES FUND
RS PARTNERS FUND
RS VALUE FUND
(FORMERLY RS CONTRARIAN VALUE FUND)

                                                                RS | INVESTMENTS

RS FUNDS
PHONE: 1-800-766-FUND (3863)
WEB: WWW.RSINVESTMENTS.COM
E-MAIL: FUNDS@RSINVESTMENTS.COM

24-HOUR ACCOUNT ACCESS
PHONE: 1-800-624-8025
WEB: ENTER MY ACCOUNT ON THE RS INVESTMENTS WEB SITE

PERFORMANCE UPDATE
As of 6/30/05

                                                                                                                        Annualized
                                                             Year-to-   1-Year       3-Year       5-Year      10-Year       Return
                                        Ticker   Inception      Date     Total   Annualized   Annualized   Annualized        Since
  RS GROWTH FUNDS                       Symbol        Date    Return    Return       Return       Return       Return    Inception
  RS Diversified Growth Fund             RSDGX      8/1/96     -5.86%   -3.74%        7.55%       -7.43%           --      13.93%

  RS Emerging Growth Fund                RSEGX    11/30/87     -4.88%    4.91%       10.41%      -13.18%        12.20%     15.89%

  RS Growth Fund                         RSGRX     5/12/92      0.42%    8.00%       12.10%       -4.98%         6.05%     11.44%

  The Information Age Fund(R)            RSIFX    11/15/95     -6.43%   -3.35%       21.10%      -13.85%           --       8.77%

  RS Internet Age Fund(R)                RIAFX     12/1/99     -6.40%   -1.46%       22.96%      -10.94%           --      -6.85%

  RS MidCap Opportunities Fund           RSMOX     7/12/95     -0.57%    6.60%       14.30%       -0.75%           --      11.38%

  RS Smaller Company Growth Fund         RSSGX     8/15/96     -0.89%    9.46%       12.59%        0.57%           --      12.45%

  RS VALUE FUNDS
  RS Global Natural Resources Fund       RSNRX    11/15/95     10.36%   38.82%       27.05%       22.55%           --      11.96%

  RS Partners Fund+                      RSPFX     7/12/95      4.00%   26.15%       28.98%       26.40%           --      16.69%

  RS Value Fund                          RSVAX     6/30/93      5.05%   29.24%       28.43%       16.72%         7.30%      8.12%
  (Formerly RS Contrarian Value Fund)

+ Offered only to certain investors. See "Other Information About Purchasing Shares" on page 40 of the Prospectus, as modified by the supplement to the Prospectus dated July 5, 2005.

      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that high double-digit returns are highly unusual and cannot be sustained. Numbers assume reinvestment of dividends and capital gains. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 1-800-766-FUND or visiting www.rsinvestments.com.

      Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

      THIS REPORT MAY BE USED ONLY WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS. YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND
      EXPENSES OF THE RS FUNDS BEFORE MAKING AN INVESTMENT DECISION. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION - PLEASE READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY. EXCEPT AS NOTED, NUMBERS ARE UNAUDITED.

      PFPC Distributors, Inc. distributor, 760 Moore Road, King of Prussia, PA 19406

TABLE OF CONTENTS

RS INVESTMENTS OVERVIEW
  HIGHLIGHTS ..................................................     2
  CEO LETTER ..................................................     4
  PORTFOLIO MANAGER BIOGRAPHIES ...............................     6

RS GROWTH FUNDS
  RS DIVERSIFIED GROWTH FUND ..................................     9
  RS EMERGING GROWTH FUND .....................................    15
  RS GROWTH FUND ..............................................    21
  THE INFORMATION AGE FUND(R) .................................    27
  RS INTERNET AGE FUND(R) .....................................    33
  RS MIDCAP OPPORTUNITIES FUND ................................    39
  RS SMALLER COMPANY GROWTH FUND ..............................    45

RS VALUE FUNDS
  RS GLOBAL NATURAL RESOURCES FUND ............................    51
  RS PARTNERS FUND+ ...........................................    57
  RS VALUE FUND ...............................................    65
  (FORMERLY RS CONTRARIAN VALUE FUND)

UNDERSTANDING YOUR FUND'S EXPENSES ............................    72

FINANCIAL INFORMATION
  SCHEDULES OF INVESTMENTS ....................................    74
  STATEMENT OF ASSETS AND LIABILITIES .........................    96
  STATEMENT OF OPERATIONS .....................................    98
  STATEMENT OF CHANGES IN NET ASSETS ..........................   100
  FINANCIAL HIGHLIGHTS ........................................   104
  NOTES TO FINANCIAL STATEMENTS ...............................   108
  SUPPLEMENTAL INFORMATION ....................................   116

ADMINISTRATION ................................................   122

RS SENIOR MANAGEMENT BIOGRAPHIES ..............................   123

INVESTING WITH RS .............................................   124

+ Offered only to certain investors. See "Other Information About Purchasing Shares" on page 40 of the Prospectus, as modified by the supplement to the Prospectus dated July 5, 2005.

HIGHLIGHTS

                               [GRAPHIC OMITTED]

RS FUNDS RECEIVE FOUR- AND FIVE-STAR OVERALL MORNINGSTAR RATINGS(TM) 1 The RS Funds noted in the chart below received Overall Morningstar Ratings(TM) of four or five stars from Morningstar, a proprietary research firm, as of June 30, 2005. Ratings are based on risk-adjusted returns.

FOUR- AND FIVE-STAR OVERALL MORNINGSTAR RATINGS(TM)
As of 6/30/05

RS Fund                                           Overall Morningstar Rating(TM)

RS GLOBAL NATURAL RESOURCES FUND                                      * * * * *
  (out of 76 specialty-natural resources funds)
RS PARTNERS FUND                                                      * * * * *
  (out of 363 small blend funds)
THE INFORMATION AGE FUND(R)                                             * * * *
  (out of 252 specialty-technology funds)
RS INTERNET AGE FUND(R)                                                 * * * *
  (out of 252 specialty-technology funds)
RS MIDCAP OPPORTUNITIES FUND                                            * * * *
  (out of 648 mid-cap growth funds)
RS VALUE FUND                                                           * * * *
  (out of 305 mid-cap blend funds)

                               [GRAPHIC OMITTED]

TOP DECILE AND QUARTILE RS FUNDS 2 The following RS Funds were ranked in the top decile or quartile of their peer groups by Lipper for the one-, three-, and five-year periods ended June 30, 2005. Rankings are based on total return.

ONE-YEAR RANKINGS
As of 6/30/05

                                             Top Decile   Top Quartile
RS Fund

RS PARTNERS FUND                                      X
  (Number 2 fund out of 596 funds in the
  small-cap core funds category)
RS VALUE FUND                                         X
  (Number 1 fund out of 239 funds in the
  mid-cap value funds category)
  It also ranked number 39 out of 41
  funds for the 10-year period.
RS GROWTH FUND                                                       X
  (Number 102 fund out of 419 funds in
  the multi-cap growth funds category)
  It also ranked number 77 out of 247
  funds for the five-year period and
  number 54 out of 73 funds for the
  10-year period.

THREE-YEAR RANKINGS
As of 6/30/05

                                             Top Decile   Top Quartile

RS Fund

THE INFORMATION AGE FUND(R)                           X
  (Number 9 out of 265 in the science
  and technology funds category)
  It also ranked number 147 out of 284
  funds for the one-year period.
RS INTERNET AGE FUND(R)                               X
  (Number 5 out of 265 in the science
  and technology funds category)
  It also ranked number 90 out of 284
  funds for the one-year period.
RS MIDCAP OPPORTUNITIES FUND                          X
  (Number 32 out of 435 in the mid-cap
  growth funds category)
  It also ranked number 322 out of 543
  funds for the one-year period.


2 | Call 1-800-766-FUND

                               [GRAPHIC OMITTED]

THREE-YEAR RANKINGS
As of 6/30/05 (Continued)

                                             Top Decile   Top Quartile
RS Fund

RS PARTNERS FUND                                      X
  (Number 1 out of 476 in the small-cap
  core funds category)
RS VALUE FUND                                         X
  (Number 6 out of 191 in the mid-cap
  value funds category)
RS GROWTH FUND                                                       X
  (Number 67 out of 358 in the multi-cap
  growth funds category)
RS GLOBAL NATURAL RESOURCES FUND                                     X
  (Number 8 out of 72 in the natural
  resources funds category)
  It also ranked number 37 out of 89
  funds for the one-year period.

FIVE-YEAR RANKINGS
As of 6/30/05
                                             Top Decile   Top Quartile
RS Fund

RS PARTNERS FUND                                      X
  (Number 1 out of 332 in the small-cap
  core funds category)
THE INFORMATION AGE FUND(R)                                          X
  (Number 39 out of 185 in the science
  and technology funds category)
RS INTERNET AGE FUND(R)                                              X
  (Number 24 out of 185 in the science
  and technology funds category)
RS MIDCAP OPPORTUNITIES FUND                                         X
  (Number 72 out of 306 in the mid-cap
  growth funds category)
RS SMALLER COMPANY GROWTH FUND                                       X
  (Number 66 out of 320 in the small-cap
  growth funds category)
  It also ranked number 146 out of 522
  funds for the one-year period.
RS GLOBAL NATURAL RESOURCES FUND                                     X
  (Number 6 out of 58 in the natural
  resources funds category)
RS VALUE FUND                                                        X
  (Number 12 out of 101 in the mid-cap
  value funds category)

The information contained herein was obtained from sources we believe to be reliable and every effort is taken to insure accuracy. Investors relying on information contained herein are encouraged to verify this information directly with the rating agency or through independent sources.

1 (C) 2005 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of this information. Past performance does not guarantee future results.

      For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
      Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating(TM) metrics.

      The Information Age Fund(R) was rated against the following numbers of U.S.-domiciled Specialty-Technology funds over the following time periods:
      252 funds in the last three years and 180 funds in the last five years. With respect to these Specialty-Technology funds, The Information Age Fund(R) received a Morningstar Rating of 4 stars for the three- and five-year periods. RS Internet Age Fund(R) was rated against the following numbers of U.S.-domiciled Specialty-Technology funds over the following time periods: 252 funds in the last three years and 180 funds in the last five years. With respect to these Specialty-Technology funds, RS Internet Age Fund(R) received a Morningstar Rating of 4 stars for the three- and five-year periods. RS MidCap Opportunities Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 648 funds in the last three years and 450 funds in the last five years. With respect to these Mid-Cap Growth funds, RS MidCap Opportunities Fund received a Morningstar Rating of 5 stars for the three-year period and 4 stars for the five year period. RS Global Natural Resources Fund was rated against the following numbers of U.S.-domiciled Specialty-Natural Resources funds over the following time periods: 76 funds in the last three years and 62 funds in the last five years. With respect to these Specialty-Natural Resources funds, RS Global Natural Resources Fund received a Morningstar Rating of 4 stars for the three-year period and 5 stars for the five-year period. RS Partners Fund was rated against the following numbers of U.S.-domiciled Small Blend funds over the following time periods: 363 funds in the last three years and 253 funds in the last five years. With respect to these Small Blend funds, RS Partners Fund received a Morningstar Rating of 5 stars for the three- and five-year periods. RS Value Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Blend funds over the following time periods: 305 funds in the last three years, 196 funds in the last five years, and 74 funds in the last 10 years. With respect to these Mid-Cap Blend funds, RS Value Fund received a Morningstar Rating of 5 stars for the three- and five-year periods, and 2 stars for the 10-year period. Past performance is no guarantee of future results.

2 (C) 2005 REUTERS. Lipper rankings are based on total return with dividends reinvested and do not take into account or reflect sales charges. Lipper, a wholly owned subsidiary of Reuters, is a leading global provider of mutual fund information and analysis to fund companies, financial intermediaries, and media organizations. Lipper clients manage more than 95% of U.S. fund assets. The firm, founded in 1973 and headquartered in New York, tracks 125,000 funds worldwide through its offices in major financial capitals in North America, Europe, and Asia. Read the following restrictions: Information on this page has been sourced from Lipper, a Reuters Company ("Lipper Content"). All such information is protected by copyright: (C) 2005 REUTERS. All rights reserved. Any copying, republication, or redistribution of Lipper Content is expressly prohibited without the prior written consent of Lipper. Lipper and its parent and affiliated companies will not be liable for any errors or delays in the content or for any actions taken in reliance thereon. LIPPER and the LIPPER Corporate Marks are proprietary trademarks of Lipper, a Reuters Company. For additional information on the other Lipper Services, please visit the Lipper Web site at http://www.lipperweb.com.

      Market volatility can affect short-term performance.  Favorable ratings do
      not    necessarily    indicate    positive    returns.     Please    visit
      www.RSinvestments.com for more information on the RS Funds.

                                                       www.RSinvestments.com | 3

CEO LETTER

[PHOTO OMITTED]

TERRY R. OTTON
CO-CHIEF EXECUTIVE OFFICER

Dear Fellow Shareholders,

The first half of 2005 ended with all ten of our mutual funds producing positive returns for the second quarter and with five of them outperforming their respective benchmarks (versus four in the first quarter). Our Value Funds ended the first half of the year with solid returns. With one exception, our Growth Funds' positive second-quarter performance was insufficient to push their overall first-half performance into positive territory.

Concerns about rising inflation, deficits, interest rates, and oil prices led to declines for all broad market indices and all market-cap ranges in the first quarter. April brought further declines, with small-cap stocks suffering the most. The market rebounded in May, led by small-caps, with growth stocks temporarily outperforming value stocks. Market performance was modestly positive in June on the continued strength of small- and mid-cap issues.

As the first half of the year ended, large- and small-cap stocks were still down for the year, with mid-caps showing the most consistency and finishing in positive territory. Our growth portfolios advanced in May and June with significant contributions from the technology and consumer discretionary sectors. Strong stock selection in these areas was key for those Funds that outperformed their benchmarks in the second quarter. Year-to-date, several of our Growth Funds have benefited from exposure to the energy sector. Our Value Funds benefited from investments in the energy, health care, and consumer discretionary sectors in recent months. Materials and processing stocks have detracted from returns thus far in 2005.

We want to remind shareholders that our Funds are for long-term investors. In fact, our long-term record is well-recognized by the industry:

      o As of June 30, 2005, our three-year Lipper ratings place seven of our ten Funds in the top quartile of their categories, with five of the Funds in the top decile of their categories.

      o Additionally, our five-year Lipper ratings place seven of our ten Funds in the top quartile of their categories.

      o     As  of  June  30,  2005,   six  Funds  have  4-  or  5-star  Overall
            Morningstar(TM) ratings.

(See the previous two pages for complete details. Also, please visit our Web site at WWW.RSINVESTMENTS.COM/ABOUT/AWARDS.HTML for more information.)


4 | Call 1-800-766-FUND

Along this theme of long-term performance, two of our Funds, the RS Partners Fund and the RS MidCap Opportunities Fund, recently celebrated their 10-year anniversaries as of July 12, 2005: the RS Partners Fund's 10-year annualized return was 17.00%, and the RS MidCap Opportunities Fund's 10-year annualized return was 11.82%. Two more Funds will celebrate their 10-year anniversaries this fall. We are very pleased with our firm's accomplishments over our twenty-year history and hope you will continue to be a part of our success.

Our managers and Funds have garnered some excellent press this year, and we encourage you to review the recent articles on our Web site at
WWW.RSINVESTMENTS.COM (under "In the Press"). Most notably, Andy Pilara, portfolio manager of the RS Partners Fund, RS Value Fund, and RS Global Natural Resources Fund, was featured in Kirk Kazanjian's new financial book, MARKET MASTERS. We are very proud of Andy's recognition in this collection of interviews with Wall Street's top investment professionals.

Lastly, we were pleased to add another talented analyst to our deep research bench. Robert Harris joined the RS Value Group as an analyst after seven years as a financial services analyst at Dresdner RCM Global Investors, LLC. Please read the following Value Group's commentaries for further information.

We would like to thank you, our fellow shareholders, for your trust and confidence as we manage your assets. We remain committed to your best interests as long-term investors and look forward to investing with you.

/s/ Terry R. Otton

Terry R. Otton
Co-Chief Executive Officer
totton@rsinvestments.com

                                                       www.RSinvestments.com | 5

PORTFOLIO MANAGER BIOGRAPHIES

                                 [PHOTOS OMITTED]

FROM LEFT TO RIGHT:
GROWTH GROUP
STEVE BISHOP
JIM CALLINAN
WENDELL LAIDLEY
JOHN SEABERN
ALLISON THACKER
JOHN WALLACE
BILL WOLFENDEN

OUR PEOPLE AT RS INVESTMENTS WE BELIEVE THAT OUR PEOPLE AND THEIR PROCESSES ARE WHAT SET US APART AND DIFFERENTIATE OUR FAMILY OF FUNDS. BY BUILDING ON A FOUNDATION OF HIGH-QUALITY INDIVIDUALS WITH EXTENSIVE INVESTMENT EXPERIENCE, EXCEPTIONAL EDUCATIONAL BACKGROUNDS, AND A WIDE VARIETY OF PROFESSIONAL EXPERIENCE AND KNOWLEDGE, WE HAVE ESTABLISHED A MOST REMARKABLE ORGANIZATION.

STEVE BISHOP has been co-portfolio manager of the RS Internet Age Fund(R) since February 2001 and of The Information Age Fund(R) since July 2001. Mr. Bishop joined RS Investments in 1996 as a research analyst, primarily covering the technology sector. Prior to joining the firm, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc. for three years. Mr. Bishop holds a B.A. in economics from the University of Notre Dame and an M.B.A. from Harvard Business School.

JIM CALLINAN has managed the RS Emerging Growth Fund since 1996. Prior to joining the firm in 1996, Mr. Callinan was portfolio manager of the Putnam OTC Emerging Growth Fund for two years and served on the investment team of Putnam's growth group for nine years. He received an A.B. in economics from Harvard College, an M.S. in accounting from New York University, and an M.B.A. from Harvard Business School. Mr. Callinan is also a Chartered Financial Analyst.

WENDELL LAIDLEY has been a co-portfolio manager of the RS Internet Age Fund(R) and The Information Age Fund(R) since February 2002. Prior to joining RS Investments in 2002, he was a director and senior equity analyst in the Technology Group of Credit Suisse First Boston for four years. He also held research analyst positions at Deutsche Bank Technology Group; at Wessels, Arnold & Henderson; and at Volpe, Welty & Company. Mr. Laidley holds a B.A. in economics from Hobart and William Smith Colleges.

JOHN SEABERN is the portfolio manager of the RS Diversified Growth Fund and has served on the Fund's management team since its inception (and as co-portfolio manager from October 1997 through April 2005). Prior to joining the firm in 1993, he was a performance analyst at Duncan-Hurst Capital Management for two years. Mr. Seabern holds a B.S. degree in finance from the University of Colorado, and is a Chartered Financial Analyst.


6 | Call 1-800-766-FUND

ALLISON THACKER has been a co-portfolio manager of the RS Internet Age Fund(R) and The Information Age Fund(R) since April 2003. Prior to joining RS Investments in 2000 as an analyst covering Internet and consumer discretionary stocks, she worked as a summer associate at Putnam Investments, and, prior to that, she was an analyst in the energy group at Merrill Lynch & Company for two years. Ms. Thacker holds a B.A. in economics from Rice University and an M.B.A. from Harvard Business School.

JOHN WALLACE has managed the RS MidCap Opportunities Fund since its inception and the RS Growth Fund since July 2001. Mr. Wallace was also the co-portfolio manager of the RS Diversified Growth Fund from August 1996 through April 2005. Prior to joining the firm in 1995, he spent nine years at Oppenheimer Management Corporation, where he managed the Oppenheimer Main Street Income and Growth Fund for five years. Mr. Wallace holds a B.A. from the University of Idaho and an M.B.A. from Pace University.

BILL WOLFENDEN has managed the RS Smaller Company Growth Fund since joining RS Investments in April 2001. Prior to that time, Mr. Wolfenden had been at Dresdner RCM Global Investors since 1994, where he served on the micro-cap and small-cap growth investment management teams. Previously, he spent four years in commercial banking for Westamerica Bank and the Bank of California. Mr. Wolfenden holds a B.A. in economics from Southern Methodist University and an M.B.A. with a dual concentration in finance and accounting from Vanderbilt University.

                                                       www.RSinvestments.com | 7

                                 [PHOTOS OMITTED]

FROM LEFT TO RIGHT:
VALUE GROUP
MACKENZIE DAVIS
DAVID KELLEY
ANDREW PILARA
JOE WOLF

MACKENZIE DAVIS has been a co-portfolio manager of the RS Global Natural Resources Fund since January 2005. Prior to joining RS Investments in March 2004 as an analyst in the RS Value Group, Mr. Davis spent four years as a high yield analyst at Fidelity Management & Research Company. Previously, he was a vice president at Fidelity Capital Markets. He was also an analyst at Goldman Sachs & Company. Mr. Davis holds an A.B. from Brown University in mathematical economics and modern American history. He is a Chartered Financial Analyst.

DAVID KELLEY has been a co-portfolio manager of the RS Partners Fund and the RS Value Fund since January 2004. Prior to joining RS Investments in 2002 as an analyst in the RS Value Group, Mr. Kelley was a small-cap analyst at Pequot Capital Management from 2001 to 2002. Previously, he had served as an analyst for three years with Crestwood Capital, an ING-affiliated hedge fund group, and spent three years at Goldman Sachs & Company in the mergers and acquisitions department. Mr. Kelley earned a B.A. in history from Yale University and an M.B.A. from Harvard Business School.

ANDREW PILARA has managed the RS Partners Fund and the RS Global Natural Resources Fund since their inceptions. Mr. Pilara has been responsible for the management of the RS Value Fund since January 2001, and has been a member of that Fund's management team since 1999. Prior to joining the firm in 1993, he was president of Pilara Associates, an investment management firm he established in 1974. He has been involved in the securities business for over thirty years, with experience in portfolio management, research, trading, and sales. Mr. Pilara holds a B.A. in economics from Saint Mary's College.

JOE WOLF has been a co-portfolio manager of the RS Partners Fund and the RS Value Fund since January 2004. Prior to joining RS Investments in 2001 as an analyst in the RS Value Group, Mr. Wolf was the founder, director, and vice president of corporate development for zUniversity, an affinity marketing company focused on university students and alumni. Previously, he had worked as a senior financial analyst at Goldman Sachs & Company for four years in both the equities division and the strategic consulting group. Mr.Wolf holds a B.A. in medicine and psychology from Vanderbilt University and an M.B.A. from Harvard Business School.
--------------------------------------------------------------------------------
The Statement of Additional Information provides further information about the Portfolio Managers, including information regarding their compensation, other accounts they manage, and their ownership interests in the Funds. For information on how to receive a copy of the Statement of Additional Information, please see the back cover of the Prospectus or visit our web site at WWW.RSINVESTMENTS.COM.


8 | Call 1-800-766-FUND

                           RS DIVERSIFIED GROWTH FUND

                     FOCUSING ON SMALL-CAP GROWTH COMPANIES

                                 [PHOTO OMITTED]

                                  JOHN SEABERN
                                Portfolio Manager
                               For bio see page 6

RS DIVERSIFIED GROWTH FUND

INVESTMENT STYLE

-------------------------------
LARGE-CAP   MID-CAP   SMALL-CAP
-------------------------------
  VALUE      BLEND     GROWTH
-------------------------------

FUND PHILOSOPHY THE RS DIVERSIFIED GROWTH FUND SEEKS TO ACHIEVE LONG-TERM CAPITAL GROWTH BY INVESTING PRINCIPALLY IN SMALL-CAP GROWTH STOCKS ACROSS A BROAD MIX OF INDUSTRIES. OUR FLEXIBLE, BOTTOM-UP APPROACH IS BASED ON OUR SEARCH FOR A GROWTH CATALYST AND TREND ANALYSIS. WE LOOK FOR WELL-MANAGED COMPANIES WITH IMPROVING FUNDAMENTALS THAT MAY BE POSITIONED FOR GROWTH. OUR FORMULA FOR LONG-TERM SUCCESS ALSO INCLUDES A DISCIPLINED APPROACH TO RISK: LOSSES ARE MINIMIZED QUICKLY, AND WE CONSTANTLY LOOK FOR ATTRACTIVE OPPORTUNITIES.

PERFORMANCE The first half of 2005 has proven to be a difficult environment for small-cap growth stocks and the RS Diversified Growth Fund. The Fund was down 5.86% versus a loss of 3.58% for the Russell 2000(R) Growth Index 4 during the six-month period. Rapidly rising short-term interest rates and record-high crude oil prices have caused investors to fear an inevitable economic slowdown and a corresponding deceleration of corporate earnings.

PORTFOLIO REVIEW Strong stock selection helped the Fund's performance in the energy, utilities, and producer durables sectors. Performance was also positively affected by our underweightings in materials/industrials and financials as our outlook for slowing growth and a flattening yield curve played out. However, the Fund felt the negative impact of an overweighting in technology, which was the worst-performing sector in the benchmark (down nearly 12% for the period). Also hurting the Fund was suboptimal stock selection in the consumer sector where performance from our Internet and e-commerce investments was stymied by macro concerns over paid-search price inflation and competitive threats from industry heavyweight, Google (0.00% of assets as of 6/30/05).

During the past six months, the Fund has been overweighted in the energy sector based on our belief that high commodity prices were sustainable due to continued supply-side constraints. Our top energy holding, National-Oilwell Varco (1.05%), which gained 35% in the period, is benefiting from the resurgence of capital spending on new oil rigs and equipment upgrades on existing rig fleets as utilization rates remain at historic high levels. We took profits in the second quarter in our investments in contract drilling companies like Patterson-UTI (0.00%) and Precision Drilling (0.00%), up 43% and 26% (year-to-date), respectively, as day rates for their equipment continued to climb as major oil companies demonstrated their willingness to pay up for rig access. With the recent rise in oil prices to more than $60 per barrel, we have taken some profits in our exploration and production industry winners like Southwestern Energy Co. (0.89%) and KCS Energy (0.89%) as both companies are approaching our price targets that are based on lower (and in our opinion more sustainable) commodity prices.

Although the Fund had limited exposure to the utilities sector, it is worth noting that much of


10 | Call 1-800-766-FUND
the positive performance wasn't generated from traditional utility stocks but rather the long-term positions we have held in two wireless service affiliates:
Nextel Partners (0.89%) and Alamosa Holdings (1.07%). Both companies are benefiting from rising monthly service revenues due to new data-enabled service offerings, lower monthly subscriber churn rates, and lower subscriber acquisition costs -- all of which have effectively allowed these companies to generate significant free cash flow. Recently, major carriers have once again begun to consolidate their operations to generate higher returns from their networks, which we believe offers both our investments substantial upside opportunity.

The consumer sector was the largest source of negative performance attribution, largely due to weakness in our e-commerce investments. We anticipated rising prices for online advertising but were surprised by the impact it had on contribution margins for most of our e-commerce investments; we have since exited most of our positions. It's also worth mentioning that over the past few months, the Fund has increased its exposure to the broader Internet sector as valuations have compressed and industry fundamentals have improved. There is a major imbalance between online media consumption, estimated at 20% of all media consumption, and online media spending, which is approximately at 3% of overall advertising budgets today. Advertising dollars continue to migrate from TV and radio to online properties, where advertisers can conduct more specifically targeted campaigns and generate a higher return on investment.

Our investment in InfoSpace (1.11%) was a drag on performance during the period due to weaker than expected second quarter guidance for its mobile content division. We feel investors overreacted to this news as a competitive issue rather than normal seasonality in a consumer-oriented business coming off of a seasonally strong quarter. We continue to own InfoSpace because of the company's strong position in both the metasearch and mobile content markets and feel the company is trading at a significant discount to fair market value. The Fund made a new investment in Shopping.com (0.21%), a shopping comparison engine, which was bought by eBay (0.00%) shortly after our purchase, and we repurchased ValueClick (1.13%), which owns both affiliate marketing and shopping comparison companies.

Another theme within the Internet industry that we see as evolving is outsourcing. Traditional retailers and their partners are finding the complexity of managing their online presence more difficult and expensive and are thus outsourcing the entire online operation to companies like GSI Commerce (1.27%) and InPhonic (0.87%). We currently have about 13% of the Fund's assets in companies that are levered to online advertising and outsourcing trends.

Technology was a difficult sector to navigate during the seasonally slow quarters of the first half of the year. Enterprise and carrier spending continues at a tepid pace and seems to be concentrated on maintenance projects or generating returns on existing infrastructure. After a tough first quarter for most of our networking and communications equipment investments, we have

                                                      www.RSinvestments.com | 11
focused our investments on companies with new product cycles that are selling into large existing customer bases and companies with high recurring revenue models that give us better earnings visibility and predictability. A recent addition to the Fund was Digital Insight (0.88%), a company that offers consumer and business Internet banking services. The company has more than 1,500 customers who use its core Internet banking products, which provide the company with more than 90% recurring revenue. In addition, the company is benefiting from selling high-margin services, such as electronic bill payment, to its banking customers. Today, less than 3% of those banks' clients are paying bills online, which represents a significant growth opportunity in future years. Our investment in eCOST.com (0.31%) didn't pan out as we had anticipated due to slightly lower PC demand from enterprise customers and integration issues relating to its newly established distribution facilities.

OUTLOOK Despite the rough start to 2005, we remain committed to our long-term, bottom-up approach to small-cap investing. The portfolio has an average 2006 earnings-per-share (EPS) growth rate of 43%, yet trades at an average of 22 times 2006 earnings estimates. Measured on a PEG, or price/earnings over growth rate basis, this is historically very cheap. In a slowing growth environment, stock selection will become even more critical as more economically sensitive companies are faced with diminishing growth prospects. We continue our search for companies that have a high degree of revenue visibility, significant unrecognized operating leverage, and healthy balance sheets to fund future growth initiatives.

As a fellow shareholder, I thank you for your continued interest and support.

/s/ John Seabern

John Seabern
Portfolio Manager


12 | Call 1-800-766-FUND

GOOD IDEAS THAT WORKED +
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

Shopping.com Ltd.                                   0.46%
---------------------------------------------------------
Jos. A. Bank Clothiers, Inc.                        0.44%
---------------------------------------------------------
SiRF Technology Holdings, Inc.                      0.42%
---------------------------------------------------------
National-Oilwell Varco, Inc.                        0.41%
---------------------------------------------------------
Southwestern Energy Co.                             0.37%
---------------------------------------------------------
JAMDAT Mobile, Inc.                                 0.35%
---------------------------------------------------------
Patterson-UTI Energy, Inc.                          0.29%
---------------------------------------------------------
Digital Insight Corp.                               0.26%
---------------------------------------------------------
Labor Ready, Inc.                                   0.25%
---------------------------------------------------------
Blackboard, Inc.                                    0.25%
---------------------------------------------------------

GOOD IDEAS AT THE TIME +
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

PC Mall, Inc.                                      -0.94%
---------------------------------------------------------
VaxGen, Inc.                                       -0.68%
---------------------------------------------------------
Able Laboratories, Inc.                            -0.58%
---------------------------------------------------------
Greenfield Online, Inc.                            -0.57%
---------------------------------------------------------
NMS Communications Corp.                           -0.51%
---------------------------------------------------------
Viewpoint Corp.                                    -0.50%
---------------------------------------------------------
Multimedia Games, Inc.                             -0.43%
---------------------------------------------------------
InfoSpace, Inc.                                    -0.42%
---------------------------------------------------------
Sonic Solutions                                    -0.41%
---------------------------------------------------------
Provide Commerce, Inc.                             -0.39%
---------------------------------------------------------

+ Percent contribution to total Fund return is estimated by dividing each security's combined realized and unrealized gains and/or losses by the Fund's average daily net assets over the six-month period. Realized and unrealized gains and losses represent the change in the Fund's total net assets attributable to the appreciation or depreciation in market value of each security. The Fund may have held the position for the entire six-month period or some portion thereof.

      Investing in smaller companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in technology companies may be highly volatile.

      Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

      Except as otherwise specifically stated, all information and portfolio manager commentary, including portfolio security positions, is as of June 30, 2005.

                                                      www.RSinvestments.com | 13

ASSETS UNDER MANAGEMENT: $691.5 million

SECTOR ALLOCATION 1

                              [BAR CHART OMITTED]

Autos and Transportation                             0.0%
Consumer Discretionary                              19.8%
Consumer Staples                                     0.5%
Financial Services                                  11.2%
Health Care                                         18.8%
Integrated Oils                                      0.9%
Materials and Processing                             2.1%
Other Energy                                         6.1%
Producer Durables                                    3.0%
Technology                                          20.3%
Utilities                                            4.1%
Other                                                9.4%
Cash                                                 3.8%

DATA AS OF JUNE 30, 2005

TOP TEN HOLDINGS 2

iShares Russell 2000 Index Fund                     4.72%
---------------------------------------------------------
iShares Russell 2000 Growth Index Fund              4.71%
---------------------------------------------------------
Scientific Games Corp.                              1.64%
---------------------------------------------------------
First Horizon Pharmaceutical Corp.                  1.41%
---------------------------------------------------------
VaxGen, Inc.                                        1.40%
---------------------------------------------------------
Digitas, Inc.                                       1.33%
---------------------------------------------------------
Magellan Health Services, Inc.                      1.28%
---------------------------------------------------------
GSI Commerce, Inc.                                  1.27%
---------------------------------------------------------
KKR Financial Corp.                                 1.26%
---------------------------------------------------------
Sonic Solutions                                     1.18%
---------------------------------------------------------

PERFORMANCE UPDATE

                                                                 3-Year       5-Year     Annualized          Total
                                   Year-to-         1-Year   Annualized   Annualized   Return Since   Return Since
                                Date Return   Total Return       Return       Return    Inception 3    Inception 3
------------------------------------------------------------------------------------------------------------------

RS Diversified Growth Fund            -5.86%         -3.74%        7.55%       -7.43%         13.93%        219.85%
------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Growth Index 4        -3.58%          4.29%       11.37%       -4.51%          4.40%         46.86%
------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index 5                    -0.78%          6.24%        8.28%       -2.39%          8.70%        110.44%
------------------------------------------------------------------------------------------------------------------

RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 8/1/96

[LINE GRAPH OMITTED]

------------------------------------------------------
                RS Diversified     Russell 2000(R)
      Date       Growth Fund        Growth Index 4
------------------------------------------------------

  8/1/1996         $10,000             $10,000
      9/96         $11,110             $11,137
     12/96         $12,420             $11,166
      3/97         $11,870             $ 9,995
      6/97         $13,320             $11,750
      9/97         $16,670             $13,738
     12/97         $16,077             $12,612
      3/98         $18,665             $14,110
      6/98         $17,199             $13,300
      9/98         $14,405             $10,326
     12/98         $18,694             $12,767
      3/99         $20,976             $12,552
      6/99         $27,070             $14,403
      9/99         $28,705             $13,695
     12/99         $46,774             $18,268
      3/00         $58,683             $19,964
      6/00         $47,057             $18,492
      9/00         $44,633             $17,758
     12/00         $34,186             $14,171
      3/01         $30,383             $12,016
      6/01         $36,088             $14,176
      9/01         $25,486             $10,195
     12/01         $34,830             $12,863
      3/02         $31,940             $12,611
      6/02         $25,711             $10,632
      9/02         $19,302             $ 8,344
     12/02         $21,204             $ 8,971
      3/03         $19,032             $ 8,623
      6/03         $25,891             $10,705
      9/03         $28,856             $11,825
     12/03         $33,483             $13,325
      3/04         $33,932             $14,069
      6/04         $33,228             $14,082
      9/04         $29,979             $13,235
     12/04         $33,977             $15,231
      3/05         $31,296             $14,192
      6/05         $31,985             $14,686


      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please keep in mind that high double-digit returns are highly unusual and cannot be sustained. Numbers assume reinvestment of dividends and capital gains. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 1-800-766-FUND or visiting www.RSinvestments.com.

1 The sector allocation represents the entire Russell universe. The Fund's holdings are allocated to each sector based on their Russell classification. Cash includes short-term investments and net other assets and liabilities.

2 Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3     Inception date: August 1, 1996.

4 The Russell 2000(R) Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.

5 The S&P 500(R) Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.


14 | Call 1-800-766-FUND

                             RS EMERGING GROWTH FUND

     SEEKING TO INVEST IN AMERICA'S MOST DYNAMIC, GROWTH-ORIENTED COMPANIES

                                 [PHOTO OMITTED]

                                  JIM CALLINAN
                                Portfolio Manager
                               For bio see page 6

RS EMERGING GROWTH FUND

INVESTMENT STYLE

--------------------------------------
LARGE-CAP          MID-CAP   SMALL-CAP
--------------------------------------
 VALUE              BLEND     GROWTH
--------------------------------------

FUND PHILOSOPHY THE RS EMERGING GROWTH FUND SEEKS CAPITAL APPRECIATION BY INVESTING PRINCIPALLY IN SMALLER, RAPIDLY GROWING EMERGING COMPANIES. THE FUND IS ACTIVELY MANAGED, USING HANDS-ON, FUNDAMENTAL RESEARCH THAT INCLUDES EXTENSIVE TRAVEL AND VISITS WITH COMPANY MANAGEMENT. THE FUND SEEKS TO INVEST IN COMPANIES THAT ARE GROWING AT LEAST 20% ANNUALLY, ARE MARKET-SHARE LEADERS, AND ARE MANAGED BY EXECUTIVES WHO CAN LEVERAGE A COMPETITIVE ADVANTAGE AND CONSISTENTLY EXECUTE IN TODAY'S BUSINESS ENVIRONMENT. THE FUND IS INTENDED FOR INVESTORS WITH LONG- TERM INVESTMENT GOALS.

PERFORMANCE The RS Emerging Growth Fund rose 4.02% in the second quarter of 2005 but fell 4.88% for the first half of the year. The Russell 2000(R) Growth Index 4, by comparison, rose 3.48% in the second quarter and fell 3.58 % for the first half of 2005.

PORTFOLIO REVIEW The second quarter results mirrored the first quarter of 2005 in that Internet services stocks continued to lag and energy holdings again outpaced the benchmark. Our Internet holdings were sluggish due to the perception that the exceptionally strong results for Google (0.00% of assets as of 6/30/05) will degrade the fundamentals of smaller advertising and e-commerce firms. We believe, however, that our advertising-related positions not only will benefit from the popularity of Google's search advertising but will also actually receive what we call a "spillover effect" as advertisers seek lower-cost venues. We believe eBay's acquisition of Shopping.com, EW Scripps' purchase of Shopzilla, and Interactive's buyout of Ask Jeeves confirm that these smaller emerging growth advertising/e-commerce engines are long-lasting segments for future revenue growth.

The market differences in sector returns from the first to the second quarter give us hope that faster-growing sectors are becoming more attractive to investors. Our health care holdings dramatically turned around and rose 11% in the second quarter after falling 14% in the first. Our biotech stocks as a group jumped 13% in the second quarter: Rigel Pharmaceuticals (1.27%) rose 24%, and Nabi Biopharmaceuticals (1.11%) appreciated 22%. Our biotech thesis remains intact, as we feel that true innovation and development is occurring in smaller firms and that larger medical technology firms must acquire or joint venture their way into those faster-growth sub-segments. This was confirmed by the Genzyme (0.00%) acquisition of one of our holdings, Bone Care International (0.00%), which owns a critical diabetes drug.

Another dramatic turnaround in performance came in the technology sector. After dropping 13% in the first quarter, our technology holdings rose 6% in the second quarter on the strength of software stocks. Openwave Systems (1.02%), which develops wireless data software and services for telephone companies, led the charge, rising 35% after having fallen 21% in the first quarter. WebEx Communications (1.59%), a provider of Web-based conferencing, rose 22% after dropping 9% in the prior quarter. Blackboard (0.17%),


16 | Call 1-800-766-FUND
which supplies universities with learning, communications, and transaction-processing software, went up 37% in the second quarter, building on its 18% gain in the first quarter. Valuation expansion fueled this advance just as valuation contraction in the first quarter hurt these names.

We correctly underweighted the more cyclical, economically dependent sectors of transportation, materials and processing, financial services, and producer durables. Collectively, these groups have underperformed the Russell 2000 Growth Index in 2005. The industrial rebound hurt our performance in the second half of 2003 and all of 2004 because we did not find enough companies in these areas with emerging growth characteristics. They now constitute about 31% of the Index but only about 17% of the Fund.

Some of our worst contributors to performance in the first half of 2005 were companies with disappointing fundamentals results. Navigant Consulting (0.69%), which provides legal and regulatory consulting, felt the pinch of moderating demand and the hiring of too many consultants, causing a revenue slowdown, although its margins were not impacted. Navigant should be able to rebalance its consultant mix and continue to capitalize on ongoing regulatory scrutiny and litigation. Deckers (0.00%), the manufacturer of the popular Ugg brand, suffered from an unexpected slowdown in its Teva sandal line. Able Labs (0.00%), which makes generic drugs, had a product recall due to manufacturing problems, which we believe seriously clouds the company's future growth potential. First Cash Financial Service (0.14%) which writes "payday" consumer loans, suffered two regulatory setbacks when the Federal Deposit Insurance Corporation (FDIC) limited the number of loans per year for any one borrower and when the legislature in Texas (where a majority of its loans originate) did not enact a counter law to the FDIC ruling. Angiotech Pharmaceuticals (0.88%), which makes coatings for Boston Scientific's (0.00%) Taxus stent, fell as Boston Scientific lost share to a Johnson & Johnson (JNJ) (0.00%) competing product (subsequent to the quarter, a jury found that JNJ had violated Boston Scientific's patents). MPS Group (0.72%), which provides general and information technology staffing services, endured a market perception that a slowing economy will hurt employment statistics.

On the positive side, many of our best performers came from technology, health care services, medical devices, energy, and various consumer segments. In technology, Sigmatel (0.00%), which provides integrated circuits for the iPod and MP3 players, benefited from an explosive fourth quarter earnings report. Health care services produced numerous contributions, including HealthExtras (0.75%), which provides pharmaceutical benefit services; United Surgical
Partners (1.13%), which owns ambulatory surgery centers and has a unique partnering strategy with health systems; and, American Healthways (0.66%) and Matria Healthcare (1.20%), which are both leading vendors of disease management services to health plans and self-insured employers. Laserscope (0.89%), a manufacturer of a green light laser to cure enlarged prostates, did well because the technique is fast becoming the standard of care for this fast-growing disease state.

Bebe Stores (1.38%) was again one of our best consumer stocks, rising on the strength of its

                                                      www.RSinvestments.com | 17
popular fashions and the rapid acceptance of Bebe Sport. Bright Horizons Family Solutions (1.69%), an outsourced daycare provider for children of corporate employees, benefited from high employment, a competitive scale advantage, and rising operating margins. JAMDAT Mobile (0.74%), which sells wireless games for cell phones, enjoyed rising download volumes in the emerging field of wireless data content. Patterson-UTI Energy (0.90%), a provider of drilling equipment and services, gained as a result of higher day rates for drilling rigs and higher energy prices.

OUTLOOK Our portfolio remains more aggressively positioned than our benchmark because we believe that Internet, technology, medical products, and various consumer segments may grow faster than the more cyclical sectors, which have grown to a much bigger percentage of the benchmark than in years past. Higher energy prices may keep a lid on any sustained valuation expansion. Our focus remains on discovering the emerging sectors of the economy, which will exhibit firms with faster earnings growth. Across the Fund, our valuation levels, averaging 23 times 2006 earnings-per-share (EPS) estimates, appear attractive relative to EPS growth rates averaging 33%. Our relatively faster earnings growth rate may serve us well as the economy cools, even if the valuation levels contract further.

We appreciate your loyalty during these periods of a choppy stock market, and we are steadfast in our aim to find a portfolio of stocks that captures the faster-growing elements of the economy.

/s/ Jim Callinan

Jim Callinan
Portfolio Manager


18 | Call 1-800-766-FUND

GOOD IDEAS THAT WORKED +
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

Bebe Stores, Inc.                                   0.52%
---------------------------------------------------------
Patterson-UTI Energy, Inc.                          0.38%
---------------------------------------------------------
Bright Horizons Family Solutions, Inc.              0.31%
---------------------------------------------------------
Grant Prideco, Inc.                                 0.29%
---------------------------------------------------------
United Surgical Partners International, Inc.        0.28%
---------------------------------------------------------
Laserscope                                          0.24%
---------------------------------------------------------
Matria Healthcare, Inc.                             0.23%
---------------------------------------------------------
American Healthways, Inc.                           0.21%
---------------------------------------------------------
Lifeline Systems, Inc.                              0.20%
---------------------------------------------------------
CONSOL Energy, Inc.                                 0.19%
---------------------------------------------------------

GOOD IDEAS AT THE TIME +
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

Deckers Outdoor Corp.                              -0.69%
---------------------------------------------------------
Able Laboratories, Inc.                            -0.59%
---------------------------------------------------------
Virage Logic Corp.                                 -0.48%
---------------------------------------------------------
Navigant Consulting, Inc.                          -0.47%
---------------------------------------------------------
Inspire Pharmaceuticals, Inc.                      -0.43%
---------------------------------------------------------
Altiris, Inc.                                      -0.42%
---------------------------------------------------------
AudioCodes Ltd.                                    -0.37%
---------------------------------------------------------
InfoSpace, Inc.                                    -0.37%
---------------------------------------------------------
EPIX Pharmaceuticals, Inc.                         -0.32%
---------------------------------------------------------
Novatel Wireless, Inc.                             -0.32%
---------------------------------------------------------

+ Percent contribution to total Fund return is estimated by dividing each security's combined realized and unrealized gains and/or losses by the Fund's average daily net assets over the six-month period. Realized and unrealized gains and losses represent the change in the Fund's total net assets attributable to the appreciation or depreciation in market value of each security. The Fund may have held the position for the entire six-month period or some portion thereof.

      Investing in smaller companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in technology companies may be highly volatile.

      Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

      Except as otherwise specifically stated, all information and portfolio manager commentary, including portfolio security positions, is as of June 30, 2005.

                                                      www.RSinvestments.com | 19

RS EMERGING GROWTH FUND

ASSETS UNDER MANAGEMENT: $1.0 billion

SECTOR ALLOCATION 1

                              [BAR CHART OMITTED]

Autos and Transportation                             0.9%
Consumer Discretionary                              27.7%
Consumer Staples                                     0.0%
Financial Services                                  10.8%
Health Care                                         23.5%
Integrated Oils                                      0.0%
Materials and Processing                             0.4%
Other Energy                                         3.8%
Producer Durables                                    5.3%
Technology                                          24.5%
Utilities                                            0.0%
Other                                                0.0%
Cash                                                 3.1%

DATA AS OF JUNE 30, 2005

TOP TEN HOLDINGS 2

Bright Horizons Family Solutions, Inc.              1.69%
---------------------------------------------------------
WebEx Communications, Inc.                          1.59%
---------------------------------------------------------
ValueClick, Inc.                                    1.48%
---------------------------------------------------------
Bebe Stores, Inc.                                   1.38%
---------------------------------------------------------
Rigel Pharmaceuticals, Inc.                         1.27%
---------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.                  1.24%
---------------------------------------------------------
RARE Hospitality International, Inc.                1.24%
---------------------------------------------------------
Emulex Corp.                                        1.23%
---------------------------------------------------------
Alexion Pharmaceuticals, Inc.                       1.22%
---------------------------------------------------------
Matria Healthcare, Inc.                             1.20%
---------------------------------------------------------

PERFORMANCE UPDATE

                                                                      3-Year       5-Year      10-Year     Annualized          Total
                                        Year-to-         1-Year   Annualized   Annualized   Annualized   Return Since   Return Since
                                     Date Return   Total Return       Return       Return       Return    Inception 3    Inception 3
------------------------------------------------------------------------------------------------------------------------------------
RS Emerging Growth Fund                   -4.88%          4.91%       10.41%      -13.18%       12.20%         15.89%      1,239.30%
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Growth Index 4            -3.58%          4.29%       11.37%       -4.51%        5.16%          9.00%        355.84%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index 5                        -0.78%          6.24%        8.28%       -2.39%        9.93%         12.34%        675.03%
------------------------------------------------------------------------------------------------------------------------------------

RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 11/30/87

[LINE GRAPH OMITTED]

-----------------------------------------------------------------
                         RS Emerging        Russell 2000(R)
         Date            Growth Fund         Growth Index 4
-----------------------------------------------------------------

   11/30/1987              $ 10,000            $10,000
        12/87              $ 12,611            $11,040
         3/88              $ 13,892            $12,963
         6/88              $ 15,222            $13,786
         9/88              $ 14,114            $13,406
        12/88              $ 14,383            $13,289
         3/89              $ 15,728            $14,276
         6/89              $ 16,709            $15,200
         9/89              $ 18,924            $16,558
        12/89              $ 20,776            $15,970
         3/90              $ 21,139            $15,545
         6/90              $ 24,638            $16,526
         9/90              $ 19,290            $12,214
        12/90              $ 22,765            $13,189
         3/91              $ 29,339            $17,219
         6/91              $ 26,862            $16,622
         9/91              $ 31,544            $18,415
        12/91              $ 36,140            $19,940
         3/92              $ 35,561            $20,486
         6/92              $ 29,428            $18,026
         9/92              $ 28,974            $18,375
        12/92              $ 35,218            $21,490
         3/93              $ 30,891            $21,105
         6/93              $ 30,744            $21,713
         9/93              $ 35,365            $23,740
        12/93              $ 37,759            $24,364
         3/94              $ 38,578            $23,371
         6/94              $ 35,428            $21,898
         9/94              $ 41,014            $23,944
        12/94              $ 40,765            $23,772
         3/95              $ 43,213            $25,076
         6/95              $ 42,392            $27,563
         9/95              $ 49,180            $30,698
        12/95              $ 49,045            $31,151
         3/96              $ 50,730            $32,941
         6/96              $ 57,062            $34,866
         9/96              $ 57,884            $34,569
        12/96              $ 59,585            $34,660
         3/97              $ 51,242            $31,025
         6/97              $ 62,969            $36,471
         9/97              $ 76,240            $42,642
        12/97              $ 70,633            $39,147
         3/98              $ 83,544            $43,798
         6/98              $ 85,280            $41,282
         9/98              $ 65,347            $32,052
        12/98              $ 90,424            $39,628
         3/99              $115,680            $38,962
         6/99              $135,341            $44,708
         9/99              $145,861            $42,509
        12/99              $255,502            $56,705
         3/00              $305,069            $61,968
         6/00              $271,463            $57,400
         9/00              $260,303            $55,120
        12/00              $191,531            $43,986
         3/01              $134,664            $37,299
         6/01              $157,158            $44,003
         9/01              $108,035            $31,647
        12/01              $139,232            $39,927
         3/02              $126,484            $39,145
         6/02              $ 99,507            $33,001
         9/02              $ 77,013            $25,899
        12/02              $ 83,322            $27,844
         3/03              $ 80,407            $26,765
         6/03              $ 99,812            $33,228
         9/03              $110,428            $36,706
        12/03              $122,268            $41,361
         3/04              $129,056            $43,670
         6/04              $127,664            $43,710
         9/04              $120,571            $41,083
        12/04              $140,805            $47,278
         3/05              $128,752            $44,051
         6/05              $133,930            $45,584


      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please keep in mind that high double-digit returns are highly unusual and cannot be sustained. Numbers assume reinvestment of dividends and capital gains. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 1-800-766-FUND or visiting www.RSinvestments.com.

1 The sector allocation represents the entire Russell universe. The Fund's holdings are allocated to each sector based on their Russell classification. Cash includes short-term investments and net other assets and liabilities.

2 Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3     Inception date: November 30, 1987.

4 The Russell 2000(R) Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.

5 The S&P 500(R) Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.


20 | Call 1-800-766-FUND

                                 RS GROWTH FUND

            SEEKING CAPITAL APPRECIATION FOR THE LONG-TERM INVESTOR

                                [PHOTO OMITTED]

                                  JOHN WALLACE
                                Portfolio Manager
                               For bio see page 7

RS GROWTH FUND

INVESTMENT STYLE

--------------------------------------
LARGE-CAP          MID-CAP   SMALL-CAP
--------------------------------------
 VALUE              BLEND     GROWTH
--------------------------------------

FUND PHILOSOPHY THE RS GROWTH FUND SEEKS LONG-TERM CAPITAL GROWTH BY INVESTING PRINCIPALLY IN GROWTH COMPANIES. WE SEEK TO IDENTIFY BUSINESS SECTORS POISED TO BENEFIT FROM MAJOR CHANGES IN THE MARKETPLACE AND SOCIETAL TRENDS. WITHIN THESE SECTORS, WE CONDUCT BOTTOM-UP RESEARCH, LOOKING FOR WELL-MANAGED AND LARGER, MORE ESTABLISHED COMPANIES WITH STRONG GROWTH RATES AND REASONABLE STOCK VALUATIONS.

PERFORMANCE After a dismal April, the stock market rebounded in the second quarter with only one major index -- the Dow Jones Industrial Average -- declining for the quarter. The RS Growth Fund finished up 1.15% for the second quarter. By comparison, the Fund's primary benchmark, the Russell 1000(R) Growth Index 4 was up 2.46%, the S&P 500(R) Index 5 was up 1.37%, and the Nasdaq gained 2.89%. Although we lagged in the second quarter, year-to-date numbers tell a different story: for the first six months of the year, the RS Growth Fund had a positive return of 0.42%, while the Russell 1000 Growth Index was down 1.72%, the Dow declined 3.68%, the S&P 500 Index was down 0.78% and the Nasdaq fell 5.45%. In a difficult environment for stocks in general and growth stocks in particular, we were pleased with positive returns.

PORTFOLIO REVIEW For the past two years the Fund has been positioned to benefit from sustained economic growth. The U.S. economy is nearing its fifth year of expansion and has shown itself to be very resilient, growing at a rate of 3.5% or more during seven of the past eight quarters. In fact, first quarter gross domestic product increased at a 3.8% annual clip -- well above the 3.5% growth trend line. Higher-than-expected exports and a strong housing sector led the way. Many economists forecast growth of between 3.0% and 3.5% for the remainder of the year. Concerns such as high oil prices, continued froth in the housing market, and record high trade deficits could change that outlook to the downside.

On the last day of the quarter, the Fed raised the federal funds rate another 25 basis points to 3.25%. Since the Fed started tightening this cycle (June 30, 2004), it has raised rates nine times for a total of 225 basis points. We believe that there will be another hike in August and that we are getting close to a federal funds target rate (3.5% to 4.0%) that is approaching neutrality. Historically, growth stocks have done better when investors began to see the end of a rate-hiking trend.

Oil prices were an emotional roller coaster in the second quarter, starting at about $58 per barrel in April, declining to $48 and rising to $60 per barrel by the end of June! Although $60 is a record in nominal terms, it is nearly 30% below early 1980s prices in real terms. Efficiency improvements and fuel substitution have made the economy more than 20% less oil-intensive than it was back then. We believe that rising petroleum prices will at some point pose an obstacle to continued growth, but there is little to suggest that we have reached that point.


22 | Call 1-800-766-FUND

We remain overweighted in the energy sector and continue to believe that this group will have the best earnings outlook for the remainder of 2005. Despite record profits in recent quarters, earnings estimates continue to rise and relative valuations remain below previous cycle peaks. UltraPetroleum (1.22% of assets as of 6/30/05), an exploration and production company with holdings in the Rocky Mountains region of the United States, and Cooper Cameron (1.40%), a manufacturer of production, compression, and power equipment for oil and gas companies, were our biggest contributors in the quarter in this sector.

In a quarter that was very defensive in nature, the Fund was hurt by our exposure to the metals and mining group. Prices for most base metals fell sharply during the quarter, suggesting weakening domestic and emerging market demand. We reduced our overweightings as it became clear that there were some inventory builds in steel and other metals causing significant downward revisions to cyclical earnings estimates. We sold Phelps Dodge (0.00%), NuCor Corp (0.00%) and Freeport McMoran (0.00%) as a result.

During the quarter we increased our health care exposure significantly. We believe that there are longer-term opportunities in the large-cap pharmaceutical companies, one of the worst performing sectors in 2004. A lot of bad news and uncertainty surrounding drug recalls have been priced into the group over the past year. With the stocks trading at multi-year low valuations, we feel that investors are underestimating the earnings potential and the drug pipelines of these companies. Pfizer (1.01%), Eli Lilly & Company (1.07%), and Bristol-Myers Squibb (1.00%) were all new additions during the quarter.

OUTLOOK Despite a modest first half of 2005, we were pleased with our performance. Across the Fund, our valuation levels average 19 times our 2006 earnings-per-share (EPS) estimates which appear attractive relative to 2006 EPS growth rates averaging 25%. The economy remains strong, and corporate earnings continue to climb, albeit at a slower pace than 2004. Expectations for S&P 500 corporate earnings are running at about 8% to 10% year-over-year. We believe that later-stage economic recovery should begin to favor growth stocks.
Large-cap growth stocks are trading below their 25-year historical average price-to-earnings ratio and have great risk/reward from here. We continue to focus on those companies that are growing top line and bottom line at rates greater than the market.

As a fellow shareholder of the Fund, I appreciate your continued support. We remain focused and committed to our investment goal: long-term capital growth.

/s/ John Wallace

John Wallace
Portfolio Manager

                                                      www.RSinvestments.com | 23

GOOD IDEAS THAT WORKED +
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

Google, Inc.                                        0.52%
---------------------------------------------------------
Chesapeake Energy Corp.                             0.47%
---------------------------------------------------------
Imperial Oil Ltd.                                   0.46%
---------------------------------------------------------
Sears Holdings Corp.                                0.42%
---------------------------------------------------------
CIGNA Corp.                                         0.33%
---------------------------------------------------------
Assurant, Inc.                                      0.27%
---------------------------------------------------------
Hibernia Corp.                                      0.27%
---------------------------------------------------------
Coach, Inc.                                         0.27%
---------------------------------------------------------
Ashland, Inc.                                       0.23%
---------------------------------------------------------
Noble Corp.                                         0.23%
---------------------------------------------------------

GOOD IDEAS AT THE TIME +
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

Biogen Idec, Inc.                                  -0.45%
---------------------------------------------------------
Avaya, Inc.                                        -0.42%
---------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc.             -0.36%
---------------------------------------------------------
Kinetic Concepts, Inc.                             -0.34%
---------------------------------------------------------
Advanced Micro Devices, Inc.                       -0.30%
---------------------------------------------------------
American International Group, Inc.                 -0.26%
---------------------------------------------------------
PETsMART, Inc.                                     -0.25%
---------------------------------------------------------
Symantec Corp.                                     -0.23%
---------------------------------------------------------
The Dow Chemical Co.                               -0.21%
---------------------------------------------------------
Yahoo! Inc.                                        -0.21%
---------------------------------------------------------

+ Percent contribution to total Fund return is estimated by dividing each security's combined realized and unrealized gains and/or losses by the Fund's average daily net assets over the six-month period. Realized and unrealized gains and losses represent the change in the Fund's total net assets attributable to the appreciation or depreciation in market value of each security. The Fund may have held the position for the entire six-month period or some portion thereof.

      Investing in mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in technology companies may be highly volatile.

      Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

      Except as otherwise specifically stated, all information and portfolio manager commentary, including portfolio security positions, is as of June 30, 2005.


24 | Call 1-800-766-FUND

ASSETS UNDER MANAGEMENT: $199.9 million

SECTOR ALLOCATION 1

                              [BAR CHART OMITTED]

Autos and Transportation                             2.3%
Consumer Discretionary                              18.8%
Consumer Staples                                     3.3%
Financial Services                                  11.3%
Health Care                                         16.6%
Integrated Oils                                      1.6%
Materials and Processing                             4.9%
Other Energy                                         7.5%
Producer Durables                                    5.8%
Technology                                          18.8%
Utilities                                            6.2%
Other                                                0.0%
Cash                                                 2.9%

DATA AS OF JUNE 30, 2005

TOP TEN HOLDINGS 2

Symantec Corp.                                      1.83%
---------------------------------------------------------
ONEOK, Inc.                                         1.72%
---------------------------------------------------------
Coach, Inc.                                         1.69%
---------------------------------------------------------
Nextel Communications, Inc.                         1.67%
---------------------------------------------------------
Liberty Global, Inc.                                1.66%
---------------------------------------------------------
Verizon Communications, Inc.                        1.64%
---------------------------------------------------------
Imperial Oil Ltd.                                   1.56%
---------------------------------------------------------
XM Satellite Radio Holdings, Inc.                   1.48%
---------------------------------------------------------
Express Scripts, Inc.                               1.45%
---------------------------------------------------------
Genworth Financial, Inc.                            1.44%
---------------------------------------------------------

PERFORMANCE UPDATE

                                                                      3-Year       5-Year      10-Year     Annualized          Total
                                        Year-to-         1-Year   Annualized   Annualized   Annualized   Return Since   Return Since
                                     Date Return   Total Return       Return       Return       Return    Inception 3    Inception 3
------------------------------------------------------------------------------------------------------------------------------------
RS Growth Fund                             0.42%          8.00%       12.10%       -4.98%        6.05%         11.44%        315.30%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index 4            -1.72%          1.68%        7.26%      -10.36%        7.40%          8.23%        182.74%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index 5                        -0.78%          6.24%        8.28%       -2.39%        9.93%         10.43%        268.18%
------------------------------------------------------------------------------------------------------------------------------------

RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 5/12/92

[LINE GRAPH OMITTED]

-------------------------------------------------------------
                         RS Growth        Russell 1000(R)
            Date           Fund            Growth Index
-------------------------------------------------------------

       5/12/1992          $10,000             $10,000
            6/92          $ 9,801             $ 9,766
            9/92          $10,099             $10,193
           12/92          $11,004             $10,903
            3/93          $11,933             $10,810
            6/93          $11,943             $10,643
            9/93          $12,843             $10,801
           12/93          $13,378             $11,217
            3/94          $13,890             $10,722
            6/94          $13,276             $10,611
            9/94          $15,560             $11,428
           12/94          $16,469             $11,511
            3/95          $18,927             $12,607
            6/95          $23,086             $13,845
            9/95          $27,536             $15,102
           12/95          $23,501             $15,790
            3/96          $22,651             $16,638
            6/96          $23,429             $17,696
            9/96          $24,964             $18,334
           12/96          $26,819             $19,441
            3/97          $26,198             $19,545
            6/97          $30,483             $23,242
            9/97          $35,511             $24,989
           12/97          $30,523             $25,368
            3/98          $34,486             $29,212
            6/98          $36,066             $30,538
            9/98          $31,352             $27,764
           12/98          $38,898             $35,187
            3/99          $42,710             $37,424
            6/99          $43,746             $38,864
            9/99          $40,909             $37,441
           12/99          $49,958             $46,855
            3/00          $57,100             $50,194
            6/00          $53,620             $48,838
            9/00          $48,924             $46,212
           12/00          $44,416             $36,348
            3/01          $39,744             $28,751
            6/01          $38,228             $31,172
            9/01          $31,391             $25,121
           12/01          $35,344             $28,925
            3/02          $33,998             $28,176
            6/02          $29,484             $22,915
            9/02          $24,929             $19,467
           12/02          $25,612             $20,859
            3/03          $25,736             $20,637
            6/03          $30,602             $23,589
            9/03          $32,445             $24,512
           12/03          $36,941             $27,065
            3/04          $37,751             $27,277
            6/04          $38,455             $27,806
            9/04          $37,388             $26,353
           12/04          $41,356             $28,770
            3/05          $41,058             $27,594
            6/05          $41,530             $28,274


      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please keep in mind that high double-digit returns are highly unusual and cannot be sustained. Numbers assume reinvestment of dividends and capital gains. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 1-800-766-FUND or visiting www.RSinvestments.com.

1 The sector allocation represents the entire Russell universe. The Fund's holdings are allocated to each sector based on their Russell classification. Cash includes short-term investments and net other assets and liabilities.

2 Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3     Inception date: May 12, 1992.

4 The Russell 1000(R) Growth Index is an unmanaged market-capitalization -weighted index that measures the performance of those companies in the Russell 1000(R) Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.

5 The S&P 500(R) Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.

                                                      www.RSinvestments.com | 25

                      This page left blank intentionally.


26 | Call 1-800-766-FUND

                          THE INFORMATION AGE FUND(R)

           TARGETING INVESTMENTS IN THE INFORMATION TECHNOLOGY SECTOR

                                [PHOTOS OMITTED]

                                  STEVE BISHOP
                              Co-Portfolio Manager
                               For bio see page 6

                                 WENDELL LAIDLEY
                              Co-Portfolio Manager
                               For bio see page 6

                                 ALLISON THACKER
                              Co-Portfolio Manager
                               For bio see page 7

THE INFORMATION AGE FUND(R)

INVESTMENT STYLE

-------------------------------
LARGE-CAP   MID-CAP   SMALL-CAP
-------------------------------
  VALUE      BLEND     GROWTH
-------------------------------

FUND PHILOSOPHY THE INFORMATION AGE FUND(R) SEEKS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION BY AGGRESSIVELY INVESTING IN COMPANIES PRINCIPALLY WITHIN THE INFORMATION TECHNOLOGY SECTOR. THE FUND IS DESIGNED FOR INVESTORS WHO BELIEVE THAT AGGRESSIVE INVESTMENT IN THESE COMPANIES PROVIDES SIGNIFICANT OPPORTUNITY FOR CAPITAL APPRECIATION.

PERFORMANCE For the second quarter, The Information Age Fund(R) was up 7.00% whereas the Goldman Sachs Technology Composite Index 5 was up 1.37%, the PSE Technology 100 Index 4 was up 2.82%, and the S&P 500(R) Index 6 gained 1.37%. Year-to-date, The Information Age Fund(R) was down 6.43%, whereas the Goldman Sachs Technology Composite Index was down 7.55%, the PSE Technology 100 Index was down 4.31%, and the S&P 500 Index declined 0.78%.

PORTFOLIO REVIEW After a difficult first quarter sell-off, technology stocks rebounded in the second quarter based on the expectation of improving fundamentals in the second half of 2005. Most of the major technology sectors, including the Internet, participated in the rebound, following a weak first quarter.

HARDWARE In the hardware and semiconductor sector we had strong performance from SiRF Technology Holdings (1.92% of assets as of 6/30/05), a leading provider of global positioning system (GPS) semiconductor solutions. SiRF is currently benefiting from strong growth in the consumer handheld GPS device market and from the GPS automotive (in dashboard) market. Going forward we expect the cell phone market to be a major driver of revenues and earnings-per-share (EPS) because many cell phone manufacturers are planning to offer GPS functionality. The cell phone market is approximately 700 million units per year, and current GPS penetration is less than 2% of all cell phones sold, presenting a very large opportunity for SiRF Technology.

O2Micro International (3.56%) also performed well. We believe the company has done a good job of diversifying its business away from notebook computers and into the consumer marketplace, such as with LCD TVs and LCD monitors. We expect the LCD TV market to grow more than 100% in 2005 and 2006 to 18 million units and 40 million units, respectively. Overall the consumer market represents much higher growth (versus notebooks), and we believe O2Micro's strategic positioning is improved. We believe that the company has proprietary patented technology in these fast-growing markets and is taking the correct steps by legally defending its intellectual property. Although these legal battles are costly in the short-term, we believe that they will be cost-justified because they should lead to higher market share and higher sustainable margins over the long-term.

We sold Apple computer (0.00%) and our remaining position in Sigmatel (0.00%), based on our belief that the MP3 player market is getting


28 | Call 1-800-766-FUND
too competitive, and we are worried about excess inventory problems in the second half of 2005.

SOFTWARE The software and IT services sectors rebounded from a difficult first quarter once companies began reporting March quarter results in mid-April and fears of pronounced seasonal weakness were put to rest. These holdings represented roughly one-third of the Fund, which was up modestly from the previous period given the attractive valuations and the reduction of our Internet exposure early in the quarter. Our portfolio continues to be structured around specific industries where we believe growth opportunities are the most compelling; these include real-time Web collaboration, digital content distribution, wireless data enablement, analytics, hosted applications, infrastructure management, and federal IT services.

During the quarter we benefited from several merger-and-acquisition transactions including Adobe's (0.00%) acquisition of Macromedia (0.00%) in April and Computer Associates' (0.00%) acquisition of Niku Corp. (0.00%) in June. The best performances during the quarter were derived from WebEx Communications (3.44%), Sonic Solutions (3.66%), Salesforce.com (2.07%), Openwave Systems (2.07%), and MICROS Systems (1.72%) all of which reported strong results that resulted in positive moves in the stocks.

Our worst performing stocks during the quarter were Magma Design Automation (0.00%), which became entangled in litigation with a competitor, and DiamondCluster International (1.44%) and Altiris (0.00%), both of which reported disappointing results.

We added several new ideas to the portfolio during the quarter including Blackboard (1.01%), Hyperion Solutions Corp. (1.30%), and NAVTEQ Corp. (1.63%). Entering the second half of 2005, our largest positions include:WebEx, Sonic
Solutions, Openwave, Wind River Systems (1.93%) and Salesforce -- where fundamentals remain strong, consensus earnings estimates are likely to be revised upward, and valuations remain attractive.

INTERNET The second quarter continued to be mixed for Internet stocks. While our largest contributor to performance for the Fund in the quarter was Google (3.96%), that stock's leadership did not result in strong performance for all Internet stocks. After a very strong earnings report for the first quarter, Google stock appreciated throughout the period as investors reassessed Google's earnings potential. Additionally, we believe that large-cap diversified portfolio managers continued to shift money from investments in eBay (0.00%), Amazon (0.00%), and possibly Yahoo! (2.22%) toward Google. We continue to believe that Internet advertising will be one of the fastest-growing areas of the economy with better than 25% year-over-year growth in 2005. We believe online advertising adoption is just reaching the tipping point as Fortune 1000 companies realize that it is critical to reach their customers online.

A second key consumer trend that we believe will be a strong growth engine in 2005 is the adoption of advanced consumer services by wireless users. Our investments in JAMDAT Mobile (0.00%) and InfoSpace (2.74%) had very divergent performances this quarter, despite both showing

                                                      www.RSinvestments.com | 29
strong growth in the first quarter. InfoSpace is the market-share leader in wireless ringtone downloads. This is currently a hyper-growth market, but investors have been concerned about InfoSpace's margins getting squeezed by both the record labels that own the content and the wireless carriers that deliver the content to end users. We continue to own the stock and believe that it is very attractively priced. JAMDAT is a leader in downloadable games for wireless phones. Investors had been concerned about JAMDAT's margins and topline growth during the fourth quarter of last year and the first quarter of this year, but finally this quarter investors began to appreciate JAMDAT's opportunity for growth and its strong lineup of games. We sold our JAMDAT position in the second quarter.

OUTLOOK We believe that the remainder of 2005 will reflect the seasonal strength we have experienced in previous years, particularly with respect to demand from corporations (as opposed to service providers or consumers).

While we believe that overall technology spending conditions are likely to improve as the year progresses, we generally believe that 2005 will be a stock picker's year, with winners and losers in every major technology sub-sector. We continue to believe that our emerging growth style of technology investing has us well positioned to outperform the market in this environment. Our valuation levels, averaging 24 times 2006 earnings-per-share (EPS) estimates, appear attractive relative to 2006 EPS growth rates averaging 43%.

As fellow shareholders, we thank you for your continued trust and support.

/s/ Steve Bishop

Steve Bishop
Co-Portfolio Manager

/s/ Allison Thacker

Allison Thacker
Co-Portfolio Manager

/s/ Wendell Laidley

Wendell Laidley
Co-Portfolio Manager


30 | Call 1-800-766-FUND

GOOD IDEAS THAT WORKED +
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

Google, Inc.                                        1.41%
---------------------------------------------------------
SiRF Technology Holdings, Inc.                      0.88%
---------------------------------------------------------
Apple Computer, Inc.                                0.85%
---------------------------------------------------------
O2Micro International Ltd.                          0.65%
---------------------------------------------------------
Verisity Ltd.                                       0.63%
---------------------------------------------------------
Volterra Semiconductor Corp.                        0.49%
---------------------------------------------------------
MICROS Systems, Inc.                                0.43%
---------------------------------------------------------
Wind River Systems, Inc.                            0.39%
---------------------------------------------------------
Digitas, Inc.                                       0.37%
---------------------------------------------------------
Macromedia, Inc.                                    0.32%
---------------------------------------------------------

GOOD IDEAS AT THE TIME +
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

eBay, Inc.                                         -1.01%
---------------------------------------------------------
InfoSpace, Inc.                                    -1.00%
---------------------------------------------------------
Altiris, Inc.                                      -0.96%
---------------------------------------------------------
Greenfield Online, Inc.                            -0.89%
---------------------------------------------------------
Jupitermedia Corp.                                 -0.82%
---------------------------------------------------------
Sonic Solutions                                    -0.77%
---------------------------------------------------------
Yahoo! Inc.                                        -0.70%
---------------------------------------------------------
Mindspeed Technologies, Inc.                       -0.69%
---------------------------------------------------------
Novatel Wireless, Inc.                             -0.68%
---------------------------------------------------------
Virage Logic Corp.                                 -0.63%
---------------------------------------------------------

+ Percent contribution to total Fund return is estimated by dividing each security's combined realized and unrealized gains and/or losses by the Fund's average daily net assets over the six-month period. Realized and unrealized gains and losses represent the change in the Fund's total net assets attributable to the appreciation or depreciation in market value of each security. The Fund may have held the position for the entire six-month period or some portion thereof.

      Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in high-technology and
      Internet-related sectors may be highly volatile. Companies in these sectors operate in markets that are characterized by rapid change, evolving industry standards, frequent new service and product announcements, introductions, enhancements, and changing customer demands.

      Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

      Except as otherwise specifically stated, all information and portfolio manager commentary, including portfolio security positions, is as of June 30, 2005.

                                                      www.RSinvestments.com | 31

ASSETS UNDER MANAGEMENT: $91.7 million

SECTOR ALLOCATION 1

                              [BAR CHART OMITTED]

Autos and Transportation                             0.0%
Consumer Discretionary                              23.2%
Consumer Staples                                     0.4%
Financial Services                                   2.3%
Health Care                                          0.0%
Integrated Oils                                      0.0%
Materials and Processing                             0.0%
Other Energy                                         0.0%
Producer Durables                                    8.0%
Technology                                          64.1%
Utilities                                            0.0%
Other                                                0.0%
Cash                                                 2.0%

DATA AS OF JUNE 30, 2005

TOP TEN HOLDINGS 2

M-Systems Flash Disk Pioneers Ltd.                  4.23%
---------------------------------------------------------
Google, Inc.                                        3.96%
---------------------------------------------------------
Sonic Solutions                                     3.66%
---------------------------------------------------------
O2Micro International Ltd.                          3.56%
---------------------------------------------------------
WebEx Communications, Inc.                          3.44%
---------------------------------------------------------
PLX Technology, Inc.                                2.90%
---------------------------------------------------------
InfoSpace, Inc.                                     2.74%
---------------------------------------------------------
Credence Systems Corp.                              2.51%
---------------------------------------------------------
ValueClick, Inc.                                    2.48%
---------------------------------------------------------
Digitas, Inc.                                       2.42%
---------------------------------------------------------

PERFORMANCE UPDATE

                                                                              3-Year       5-Year     Annualized          Total
                                                Year-to-         1-Year   Annualized   Annualized   Return Since   Return Since
                                             Date Return   Total Return       Return       Return    Inception 3    Inception 3
-------------------------------------------------------------------------------------------------------------------------------
The Information Age Fund(R)                       -6.43%         -3.35%       21.10%      -13.85%          8.77%        124.65%
PSE Technology 100 Index 4                        -4.31%          1.37%       13.23%       -7.51%         14.32%        262.79%
Goldman Sachs Technology Composite Index 5        -7.55%         -5.75%        9.05%      -18.30%          7.21%         95.50%
S&P 500(R) Index 6                                -0.78%          6.24%        8.28%       -2.39%          9.23%        134.00%

RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 11/15/95

                              [LINE GRAPH OMITTED]

--------------------------------------------------------------------------------
                                                    Goldman Sachs
                                                     Technology
                The Information   PSE Technology      Composite     S&P 500(R)
        Date      Age Fund(R)       100 Index 4        Index 5       Index 5
--------------------------------------------------------------------------------

  11/15/1995        $10,000          $10,000           $10,000       $10,000
       12/95        $ 9,300          $ 9,819           $ 9,503       $10,398
        3/96        $ 9,340          $ 9,790           $ 9,988       $10,958
        6/96        $10,710          $10,123           $10,950       $11,442
        9/96        $11,790          $10,803           $11,904       $11,801
       12/96        $11,785          $11,786           $12,971       $12,788
        3/97        $10,351          $11,775           $12,548       $13,130
        6/97        $12,276          $13,735           $15,245       $15,415
        9/97        $15,982          $16,360           $18,076       $16,571
       12/97        $12,509          $14,140           $15,979       $17,053
        3/98        $14,269          $16,837           $18,925       $19,430
        6/98        $14,958          $16,834           $20,241       $20,059
        9/98        $13,421          $15,562           $19,341       $18,069
       12/98        $19,040          $21,860           $26,969       $21,925
        3/99        $22,114          $24,203           $29,886       $23,009
        6/99        $24,637          $29,822           $34,067       $24,626
        9/99        $26,959          $30,542           $35,835       $23,086
       12/99        $43,072          $47,305           $50,860       $26,535
        3/00        $50,522          $56,549           $58,896       $27,132
        6/00        $47,345          $53,601           $53,710       $26,410
        9/00        $42,134          $50,550           $48,483       $26,153
       12/00        $27,959          $39,634           $31,585       $24,107
        3/01        $22,679          $32,225           $22,875       $21,249
        6/01        $22,532          $35,319           $26,214       $22,487
        9/01        $14,913          $25,170           $16,887       $19,178
       12/01        $21,776          $33,454           $22,524       $21,236
        3/02        $18,763          $33,347           $20,872       $21,292
        6/02        $12,649          $24,993           $15,076       $18,430
        9/02        $ 8,378          $18,771           $10,980       $15,257
       12/02        $11,315          $22,304           $13,419       $16,533
        3/03        $12,379          $22,211           $13,338       $16,021
        6/03        $16,635          $27,365           $16,321       $18,490
        9/03        $19,423          $30,002           $18,168       $18,964
       12/03        $22,375          $33,934           $20,618       $21,264
        3/04        $23,364          $34,759           $20,384       $21,647
        6/04        $23,245          $35,789           $20,743       $22,026
        9/04        $20,262          $33,105           $18,440       $21,594
       12/04        $24,009          $37,912           $21,147       $23,585
        3/05        $20,997          $35,283           $19,285       $23,083
        6/05        $22,465          $36,279           $19,550       $23,400


      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please keep in mind that high double-digit returns are highly unusual and cannot be sustained. Numbers assume reinvestment of dividends and capital gains. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 1-800-766-FUND or visiting www.RSinvestments.com.

1 The sector allocation represents the entire Russell universe. The Fund's holdings are allocated to each sector based on their Russell classification. Cash includes short-term investments and net other assets and liabilities. If a holding is not classified by Russell it is assigned a Russell designation by RS Investments.

2 Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3     Inception date: November 15, 1995.

4 The PSE Technology 100 Index is a price-weighted index comprised of not more than 100 individual stocks. The index is modeled to represent a broad spectrum of companies engaged principally in manufacturing products and/or providing services within advanced technology fields. As a broad-based index, individual components identified by Pacific Exchange ("PCX") represent at least ten industry sub-sectors. Index results do not assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees or expenses.

5 The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on a universe of technology related stocks. Index results do not assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index and, unlike the Fund, the index does not incur fees and expenses.

6 The S&P 500(R) Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.


32 | Call 1-800-766-FUND

                             RS INTERNET AGE FUND(R)

 INVESTING IN COMPANIES LIKELY TO BENEFIT FROM THE DEVELOPMENT OF THE INTERNET

                                [PHOTOS OMITTED]

                                  STEVE BISHOP
                              Co-Portfolio Manager
                               For bio see page 6

                                 WENDELL LAIDLEY
                              Co-Portfolio Manager
                               For bio see page 6

                                 ALLISON THACKER
                              Co-Portfolio Manager
                               For bio see page 7

RS INTERNET AGE FUND(R)

INVESTMENT STYLE

-------------------------------
LARGE-CAP   MID-CAP   SMALL-CAP
-------------------------------
  VALUE      BLEND     GROWTH
-------------------------------

FUND PHILOSOPHY THE RS INTERNET AGE FUND(R) SEEKS LONG-TERM CAPITAL APPRECIATION BY IDENTIFYING HIGH-QUALITY COMPANIES AND BUSINESS MODELS IN EMERGING AND RAPID-GROWTH SECTORS, WHOSE PROSPECTS ARE LIKELY TO BENEFIT FROM THE DEVELOPMENT OF THE INTERNET. INVESTMENT CRITERIA INCLUDE INCREASING MARKET SHARE, HIGH MARGIN POTENTIAL, A PROPRIETARY ADVANTAGE, AND A MANAGEMENT TEAM ABLE TO LEVERAGE THAT ADVANTAGE. WE CONDUCT FUNDAMENTAL RESEARCH, INCLUDING EXTENSIVE TRAVEL AND FREQUENT VISITS WITH COMPANY MANAGEMENT TEAMS. WE SEEK TO ADAPT
QUICKLY TO INDUSTRY DEVELOPMENTS. THE FUND IS INTENDED FOR INVESTORS WITH LONG-TERM INVESTMENT HORIZONS.

PERFORMANCE For the second quarter, the RS Internet Age Fund(R) was up 6.83% whereas the Goldman Sachs Technology Composite Index 5 was up 1.37%, TheStreet.com Internet Sector (DOT(SM)) Index 4 was up 2.70%, and the S&P 500(R) Index 6 gained 1.37%. Year-to-date, the RS Internet Age Fund(R) was down 6.40%, whereas the Goldman Sachs Technology Composite Index was down 7.55%, TheStreet.com Index was down 8.67%, and the S&P declined 0.78%.

PORTFOLIO REVIEW After a difficult first quarter sell-off, technology stocks rebounded in the second quarter based on the expectation of improving fundamentals in the second half of 2005. Most of the major technology sectors, including the Internet, participated in the rebound, following a weak first quarter.

INTERNET Results for Internet stocks for the second quarter were mixed. Our largest contributor to performance was Google (5.59% of assets as of 6/30/05), which had a strong quarterly report for the first quarter and appreciated throughout the second quarter. E-commerce stocks continued to be weak, however, and performance of smaller-cap Internet content and services companies was mixed. One of the key reasons for Google's strong appreciation is rising prices for online keyword-based advertising, where it is a leading provider of inventory. However, for major buyers of keyword advertising -- e-commerce companies -- this pricing situation is actually a negative. For this reason, we currently have few e-commerce investments and are focused on companies that have a way of mitigating the pressure of rising advertising costs. Such companies as Overstock.com (1.23%), GSI Commerce (2.08%), and Priceline.com (1.68%) are companies that have very sophisticated ad-buying organizations that have enabled them to offset rising advertising costs.

Despite the benefits of both rising prices and strong adoption of online advertising, some of our investments this quarter in content stocks were weak, such as Marchex (3.03%) and InfoSpace (3.38%). This quarter investors have preferred to flock to the market leader -- Google -- with the apparent belief that other players in the market cannot succeed. We do not believe that this is a winner-take-all market, and we continue to see strong fundamentals for most companies in the online advertising market. As the Google valuation becomes significantly higher than other investments in the sector, we believe investor interest should refocus on alternatives.


34 | Call 1-800-766-FUND

Greenfield Online (1.47%) was weak this quarter as the company focused on deploying the capital it raised in 2004 into several major acquisitions. Greenfield is an online-based market research company; its management surmised that growing the panel of people willing to take surveys to the point that Greenfield could provide a full range of global offerings was key. After making several acquisitions, however, Greenfield's original core business grew less quickly than analysts had hoped. This led to a decline in the stock price this quarter. Additionally, management has been using stock as a component of the price it paid for the acquisitions, and it is possible that these shares are being sold into the open market. We still like the online market research business; Greenfield's online data gathering costs half as much as using traditional, offline phone-based or in-person surveys. We believe that this business is truly better when done online, which should lead to market share gains for Greenfield over time.

HARDWARE In the hardware and semiconductor segment, we had strong performance from Trident Microsystems (1.29%), a leader in LCD TV chips. Although we expect the LCD TV market to grow more than 100% in 2005 and 2006, at over 30 times 2006 estimated earnings-per-share (EPS), the stock is approaching its near-term fair value, and we have been trimming the position. Novatel Wireless (1.05%), a maker of 3G wireless Internet access cards, also performed well as the stock rebounded from its oversold condition in the first quarter. Novatel is currently ramping up business with three major wireless carriers: Vodaphone, Sprint, and Verizon. The company is also planning to ship its new Ovation wireless home router product starting in the third quarter.

M-Systems Flash Disk Pioneers (4.81%) detracted from performance as the stock retraced some of its strong moves in the first quarter. We believe the major shift from NOR-based flash memory to NAND-based flash memory is just beginning. Fundamentals remain intact, and we expect a strong second half as the mobile disk-on-chip product line begins shipping to many major cell phone manufacturers. Mindspeed Technologies (0.00%) was also a poor performer in the second quarter as the company failed to meet its revenue and earnings-per-share
(EPS) breakeven targets. We think the higher-growth voice-over-IP business is performing as planned, and the other businesses continue to underperform. We sold our position and plan to revisit the stock when the voice-over-IP business is large enough to drive profits for the entire company.

We have recently added a new position, Rackable Systems (1.36%), an emerging manufacturer of differentiated low-cost, high-performance servers. We also added in Silicon Image (0.72%) to the portfolio because we think that the stock can show strong fundamental performance in the second half based on increased penetration of the HDMI (high-definition multimedia interface) standard in set-top boxes and digital TVs.

SOFTWARE The software and IT services sector rebounded from a difficult first quarter once companies began reporting March quarter results in mid-April, and fears of pronounced seasonal weakness were put to rest. Our weighting increased slightly early in the quarter to roughly one-fourth of the Fund as we sought to take advantage of attractive valuations in the group. Our portfolio continues to be structured around specific industries where growth opportunities

                                                      www.RSinvestments.com | 35
are the most compelling; these include real-time web collaboration, digital content distribution, wireless data enablement, analytics, hosted applications, infrastructure management, and federal IT services.

During the quarter we benefited from several merger-and-acquisition transactions including Adobe's (0.00%) acquisition of Macromedia (0.00%) in April. The best performances during the quarter were derived from WebEx communications (3.39%), Salesforce.com (2.52%), Openwave Systems (2.65%), Sonic Solutions (3.48%), and WebSideStory (1.99%) -- all of which reported strong earnings that resulted in positive moves in the stocks.

Our worst performing stocks during the quarter were RightNow Technologies (0.00%), where consensus estimates were lowered, and Check Point Software Technologies (0.90%), where concerns about growth reacceleration lingered. We added several new ideas to the portfolio during the quarter, including Blackboard (1.32%), NAVTEQ Corp. (1.63%), and WebSideStory.

Entering the second half of 2005, our largest positions include WebEx, Sonic Solutions, Openwave, Salesforce.com and WebSideStory, where fundamentals remain strong, valuations remain attractive, and we believe consensus earnings estimates are likely to be revised upward.

OUTLOOK We expect the remainder of 2005 to reflect the seasonal strength we have experienced in previous years, particularly with respect to demand from corporations (as opposed to service providers or consumers). Our valuation levels, averaging 25 times 2006 EPS estimates, appear attractive relative to 2006 EPS growth rates averaging 50%.

As fellow shareholders, we thank you for your continued trust and support.

/s/ Steve Bishop

Steve Bishop
Co-Portfolio Manager

/s/ Allison Thacker

Allison Thacker
Co-Portfolio Manager

/s/ Wendell Laidley

Wendell Laidley
Co-Portfolio Manager


36 | Call 1-800-766-FUND

GOOD IDEAS THAT WORKED+
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

Google, Inc.                                        1.98%
---------------------------------------------------------
Verisity Ltd.                                       0.94%
---------------------------------------------------------
O2Micro International Ltd.                          0.69%
---------------------------------------------------------
Trident Microsystems, Inc.                          0.59%
---------------------------------------------------------
Shopping.com Ltd.                                   0.58%
---------------------------------------------------------
Macromedia, Inc.                                    0.57%
---------------------------------------------------------
Wind River Systems, Inc.                            0.56%
---------------------------------------------------------
Digitas, Inc.                                       0.45%
---------------------------------------------------------
WebSideStory, Inc.                                  0.44%
---------------------------------------------------------
Salesforce.com, Inc.                                0.36%

GOOD IDEAS AT THE TIME+
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

InfoSpace, Inc.                                    -1.43%
---------------------------------------------------------
Greenfield Online, Inc.                            -1.36%
---------------------------------------------------------
Marchex, Inc.                                      -1.16%
---------------------------------------------------------
eBay, Inc.                                         -1.14%
---------------------------------------------------------
Jupitermedia Corp.                                 -0.87%
---------------------------------------------------------
51jobs, Inc.                                       -0.82%
---------------------------------------------------------
Sonic Solutions                                    -0.77%
---------------------------------------------------------
Novatel Wireless, Inc.                             -0.76%
---------------------------------------------------------
Overstock.com, Inc.                                -0.68%
---------------------------------------------------------
AudioCodes Ltd.                                    -0.62%
---------------------------------------------------------

+ Percent contribution to total Fund return is estimated by dividing each security's combined realized and unrealized gains and/or losses by the Fund's average daily net assets over the six-month period. Realized and unrealized gains and losses represent the change in the Fund's total net assets attributable to the appreciation or depreciation in market value of each security. The Fund may have held the position for the entire six-month period or some portion thereof.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in high-technology and Internet-related sectors may be highly volatile. Companies in these sectors operate in markets that are characterized by rapid change, evolving industry standards, frequent new service and product announcements, introductions, enhancements, and changing customer demands.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and portfolio manager commentary, including portfolio security positions, is as of June 30, 2005.

                                                      www.RSinvestments.com | 37

ASSETS UNDER MANAGEMENT: $76.7 million

SECTOR ALLOCATION 1

                              [BAR CHART OMITTED]

Autos and Transportation                             0.0%
Consumer Discretionary                              41.3%
Consumer Staples                                     0.7%
Financial Services                                   2.6%
Health Care                                          0.0%
Integrated Oils                                      0.0%
Materials and Processing                             0.0%
Other Energy                                         0.0%
Producer Durables                                    6.0%
Technology                                          47.4%
Utilities                                            0.0%
Other                                                0.0%
Cash                                                 2.0%

DATA AS OF JUNE 30, 2005

TOP TEN HOLDINGS 2

Google, Inc.                                        5.59%
---------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.                  4.81%
---------------------------------------------------------
ValueClick, Inc.                                    4.04%
---------------------------------------------------------
Sonic Solutions                                     3.48%
---------------------------------------------------------
O2Micro International Ltd.                          3.40%
---------------------------------------------------------
WebEx Communications, Inc.                          3.39%
---------------------------------------------------------
InfoSpace, Inc.                                     3.38%
---------------------------------------------------------
Marchex, Inc.                                       3.03%
---------------------------------------------------------
Digitas, Inc.                                       2.94%
---------------------------------------------------------
Yahoo! Inc.                                         2.82%
---------------------------------------------------------

PERFORMANCE UPDATE

                                                                                  3-Year       5-Year     Annualized          Total
                                                    Year-to-         1-Year   Annualized   Annualized   Return Since   Return Since
                                                 Date Return   Total Return       Return       Return    Inception 3    Inception 3
-----------------------------------------------------------------------------------------------------------------------------------
RS Internet Age Fund(R)                                -6.40%         -1.46%       22.96%      -10.94%         -6.85%       -32.70%
-----------------------------------------------------------------------------------------------------------------------------------
TheStreet.com Internet Sector (DOT(SM)) Index 4        -8.67%          7.36%       25.60%      -25.73%        -24.67%       -79.44%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Technology Composite Index 5             -7.55%         -5.75%        9.05%      -18.30%        -13.20%       -54.63%
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index 6                                     -0.78%          6.24%        8.28%       -2.39%         -1.33%        -7.21%

RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 12/1/99

                              [LINE GRAPH OMITTED]

--------------------------------------------------------------------------------
                              TheStreet.com
                             Internet Sector    Goldman Sachs
               RS Internet      (DOT(SM))         Technology       S&P 500(R)
      Date     Age Fund(R)       Index 4       Composite Index 5    Index 6
--------------------------------------------------------------------------------

 12/1/1999       $10,000         $10,000            $10,000         $10,000
     12/99       $12,180         $12,477            $11,803         $10,522
      3/00       $14,300         $11,965            $13,668         $10,759
      6/00       $12,010         $ 9,098            $12,465         $10,473
      9/00       $10,820         $ 7,712            $11,252         $10,371
     12/00       $ 6,530         $ 3,249            $ 7,330         $ 9,560
      3/01       $ 4,790         $ 2,423            $ 5,309         $ 8,427
      6/01       $ 5,940         $ 2,644            $ 6,084         $ 8,917
      9/01       $ 3,750         $ 1,287            $ 3,919         $ 7,605
     12/01       $ 5,760         $ 2,085            $ 5,227         $ 8,421
      3/02       $ 5,220         $ 1,687            $ 4,844         $ 8,443
      6/02       $ 3,620         $ 1,038            $ 3,499         $ 7,308
      9/02       $ 2,380         $   731            $ 2,548         $ 6,050
     12/02       $ 3,270         $   926            $ 3,114         $ 6,556
      3/03       $ 3,510         $   977            $ 3,095         $ 6,353
      6/03       $ 4,800         $ 1,317            $ 3,788         $ 7,332
      9/03       $ 5,680         $ 1,445            $ 4,216         $ 7,520
     12/03       $ 6,580         $ 1,654            $ 4,785         $ 8,432
      3/04       $ 6,900         $ 1,745            $ 4,731         $ 8,584
      6/04       $ 6,830         $ 1,915            $ 4,814         $ 8,734
      9/04       $ 5,980         $ 1,799            $ 4,279         $ 8,563
     12/04       $ 7,190         $ 2,251            $ 4,908         $ 9,353
      3/05       $ 6,300         $ 2,002            $ 4,476         $ 9,154
      6/05       $ 6,730         $ 2,056            $ 4,537         $ 9,279


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please keep in mind that high double-digit returns are highly unusual and cannot be sustained. Numbers assume reinvestment of dividends and capital gains. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 1-800-766-FUND or visiting www.RSinvestments.com.

1 The sector allocation represents the entire Russell universe. The Fund's holdings are allocated to each sector based on their Russell classification. Cash includes short-term investments and net other assets and liabilities.

2 Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3     Inception date: December 1, 1999.

4 TheStreet.com Internet Sector (DOT(SM)) Index is an unmanaged, equal dollar-weighted index composed of leading companies involved in Internet commerce, service, and software. Index results do not assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees or expenses.

5 The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on a universe of technology related stocks. Index results do not assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index and, unlike the Fund, the index does not incur fees and expenses.

6 The S&P 500(R) Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.


38 | Call 1-800-766-FUND

                          RS MIDCAP OPPORTUNITIES FUND

     SEEKING GROWTH IN MID-CAP COMPANIES WHILE ATTEMPTING TO MODERATE RISK

                                 [PHOTO OMITTED]

                                  JOHN WALLACE
                                Portfolio Manager
                               For bio see page 7

RS MIDCAP OPPORTUNITIES FUND

INVESTMENT STYLE

--------------------------------------
LARGE-CAP       MID-CAP      SMALL-CAP
--------------------------------------
  VALUE          BLEND        GROWTH
--------------------------------------

FUND PHILOSOPHY THE RS MIDCAP OPPORTUNITIES FUND SEEKS TO ACHIEVE LONG-TERM CAPITAL GROWTH BY INVESTING PRINCIPALLY IN MID-CAP COMPANIES. OUR FLEXIBLE, BOTTOM-UP APPROACH IS BASED ON VALUE RECOGNITION AND TREND ANALYSIS. WE LOOK FOR WELL-MANAGED COMPANIES WITH IMPROVING FUNDAMENTALS THAT MAY BE POSITIONED FOR GROWTH. OUR FORMULA FOR LONG-TERM SUCCESS ALSO INCLUDES A DISCIPLINED APPROACH TO MANAGING RISK: LOSSES ARE MINIMIZED QUICKLY, AND WE CONSTANTLY LOOK FOR ATTRACTIVE OPPORTUNITIES.

PERFORMANCE After a dismal April, the stock market rebounded modestly in the second quarter with only one major index -- Dow Jones Industrial Average -- declining for the quarter. Leadership in the second quarter was certainly defensive in nature. The RS MidCap Opportunities Fund was up 2.63% for the quarter but underperformed our primary benchmark, the Russell Midcap(R) Growth Index 4 (RUME), which was up 3.43%. Mid-cap stocks outperformed both large-caps and small-caps in the first half of 2005. Year-to-date, the Fund was down 0.57%, while the RUME was up 1.70%, the Dow declined 3.68%, the S&P 500(R) Index 5 was down 0.78%, and the Nasdaq was down 5.45%.

PORTFOLIO REVIEW For the past two years, the Fund has been positioned to benefit from sustained economic growth. The economy is nearing its fifth year of expansion and has shown itself to be very resilient, growing at a rate of 3.5% or greater during seven of the past eight quarters. In fact, first quarter gross domestic product increased at a 3.8% annual clip - well above the 3.5% growth trend line. The strength was attributed primarily to upward revisions in personal consumption, strong residential housing investment, and growth in exports. Many economists forecast growth of between 3.0% and 3.5% for the remainder of the year. Concerns such as high oil prices, continued froth in the housing market, and record-high trade deficits could change that outlook to the downside.

On the last day of the quarter, the Fed raised the federal funds rate another 25 basis points to 3.25%. Since the Fed started tightening this cycle (June 30, 2004), it has raised rates nine times for a total of 225 basis points. We believe that there will be another hike in August and that we are getting close to a federal funds target rate (3.5% to 4.0%) that is approaching neutrality. Historically, growth stocks have done better when investors began to see the end of a rate-hiking trend.

In a quarter that was very defensive in nature, the utilities sector was our best performer. Our overweighting helped because the leadership was broad based. One of the biggest winners this quarter was Southwestern Energy Company (1.37% of assets as of 6/30/05), a natural gas and crude oil exploration and production company. Its development and production activities are focused in Arkansas, Louisiana, and Texas. Another top performer was UGI (0.92%) a gas and propane distributor with more than 350,000


40 | Call 1-800-766-FUND
customers in Pennsylvania. Utility holdings Nextel Partners (1.21%) and Alamosa Holdings (1.35%), wireless voice and data service providers to more than 2.5 million subscribers (combined), were also big winners in the second quarter.

Oil prices were an emotional roller coaster in the second quarter, starting at about $58 per barrel in April, declining to $48 and rising to $60 per barrel by the end of June! Although $60 is a record in nominal terms, it is nearly 30% below early 1980s prices in real terms. Efficiency improvements and fuel substitution have made the economy more than 20% less oil-intensive than it was back then. Rising petroleum prices will at some point pose an obstacle to continued growth, but there is little to suggest that we have reached that point.

We remain overweighted in the energy sector and continue to believe that this group will have the best earnings outlook for the remainder of 2005. Despite record profits in recent quarters, earnings estimates continue to rise and relative valuations remain below previous cycle peaks. Year-to-date holdings in National-Oilwell Varco (1.01%), a designer and manufacturer of land drilling rigs, and Baker Hughes (1.22%), an energy service company focused on drilling and completion and production of oil wells, were also big contributors to performance.

Our biggest disappointment and worst investment thus far in 2005 has been Gemstar-TV Guide International (1.51%). This media and technology company develops and licenses television guides for broadcast, satellite, and cable TV. Our original thesis that the company would de-emphasize its traditional print media business (which includes TV Guide) and focus on higher-growth, higher-return businesses is taking much longer than we had anticipated. We continue to hold the stock because we believe that management will ultimately succeed in transitioning the company from "value" to "growth".

Our underweighting in health care hurt the Fund. Investments in Valeant Pharmaceuticals (0.00%) detracted from Fund performance on concerns of phase III trial results and potential market size for a new hepatitis drug; we sold the stock during the quarter. OSI Pharmaceuticals (1.03%), a company focused on the discovery, development, and commercialization of drugs for the treatment of cancer and diabetes, was down on concerns that its flagship product, Tarceva (for lung-cancer), would have lackluster sales. We disagree and feel that the opportunities for Tarceva are underappreciated.

We added Advanced Medical Optics (1.27%) a leading player in ophthalmic surgical products and surgical eye care, to the Fund this quarter. We believe that management has accomplished numerous improvements in operating performance, along with several strategic acquisitions, that should lead to superior earnings momentum over the next 12 to 24 months.

OUTLOOK Despite a modest start to 2005, we remain optimistic. Across the Fund, our valuation levels are averaging 21 times our 2006 earnings-per-share (EPS) estimates which appear attractive relative to 2006 EPS growth rates averaging nearly 30%. The economy remains strong and corporate earnings continue to climb, albeit at a

                                                      www.RSinvestments.com | 41

GOOD IDEAS THAT WORKED+
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

Southwestern Energy Co.                             0.51%
---------------------------------------------------------
National-Oilwell Varco, Inc.                        0.38%
---------------------------------------------------------
Nextel Partners, Inc.                               0.30%
---------------------------------------------------------
Martin Marietta Materials, Inc.                     0.30%
---------------------------------------------------------
Allegheny Energy, Inc.                              0.27%
---------------------------------------------------------
Apple Computer, Inc.                                0.26%
---------------------------------------------------------
Medco Health Solutions, Inc.                        0.25%
---------------------------------------------------------
CIGNA Corp.                                         0.25%
---------------------------------------------------------
D.R. Horton, Inc.                                   0.25%
---------------------------------------------------------
Renal Care Group, Inc.                              0.24%
---------------------------------------------------------

GOOD IDEAS AT THE TIME+
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

Gemstar-TV Guide International, Inc.               -0.67%
---------------------------------------------------------
Cytyc Corp.                                        -0.40%
---------------------------------------------------------
OSI Pharmaceuticals, Inc.                          -0.34%
---------------------------------------------------------
Valeant Pharmaceuticals International              -0.33%
---------------------------------------------------------
Avaya, Inc.                                        -0.33%
---------------------------------------------------------
palmOne, Inc.                                      -0.31%
---------------------------------------------------------
Netease.com, Inc.                                  -0.28%
---------------------------------------------------------
InfoSpace, Inc.                                    -0.27%
---------------------------------------------------------
Waters Corp.                                       -0.26%
---------------------------------------------------------
Huntsman Corp.                                     -0.26%
---------------------------------------------------------

slower pace than 2004. We expect profit growth numbers for mid-caps to come in slightly stronger than for large-cap companies, and we continue to focus on those companies growing top line (revenues) and bottom line (earnings) at levels greater than the market.

As a fellow shareholder of the Fund, I remain focused and committed to our investment goal: long-term capital growth. Thank you for your confidence and support.

/s/ John Wallace

John Wallace
Portfolio Manager

+ Percent contribution to total Fund return is estimated by dividing each security's combined realized and unrealized gains and/or losses by the Fund's average daily net assets over the six-month period. Realized and unrealized gains and losses represent the change in the Fund's total net assets attributable to the appreciation or depreciation in market value of each security. The Fund may have held the position for the entire six-month period or some portion thereof.

      Investing in mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in technology companies may be highly volatile.

      Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

      Except as otherwise specifically stated, all information and portfolio manager commentary, including portfolio security positions, is as of June 30, 2005.


42 | Call 1-800-766-FUND

ASSETS UNDER MANAGEMENT: $197.5 million

SECTOR ALLOCATION 1

                              [BAR CHART OMITTED]

Autos and Transportation                       2.2%
Consumer Discretionary                        24.5%
Consumer Staples                               1.0%
Financial Services                             9.4%
Health Care                                   14.2%
Integrated Oils                                0.0%
Materials and Processing                       2.5%
Other Energy                                   9.7%
Producer Durables                              6.9%
Technology                                    19.5%
Utilities                                      8.0%
Other                                          0.9%
Cash                                           1.2%

DATA AS OF JUNE 30, 2005

TOP TEN HOLDINGS 2

Avid Technology, Inc.                         1.54%
---------------------------------------------------
Gemstar-TV Guide International, Inc.          1.51%
---------------------------------------------------
Reliant Energy, Inc.                          1.40%
---------------------------------------------------
Vulcan Materials Co.                          1.40%
---------------------------------------------------
Southwestern Energy Co.                       1.37%
---------------------------------------------------
Alamosa Holdings, Inc.                        1.35%
---------------------------------------------------
D.R. Horton, Inc.                             1.33%
---------------------------------------------------
Symantec Corp.                                1.31%
---------------------------------------------------
Scientific Games Corp.                        1.30%
---------------------------------------------------
Advanced Medical Optics, Inc.                 1.27%
---------------------------------------------------

PERFORMANCE UPDATE

                                                                    3-Year       5-Year     Annualized          Total
                                      Year-to-         1-Year   Annualized   Annualized   Return Since   Return Since
                                   Date Return   Total Return       Return       Return    Inception 3    Inception 3
----------------------------------------------------------------------------------------------------------------------
RS MidCap Opportunities Fund             -0.57%          6.60%       14.30%       -0.75%         11.38%        192.93%
----------------------------------------------------------------------------------------------------------------------
Russell Midcap(R) Growth Index 4          1.70%         10.86%       14.86%       -5.23%          8.98%        135.90%
----------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index 5                       -0.78%          6.24%        8.28%       -2.39%          9.63%        150.17%
----------------------------------------------------------------------------------------------------------------------

RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 7/12/95

[LINE GRAPH OMITTED]

-------------------------------------------------------------------
                         RS MidCap           Russell MidCap(R)
      Date           Opportunities Fund       Growth index 4
-------------------------------------------------------------------

 7/12/1995                $10,000                 $10,000
      9/95                $10,760                 $10,519
     12/95                $11,240                 $10,718
      3/96                $12,200                 $11,409
      6/96                $13,330                 $11,835
      9/96                $13,340                 $12,237
     12/96                $13,956                 $12,591
      3/97                $13,526                 $12,132
      6/97                $15,216                 $13,917
      9/97                $17,850                 $15,865
     12/97                $17,082                 $15,429
      3/98                $19,103                 $17,270
      6/98                $18,396                 $17,260
      9/98                $15,907                 $14,378
     12/98                $19,071                 $18,185
      3/99                $20,416                 $18,806
      6/99                $23,567                 $20,765
      9/99                $22,358                 $19,726
     12/99                $29,773                 $27,512
      3/00                $35,178                 $33,324
      6/00                $30,409                 $30,856
      9/00                $30,540                 $31,634
     12/00                $27,905                 $24,280
      3/01                $25,533                 $18,189
      6/01                $27,162                 $21,133
      9/01                $19,928                 $15,258
     12/01                $23,995                 $19,387
      3/02                $22,979                 $19,045
      6/02                $19,617                 $15,567
      9/02                $16,569                 $12,893
     12/02                $17,658                 $14,074
      3/03                $17,924                 $14,072
      6/03                $21,383                 $16,711
      9/03                $23,052                 $17,908
     12/03                $26,221                 $20,086
      3/04                $27,212                 $21,057
      6/04                $27,479                 $21,278
      9/04                $26,656                 $20,357
     12/04                $29,462                 $23,195
      3/05                $28,543                 $22,807
      6/05                $29,293                 $23,590


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please keep in mind that high double-digit returns are highly unusual and cannot be sustained. Numbers assume reinvestment of dividends and capital gains. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 1-800-766-FUND or visiting www.RSinvestments.com.

1 The sector allocation represents the entire Russell universe. The Fund's holdings are allocated to each sector based on their Russell classification. Cash includes short-term investments and net other assets and liabilities.
2 Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.
3     Inception date: July 12, 1995.
4     The    Russell     Midcap(R)     Growth     Index    is    an    unmanaged
      market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. (The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.
5 The S&P 500(R) Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.

                                                      www.RSinvestments.com | 43

                       This page left blank intentionally.


44 | Call 1-800-766-FUND

                         RS SMALLER COMPANY GROWTH FUND

         FOCUSING ON COMPANIES WITH MARKET CAPS OF $1.5 BILLION OR LESS

                                 [PHOTO OMITTED]

                                 BILL WOLFENDEN
                                Portfolio Manager
                               For bio see page 7

RS SMALLER COMPANY GROWTH FUND

INVESTMENT STYLE

-----------------------------------------
LARGE-CAP        MID-CAP        SMALL-CAP
-----------------------------------------
  VALUE           BLEND          GROWTH
-----------------------------------------

FUND PHILOSOPHY THE RS SMALLER COMPANY GROWTH FUND INVESTS PRINCIPALLY IN SMALLER GROWTH COMPANIES. THE FUND NORMALLY INVESTS AT LEAST 80% OF ITS NET ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS OF $1.5 BILLION OR LESS. WE SEEK SMALLER COMPANIES THAT WE BELIEVE HAVE THE POTENTIAL FOR LONG-TERM CAPITAL APPRECIATION BASED ON SUPERIOR OR NICHE PRODUCTS OR SERVICES, OPERATING CHARACTERISTICS, MANAGEMENT, OR OTHER FACTORS. THE FUND MAY AT TIMES INVEST A SUBSTANTIAL PORTION OF ITS ASSETS IN TECHNOLOGY COMPANIES.

PERFORMANCE After two strong years in 2003 and 2004, the stock market took a breather in the first half of 2005, with most major indexes flat to slightly down. The RS Smaller Company Growth Fund performed well during this period, declining 0.89% year-to-date, compared with a drop of 3.58% for the Fund's benchmark, the Russell 2000(R) Growth Index 4. The first quarter was tough for stocks, as investors focused on rising interest rates and oil prices and the expectation of slower corporate earnings growth. However, first quarter earnings and guidance for the full year were better than investors had expected, and the economy appears to be still growing modestly despite the high oil prices. As such, the Fund's first quarter was okay for stocks, but the second quarter was quite strong, which drove most of the year-to-date outperformance. Overall I am pleased with this year's performance relative to the benchmark. I remind investors that I am taking a two- to five-year investment time horizon and am pleased to report that the Fund also has strong three- and five-year performance results.

PORTFOLIO REVIEW The Fund began the year overweighted in technology and energy. Health care was slightly underweight as was the financial sector. Technology companies have performed well for the Fund so far this year and for the first time in several years were responsible for a good portion of the alpha. The performance of the technology portion of the benchmark, the Russell 2000 Growth Index, was down 11.70% for the first six months versus a slightly positive return for the technology holdings in our Fund -- the technology sector returned 0.78%. Strong stock selection drove this performance. The best-performing technology stocks were SiRF Technology Holdings (+39% year-to-date through 6/30/05) (0.74% of assets as of 6/30/05), Online Resources (+50%) (1.12%),
Optimal Group (+37%) (1.22%), and O2Micro International (+23%) (1.27%).

Other groups that performed well in the first half were energy and retail. In the energy sector, stocks that contributed include Patterson-UTI Energy (+43%) (0.96%), Grey Wolf (+41%) (0.79%), and Oil States International (+30%) (0.95%).
In retail the strong performers include Jos. A. Bank Clothiers (+53%) (1.01%) and Ezcorp (+36% when we sold it in February) (0.00%). Stock selection in each of these groups was the main contributor to returns.

The weakness so far this year came in producer durables and financials. One financial idea that hurt us in the first quarter was Cash America (0.00%). The pay-day lending industry was dealt a punishing regulatory blow by the Federal Deposit Insurance Corporation which significantly


46 | Call 1-800-766-FUND
undermined Cash America's ability to grow their revenues and earnings at acceptable rates. The business model was damaged to a great extent by these regulatory changes and caused us to sell the shares at a significant loss. Another significant underperformer during the period in the producer durables sector was Applied Signal Technology (0.00%), a defense supplier of equipment used for signal intelligence. Applied Signal had its second quarter in a row of disappointing quarterly execution, and despite a significant gain in 2004, we exited the position with a loss in the first quarter.

I continue to believe that in 2005 companies will benefit from a growing economy, a resumption of corporate spending, and continued low interest rates. I believe most of our companies have done a wonderful job of restructuring and rationalizing their expenses over the past several years. The fruits of this retooling are beginning to show in the earnings reports, as slight increases in revenues from either new products/services or an upturn in the economy have resulted in significant margin expansion and earnings growth. At the end of the second quarter, the companies in the portfolio carried an average 2006 earnings growth rate of 40%. The Fund's average price-to-earnings (P/E) ratio was 19 times 2006 earnings estimates, compared with the S&P 500(R) Index 5, whose P/E ratio was 16 times for only 18% 2006 earnings-per-share growth rate. Given this huge valuation disparity, I believe that the opportunity for significant appreciation remains.

I am always on the lookout for companies with open-ended growth opportunities, recurring revenues, and improving margins. This combination of attributes is typically found in very successful stocks. I believe Online Resources, a leading provider of full-service account presentation and bill-payment services to banks and credit unions, meets all of these criteria. The company has more than 700 financial institution clients. These clients have a total of 37 million account relationships, of which just 3 million are end users of Online Resources' products and services. I believe this low 8% penetration rate affords the company a huge growth opportunity to just penetrate its existing client base as well as to add new clients. The company charges a flat monthly fee for most of its services, and as a result more than 90% of the revenue is recurring. The costs are mostly fixed so that as they add more revenue I expect most of it will drop right to the earnings line. The operating margins are currently around 12%, and I believe that Online Resources can expand these to more than 20% over the next several years. This margin expansion combined with nice revenue growth should lead to strong earnings growth. I am very excited about the future for this profitable, undiscovered growth company that still has coverage from only four Wall Street analysts.

We believe that our process works over the long term and is reflected in our long-term results. As a fellow shareholder, I thank you for your continued confidence and support.

/s/ Bill Wolfenden

Bill Wolfenden
Portfolio Manager

                                                     www.RSinvestments.com | 47

GOOD IDEAS THAT WORKED +
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

Jos. A. Bank Clothiers, Inc.                        0.61%
---------------------------------------------------------
Patterson-UTI Energy, Inc.                          0.48%
---------------------------------------------------------
Tower Group, Inc.                                   0.48%
---------------------------------------------------------
Online Resources Corp.                              0.38%
---------------------------------------------------------
Building Materials Holding Corp.                    0.38%
---------------------------------------------------------
Mikohn Gaming Corp.                                 0.36%
---------------------------------------------------------
SiRF Technology Holdings, Inc.                      0.34%
---------------------------------------------------------
Grey Wolf, Inc.                                     0.34%
---------------------------------------------------------
Chemed Corp.                                        0.33%
---------------------------------------------------------
Kindred Healthcare, Inc.                            0.32%
---------------------------------------------------------

GOOD IDEAS AT THE TIME +
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

Cash America International, Inc.                   -0.49%
---------------------------------------------------------
Orange 21, Inc.                                    -0.47%
---------------------------------------------------------
America Service Group, Inc.                        -0.44%
---------------------------------------------------------
QLT, Inc.                                          -0.40%
---------------------------------------------------------
Kforce, Inc.                                       -0.39%
---------------------------------------------------------
Applied Signal Technology, Inc.                    -0.38%
---------------------------------------------------------
VaxGen, Inc.                                       -0.37%
---------------------------------------------------------
Nara Bancorp, Inc.                                 -0.37%
---------------------------------------------------------
InfoSpace, Inc.                                    -0.35%
---------------------------------------------------------
Artesyn Technologies, Inc.                         -0.34%
---------------------------------------------------------

+ Percent contribution to total Fund return is estimated by dividing each security's combined realized and unrealized gains and/or losses by the Fund's average daily net assets over the six-month period. Realized and unrealized gains and losses represent the change in the Fund's total net assets attributable to the appreciation or depreciation in market value of each security. The Fund may have held the position for the entire six-month period or some portion thereof.

      Investing in smaller companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in technology companies may be highly volatile.

      Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

      Except as otherwise specifically stated, all information and portfolio manager commentary, including portfolio security positions, is as of June 30, 2005.


48 | Call 1-800-766-FUND

ASSETS UNDER MANAGEMENT: $214.8 million

SECTOR ALLOCATION 1

                               [BAR CHART OMITTED]

Autos and Transportation                             2.2%
Consumer Discretionary                              24.1%
Consumer Staples                                     0.0%
Financial Services                                   8.1%
Health Care                                         16.8%
Integrated Oils                                      0.0%
Materials and Processing                             2.7%
Other Energy                                         5.2%
Producer Durables                                    3.7%
Technology                                          26.4%
Utilities                                            0.0%
Other                                                2.0%
Cash                                                 8.8%

DATA AS OF JUNE 30, 2005

TOP TEN HOLDINGS 2

Scientific Games Corp.                              2.00%
---------------------------------------------------------
iShares Russell 2000 Growth Index Fund              1.97%
---------------------------------------------------------
Tower Group, Inc.                                   1.72%
---------------------------------------------------------
McGrath Rentcorp                                    1.65%
---------------------------------------------------------
InfoSpace, Inc.                                     1.56%
---------------------------------------------------------
KKR Financial Corp.                                 1.48%
---------------------------------------------------------
Laureate Education, Inc.                            1.47%
---------------------------------------------------------
Digitas, Inc.                                       1.46%
---------------------------------------------------------
Keynote Systems, Inc.                               1.44%
---------------------------------------------------------
j2 Global Communications, Inc.                      1.42%
---------------------------------------------------------

PERFORMANCE UPDATE

                                                                    3-Year       5-Year     Annualized          Total
                                      Year-to-         1-Year   Annualized   Annualized   Return Since   Return Since
                                   Date Return   Total Return       Return       Return    Inception 3    Inception 3
---------------------------------------------------------------------------------------------------------------------
RS Smaller Company Growth Fund          -0.89%          9.46%       12.59%        0.57%         12.45%        183.35%
--------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Growth Index 4          -3.58%          4.29%       11.37%       -4.51%          4.06%         42.33%
--------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index 5                      -0.78%          6.24%        8.28%       -2.39%          8.50%        106.36%
---------------------------------------------------------------------------------------------------------------------

RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 8/15/96

[LINE GRAPH OMITTED]

-----------------------------------------------------------------
                  RS Smaller Company         Russell 2000(R)
      Date            Growth Fund            Growth Index 4
-----------------------------------------------------------------

 8/15/1996              $10,000                 $10,000
      9/96              $10,570                 $10,794
     12/96              $11,000                 $10,822
      3/97              $10,200                 $ 9,687
      6/97              $12,570                 $11,388
      9/97              $15,990                 $13,315
     12/97              $14,350                 $12,223
      3/98              $16,570                 $13,676
      6/98              $15,420                 $12,890
      9/98              $11,630                 $10,008
     12/98              $14,260                 $12,374
      3/99              $14,410                 $12,166
      6/99              $17,190                 $13,960
      9/99              $16,560                 $13,273
     12/99              $22,340                 $17,706
      3/00              $29,880                 $19,349
      6/00              $27,540                 $17,923
      9/00              $28,430                 $17,211
     12/00              $23,333                 $13,735
      3/01              $20,299                 $11,646
      6/01              $23,885                 $13,740
      9/01              $19,228                 $ 9,882
     12/01              $25,273                 $12,467
      3/02              $23,265                 $12,223
      6/02              $19,854                 $10,304
      9/02              $14,481                 $ 8,087
     12/02              $15,399                 $ 8,694
      3/03              $14,544                 $ 8,357
      6/03              $18,807                 $10,375
      9/03              $22,094                 $11,461
     12/03              $24,779                 $12,915
      3/04              $26,464                 $13,636
      6/04              $25,886                 $13,648
      9/04              $25,007                 $12,828
     12/04              $28,589                 $14,762
      3/05              $26,714                 $13,755
      6/05              $28,335                 $14,233


      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please keep in mind that high double-digit returns are highly unusual and cannot be sustained. Numbers assume reinvestment of dividends and capital gains. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 1-800-766-FUND or visiting www.RSinvestments.com.

1 The sector allocation represents the entire Russell universe. The Fund's holdings are allocated to each sector based on their Russell classification. Cash includes short-term investments and net other assets and liabilities.

2 Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3     Inception date: August 15, 1996.

4 The Russell 2000(R) Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.

5 The S&P 500(R) Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.

                                                     www.RSinvestments.com | 49

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50 | Call 1-800-766-FUND

                        RS GLOBAL NATURAL RESOURCES FUND

FOCUSING PRIMARILY ON COMPANIES IN NATURAL RESOURCES INDUSTRIES WORLDWIDE

                                [PHOTOS OMITTED]

                                  ANDREW PILARA
                                Portfolio Manager
                               For bio see page 8

                                 MACKENZIE DAVIS
                              Co-Portfolio Manager
                               For bio see page 8

RS GLOBAL NATURAL RESOURCES FUND

INVESTMENT STYLE

----------------------------------------
LARGE-CAP         MID-CAP      SMALL-CAP
----------------------------------------
 VALUE             BLEND        GROWTH
----------------------------------------

FUND PHILOSOPHY THE RS GLOBAL NATURAL RESOURCES FUND SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING IN COMPANIES PRINCIPALLY ENGAGED IN THE DISCOVERY, DEVELOPMENT, PRODUCTION, OR DISTRIBUTION OF NATURAL RESOURCES; THE DEVELOPMENT OF TECHNOLOGIES FOR THE PRODUCTION OR EFFICIENT USE OF NATURAL RESOURCES; OR THE FURNISHING OF RELATED SUPPLIES OR SERVICES.

PERFORMANCE In the second quarter, the RS Global Natural Resources Fund returned 2.17% versus 4.55% for the Lipper Natural Resources Index 4, 3.71% for the Goldman Sachs Natural Resources Index 6 (GSSI-NR), and 1.37% for the S&P 500(R) Index 5. As in the first quarter of 2005, our performance versus these Indexes' performance was impacted by our commitment to managing a broadly diversified portfolio. During the second quarter, our average sector allocation was approximately as follows (GSSI-NR weightings in parentheses*): energy - 51% (83%), materials and processing - 31% (15%), other - 2% (2%), and cash - 16% (0%). Year-to-date, the RS Global Natural Resources Index returned 10.36% versus 18.95% for the Lipper Natural Resources Index, 16.56% for the GSSI-NR, and -0.78% for the S&P 500 Index.

PORTFOLIO REVIEW Our ability to accurately predict commodity and stock price movements in the near term is likely no better than the market's. We believe, however, that by investing in businesses with strong cash return characteristics (utilizing reasonable long-term commodity prices) that are run by management teams who understand the capital allocation process and are able to redeploy the current substantial free cash flows in a manner that creates lasting economic value, we will be able to generate meaningful returns for shareholders over the long term while protecting our investors' capital against the volatility which is inherent in the natural resources space.

Energy, including energy services and coal, contributed the majority of the quarter's positive returns. Our investment in Western Oil Sands (WTO) (4.08% of assets as of 6/30/05), which owns 20% of the Athabasca Oils Sands Project continues to stand out, generating strong returns for the Fund. This is truly a long duration investment, with 30-plus years of reserves and a plan for modular expansion that will increase the partnership's production by five times over the next decade; as such, the shares benefited from the continued strength in oil prices. Despite some operational issues that impeded production earlier in the year, we believe the project remains on track and appears to be running ahead of nameplate capacity.

Another positive contributor was EnCana (4.11%). EnCana is North America's largest natural gas producer and has an inventory in excess of 18 million acres of land. Given the inherently depletive nature of the exploration and production industry, companies must continually reinvest in order to maintain, let alone grow, their production and reserves. We believe the company's management team has always been disciplined with its capital, but EnCana's land position is a key structural advantage as it


52 | Call 1-800-766-FUND
precludes the need to purchase drilling inventory in the merger-and-acquisition market and should allow the company to continue to generate excellent returns over the next decade.

Another holding that performed well was Arch Coal (1.56%). Arch, the second largest coal company in Wyoming's Powder River Basin, is a relatively new name to the portfolio. We made the investment for two reasons. First, we believe that Powder River Basin coal is mispriced relative to other coals and energy sources and that going forward, low-cost producers, such as Arch Coal and Peabody Energy (1.78%), another holding in the Fund, will be able to generate significant amounts of free cash flow. Second, we spent considerable time with the company's management and operators and are convinced that they will be more disciplined in their capital allocation process. We expect both of these names to be core holdings in the Fund going forward and are continually searching for coal investments that meet our valuation parameters.

Compton Petroleum (3.51%) declined over the quarter due to concerns about the pace of its drilling program. Compton, which owns significant acreage around Calgary in southern Alberta, was impeded by an early and extremely wet spring, and in the first quarter it did not meet its target for wells drilled. The stock reacted sharply to this news, and we used the opportunity to increase our investment as we remain encouraged by the long-term prospects for the company's four major plays.

Materials and processing detracted from performance as a group. We remain positive on the long-term outlook for a number of base metals due to extremely low inventories, robust demand from developing economies, and the lack of investment over the past five to 10 years. In the second quarter, strong commodity prices (reflecting the long-term dynamics mentioned above) were overcome by near-term concerns regarding a potential slowdown in China as well as head-winds generated from high energy prices, which are often a major input cost for mining and processing companies.

In particular, our investments in the aluminum industry, represented by Alcan (1.54%) and Century Aluminum (1.99%), negatively affected the Fund's return. Alcan remains in the Fund because of our belief that the spin-off of its low-margin rolled products division may improve the company's return profile and that management's cost reduction initiatives will more than off-set pressures from energy and foreign-exchange fluctuations. Century Aluminum is our "leveraged" investment in aluminum, as it is most sensitive to changes in the commodity price. We believe that going forward the company has a number of opportunities to move down the industry cost curve, most notably by expanding its Nordural facility in Iceland.

Goldcorp (2.74%) was a positive contributor in the materials space. Investing in gold companies is typically difficult for us because the commodity price is generally a function of economic consideration versus long-term supply/demand fundamentals. In addition, many gold companies justify their capital investment programs using what we consider to be absurdly low discount rates ranging from 0% to 5%. In the case of Goldcorp, however, we were able to identify a company which we believe has very good assets,

                                                      www.RSinvestments.com | 53
an attractive growth profile, and a highly competitive cost position. As we have stated in the past, we seek to invest our shareholders' capital in good businesses as opposed to making simple commodity bets, and in Goldcorp we believe we have done just that.

Outlook The investment process we employ across all of the RS Value Group Funds focuses on identifying businesses that are able to generate cash returns above their cost of capital, with management teams that are attuned to the creation of long-term shareholder wealth, and where we can make an investment with a reasonable margin of safety from a valuation perspective. Ultimately, we are seeking to optimize the performance of the Funds, as opposed to maximizing the return over a short period of time because we believe that if we can protect our shareholders' capital, the law of compounding will provide positive real returns over the long term.

In the natural resources space, we must have a view on commodity prices, and we use what we believe are sustainable pricing assumptions over the long-term -- we remain steadfast in our belief that commodity prices will be lower in the future, and we are unwilling to employ the strip (or forward pricing curve) as part of our investment process. When stocks begin to reflect commodity prices that are above these levels, we adjust our sector allocations accordingly. We are committed to managing a natural resources fund that is diversified across commodities, geographies, and market capitalization. Although we will lag behind our peers in quarterly or even annual performance at times, we believe that this strategy, when combined with our investment process, will provide an asymmetric risk/reward ratio for our shareholders over the long term. We thank you for your consideration and patience.

/s/ Andrew Pilara

Andrew Pilara
Portfolio Manager

/s/ MacKenzie Davis

MacKenzie Davis
Co-Portfolio Manager

* Average allocations for the Fund's primary benchmark, the Lipper Natural Resources Fund Index, are not available. We have substituted the allocations of the Goldman Sachs Natural Resources Index for purposes of comparison.


54 | Call 1-800-766-FUND

GOOD IDEAS THAT WORKED+
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

Western Oil Sands, Inc.                        1.93%
----------------------------------------------------
Patterson-UTI Energy, Inc.                     1.04%
----------------------------------------------------
Talisman Energy, Inc.                          0.92%
----------------------------------------------------
EnCana Corp.                                   0.83%
----------------------------------------------------
Goldcorp, Inc.                                 0.82%
----------------------------------------------------
Forest Oil Corp.                               0.71%
----------------------------------------------------
Paramount Resources Ltd.                       0.71%
----------------------------------------------------
National-Oilwell Varco, Inc.                   0.63%
----------------------------------------------------
Trilogy Energy Trust                           0.58%
----------------------------------------------------
Trican Well Service Ltd.                       0.53%
----------------------------------------------------

GOOD IDEAS AT THE TIME+
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

Alcan, Inc.                                   -0.86%
----------------------------------------------------
Minefinders Corp. Ltd.                        -0.46%
----------------------------------------------------
Century Aluminum Co.                          -0.41%
----------------------------------------------------
Western Canadian Coal Corp.                   -0.35%
----------------------------------------------------
Wheaton River Minerals Ltd.                   -0.32%
----------------------------------------------------
Labrador Iron Ore Royalty Income Fund         -0.31%
----------------------------------------------------
Inco Ltd.                                     -0.30%
----------------------------------------------------
Fraser Papers, Inc.                           -0.29%
----------------------------------------------------
Clear Energy, Inc.                            -0.28%
----------------------------------------------------
Companhia Vale do Rio Doce                    -0.24%
----------------------------------------------------

+ Percent contribution to total Fund return is estimated by dividing each security's combined realized and unrealized gains and/or losses by the Fund's average daily net assets over the six-month period. Realized and unrealized gains and losses represent the change in the Fund's total net assets attributable to the appreciation or depreciation in market value of each security. The Fund may have held the position for the entire six-month period or some portion thereof.

      Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

      Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

      Except as otherwise specifically stated, all information and portfolio manager commentary, including portfolio security positions, is as of June 30, 2005.

                                                      www.RSinvestments.com | 55

ASSETS UNDER MANAGEMENT: $1.1 billion

SECTOR ALLOCATION 1

                              [BAR CHART OMITTED]

Autos and Transportation                        0.0%
Consumer Discretionary                          0.0%
Consumer Staples                                0.0%
Financial Services                              0.8%
Health Care                                     0.0%
Integrated Oils                                 8.3%
Materials and Processing                       28.7%
Other Energy                                   47.7%
Producer Durables                               0.3%
Technology                                      0.0%
Utilities                                       2.0%
Other                                           0.0%
Cash                                           12.2%

DATA AS OF JUNE 30, 2005

TOP TEN HOLDINGS 2

EnCana Corp.                                   4.11%
----------------------------------------------------
Western Oil Sands, Inc.                        4.08%
----------------------------------------------------
Talisman Energy, Inc.                          4.03%
----------------------------------------------------
Noranda, Inc.                                  3.67%
----------------------------------------------------
Compton Petroleum Corp.                        3.51%
----------------------------------------------------
Teck Cominco Ltd.                              3.28%
----------------------------------------------------
Paramount Resources Ltd.                       3.24%
----------------------------------------------------
Trilogy Energy Trust                           3.11%
----------------------------------------------------
Ensign Energy Services, Inc.                   2.95%
----------------------------------------------------
Goldcorp, Inc.                                 2.74%
----------------------------------------------------

PERFORMANCE UPDATE

                                                                    3-Year       5-Year       Annualized           Total
                                      Year-to-         1-Year   Annualized   Annualized     Return Since    Return Since
                                   Date Return   Total Return       Return       Return      Inception 3     Inception 3
------------------------------------------------------------------------------------------------------------------------
RS Global Natural Resources Fund         10.36%         38.82%       27.05%       22.55%          11.96%         196.78%
------------------------------------------------------------------------------------------------------------------------
Lipper Natural Resources Index 4         18.95%         43.42%       22.20%       12.89%          13.88%         249.67%
------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index 5                       -0.78%          6.24%        8.28%       -2.39%           9.23%         134.00%
------------------------------------------------------------------------------------------------------------------------

RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 11/15/95

[LINE GRAPH OMITTED]

---------------------------------------------------------------------------
                    RS Global             Lipper
                Natural Resources    Natural Resources       S&P 500(R)
      Date            Fund                Index 4             Index 5
---------------------------------------------------------------------------

11/15/1995           $10,000              $10,000             $10,000
     12/95           $10,120              $10,824             $10,398
      3/96           $11,860              $11,706             $10,958
      6/96           $12,330              $12,245             $11,442
      9/96           $13,140              $12,705             $11,801
     12/96           $14,290              $13,949             $12,788
      3/97           $13,340              $13,414             $13,130
      6/97           $13,720              $14,793             $15,415
      9/97           $14,770              $17,274             $16,571
     12/97           $11,840              $16,005             $17,053
      3/98           $12,459              $16,610             $19,430
      6/98           $11,110              $15,528             $20,059
      9/98           $ 8,614              $13,011             $18,069
     12/98           $ 7,761              $12,305             $21,925
      3/99           $ 8,125              $13,434             $23,009
      6/99           $10,403              $15,952             $24,626
      9/99           $10,528              $16,114             $23,086
     12/99           $ 9,498              $16,430             $26,535
      3/00           $ 9,842              $18,369             $27,132
      6/00           $10,736              $19,072             $26,410
      9/00           $11,589              $20,438             $26,153
     12/00           $11,953              $21,232             $24,107
      3/01           $12,130              $20,185             $21,249
      6/01           $12,931              $19,590             $22,487
      9/01           $10,965              $16,553             $19,178
     12/01           $12,026              $18,561             $21,236
      3/02           $13,753              $20,418             $21,292
      6/02           $14,471              $19,166             $18,430
      9/02           $13,566              $16,009             $15,257
     12/02           $14,076              $17,218             $16,533
      3/03           $14,065              $17,012             $16,021
      6/03           $16,156              $18,694             $18,490
      9/03           $16,396              $18,670             $18,964
     12/03           $20,006              $21,736             $21,264
      3/04           $21,202              $23,208             $21,647
      6/04           $21,379              $24,383             $22,026
      9/04           $24,573              $27,306             $21,594
     12/04           $26,893              $29,398             $23,585
      3/05           $29,047              $33,448             $23,083
      6/05           $29,678              $34,967             $23,400


      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please keep in mind that high double-digit returns are highly unusual and cannot be sustained. Numbers assume reinvestment of dividends and capital gains. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 1-800-766-FUND or visiting www.RSinvestments.com.

1 The sector allocation represents the entire Russell universe. The Fund's holdings are allocated to each sector based on their Russell classification. Cash includes short-term investments and net other assets and liabilities.

2 Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3     Inception date: November 15, 1995.

4 The Lipper Natural Resources Index is an unmanaged equally weighted index of the largest mutual funds in the Lipper Natural Resources category of funds, adjusted for the reinvestment of capital gains distributions and income dividends. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.

5 The S&P 500(R) Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.

6 The Goldman Sachs Natural Resources Sector Index is a modified capitalization-weighted index of companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.


56 | Call 1-800-766-FUND

                               RS PARTNERS FUND+

              A SMALL-CAP FUND USING A CASH FLOW VALUE METHODOLOGY

                                [PHOTOS OMITTED]

                                 ANDREW PILARA
                               Portfolio Manager
                               For bio see page 8

                                  DAVID KELLEY
                              Co-Portfolio Manager
                               For bio see page 8

                                    JOE WOLF
                              Co-Portfolio Manager
                               For bio see page 8

+ Offered only to certain investors. See "Other Information About Purchasing Shares" on page 40 of the Prospectus, as modified by the supplement to the Prospectus dated July 5, 2005.

RS PARTNERS FUND

INVESTMENT STYLE

-------------------------------
LARGE-CAP   MID-CAP   SMALL-CAP
-------------------------------
 VALUE       BLEND     GROWTH
-------------------------------

FUND PHILOSOPHY THE RS PARTNERS FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING IN EQUITY SECURITIES -- PRINCIPALLY OF COMPANIES WITH MARKET CAPITALIZATIONS OF UP TO $3 BILLION -- USING A VALUE METHODOLOGY COMBINING BALANCE SHEET ANALYSIS WITH CASH FLOW ANALYSIS.

INVESTMENT PROCESS Cash flow return analysis drives our investment process. We invest in companies that manage capital, not earnings, and we look for businesses that we believe have sustainable, long-term returns in excess of the company's cost of capital. We seek managers who are good capital allocators within a strong corporate culture. We invest when our calculated warranted value substantially exceeds the current market price.

We grade ourselves in down markets, not in up markets. It is not about how much money you make; it is about how much money you keep. Keeping money for us begins with buying low-expectation value stocks. It is about honing in on the long-term value of the business and getting our margin of safety when we buy. In essence, we are looking to buy the proverbial 50-cent dollar.

PERFORMANCE The RS Partners Fund was up 5.30% in the second quarter compared to its benchmark, the Russell 2000(R) Value Index 4, which was up 5.08%. Year-to-date as of June 30, 2005, the Fund had a return of 4.00% while the Index returned 0.90%.

PORTFOLIO REVIEW We remain in a stock-picker's market. In our opinion the factors that created a strong backdrop for the equity markets in 2003 and 2004 have largely run their course.

According to our discounted cash flow process, we believe that stock market performance will need to be driven more by the numerator (net cash receipts) rather than the denominator (discount rate). As a result, we remain focused on larger, more liquid small-cap companies with strong balance sheets and visible near-term cash flows (what we describe as short-duration stocks).

FINANCIALS AND REAL ESTATE For the past few years, we have been underweighted in the financial sector. Due to our concern about a flattening yield curve, we have avoided significant exposure to banks and consumer finance companies. Instead we have focused on select insurance names such as Endurance Specialty Holdings
(1.60% of assets as of 6/30/05) and Scottish Re Group (0.55%), financial processing companies such as John H. Harland Co. (2.41%), and real estate investment trusts including BioMed Realty Trust (1.60%) and Digital Realty Trust (1.46%).

We have achieved additional real estate exposure in a somewhat unconventional way by buying operating companies with extensive land holdings. Two examples are GenCorp (0.97%) and Alexander & Baldwin (2.03%), both of which generate strong cash flows from their core businesses that they are now utilizing to develop their real estate holdings. GenCorp is an aerospace and defense company that sits on more than 10,000 acres of prime Sacramento real estate. The position has appreciated as the market focuses on the company's developing land


58 | Call 1-800-766-FUND
holdings. Alexander & Baldwin, a new position this year, is based in Honolulu. The company is more than a hundred years old and has three operating segments: shipping, real estate, and food. The shipping division, Matson, is a rock-solid entity that occupies the majority position in the shipping duopoly serving the California-to-Hawaii trade. The division delivers high returns on capital and consistent cash flow and exhibits little economic sensitivity. The company has also built a fast-growing logistics division that works with the Matson cargo once it reaches the mainland. Alexander & Baldwin is now using the strong cash flow from Matson to fund the development of the roughly 100,000 acres of real estate it owns primarily on Maui and Kauai. The company has spent the past century developing local relationships that now give it a tremendous advantage in zoning and entitling the existing land holdings as well as in sourcing new real estate opportunities. We are big fans of CEO Allen Doane and his team, and when we do our sum-of-the-parts analysis, we believe we are paying very little for this truly unique real estate asset.

CONSUMER DISCRETIONARY The largest sector weighting in the Fund remains consumer discretionary, but it is important to note that the success of most of our consumer positions is not correlated to expansion in discretionary spending. We remain focused on consumer positions that exhibit stable characteristics whereby the underlying product or service is regularly purchased regardless of discretionary income trends. One such position that was a strong contributor in the quarter was children's apparel maker Carter's (1.56%). Carter's is the number one baby and young children's branded marketer in the United States and has been very successful over the past year in growing its company-owned retail stores and expanding its reach across incremental age groups and into Target and Wal-Mart, which now represent 18% of sales. Carter's strategic decision to focus on core, nonfashion-oriented clothing has resulted in a very stable, predictable business that we believe is not subject to fickle fashion cycles and constant markdowns. We believe that the company has a bulletproof image with mothers and generates exceptional returns on invested capital. We also believe that Carter's has a terrific management team and operates in a fragmented industry, giving us confidence that the company has ample opportunity to grow its business over the next several years.

Another solid performer during the quarter was Select Comfort Corp. (1.36%), the manufacturer and retailer of the Sleep Number brand of air mattresses. Over the past several years, Select Comfort has focused on rationalizing its store base to ensure that it is in the best locations and has adequate store density in each of its markets. These actions, along with an aggressive advertising campaign that has increased consumer awareness of the Sleep Number brand, have more than doubled average sales per store to $1.2 million, though this is still less than half of the sales rate in Select Comfort's more mature markets. Most importantly Select Comfort's made-to-order business model results in very attractive, high-return store-level economics and enables the company to fund its rapid growth with internally generated cash flows while still having cash available to repurchase shares. We believe that the company has an excellent management team and a terrific balance sheet, and it generates returns on capital well in excess of its cost of capital.

                                                      www.RSinvestments.com | 59

BUSINESS SERVICES We think the business models in the services sector are among the best in the market: high return on invested capital, low levels of asset intensity, large percentages of recurring revenue, and somewhat limited exposure to economic fluctuations. As a result, we will likely retain our significant exposure to the business services sector over the next few years.

Strong performers during the quarter included lottery manufacturer Scientific Games (2.84%), online and database marketer DoubleClick (0.00%) [which was purchased by Hellman Friedman (0.00%)], HR-outsourcer Gevity HR (2.63%), and post secondary education provider ITT Educational Services (1.11%). As an example of the quality of these business models, Scientific Games has been able to double cash flow over the past four years while increasing employee count by 1%. It has long-term contracts that result in recurring revenue of more than 90%. Furthermore, the company prints 40 billion lottery tickets annually, which we believe creates an impenetrable barrier to entry.

A business services holding that hurt us in the quarter was a direct-mail marketing firm, ADVO (2.48%). ADVO offers an attractive value proposition to advertisers due to its unique ability to target readers at the sub-ZIP code level, which enables advertisers to more efficiently reach their target customers and improve returns on their advertising dollars. We are big believers that these types of offerings will gain significant share from traditional, untargeted advertising media such as newspapers, television, and radio. ADVO's largest cost is postage, and the cost is fixed up to a certain weight of the mailed package. As a result, the company generates very high incremental margins on sales that it places against these fixed costs. However, this model also requires large fixed investment to enter a new market or start a new mailing. ADVO recently took on an investment in excess of $50 million in a second mailing in the highly competitive southern California market. The incumbent newspaper, the Los Angeles Times, responded aggressively, and ADVO has been not been able to offset the fixed costs of the second mailing and was unable to meet its financial forecasts for calendar year 2005. Our grassroots research leads us to believe that the competitive situation is unique to the southern California market and that, in a worst case scenario, ADVO will simply choose to shut down its second mailing and eliminate the current operating losses. We remain as confident as ever in the long-term strength of its business model, and we used the recent stock decline as an opportunity to add to our position.

BASIC MATERIALS AND ENERGY Our ability to accurately predict commodity and stock price movements in the near term is likely no better than that of the market. We believe, however, that by investing in businesses with strong cash return characteristics (utilizing reasonable long-term commodity prices) that are run by management teams that are able to redeploy free cash flows in a manner that creates lasting economic value, we will be able to generate meaningful returns over the long term while protecting our investors' capital against the volatility inherent in the natural resources space.

Goldcorp (3.35%) was a positive contributor in the materials space. Investing in gold companies is typically difficult for us because the commodity


60 | Call 1-800-766-FUND
price is generally a function of economic consideration versus long-term supply/demand fundamentals. In addition, many gold companies justify their capital investment programs using what we consider to be absurdly low discount rates ranging from 0% to 5%. In the case of Goldcorp, however, we were able to identify a company which we believe has very good assets, an attractive growth profile, and a highly competitive cost position. As we have stated in the past, we seek to invest our shareholders' capital in good businesses as opposed to making simple commodity bets, and in Goldcorp we believe we have done just that.

Within natural resources, Compton Petroleum (2.99%) had a negative impact on the Fund during the quarter due to concerns about the pace of its drilling program. Compton, which owns significant acreage around Calgary in southern Alberta, was impeded by an early and extremely wet spring, and in the first quarter it did not meet its target for wells drilled. The stock reacted sharply to this news, and we used the opportunity to increase our investment as we remain encouraged by the long-term prospects for the company's four major plays.

RS VALUE GROUP UPDATE We remain committed to reinvesting in high-quality resources for the Value Group. This quarter Robert J. Harris joined us as an analyst after seven years as a financial services analyst at Dresdner RCM Global Investors, LLC. Prior to that, he was a marketing associate for Chevron Texaco Corporation. He holds a B.A. in political science from Sonoma State University and an M.B.A. from Golden Gate University. We remain committed to hiring exceptional people in an effort to optimize returns for our shareholders.

Our long-term goal is to be considered one of the top value investment teams. For us, being among the best involves not only achieving our investment goals but also staying true to our principles:

o     Alignment with shareholders

o     Uncompromising integrity

o     Respect for others

o     Continuous learning

o     A disciplined process

o     Teamwork

We appreciate your confidence in our investment team and remind you of the long-term view we take toward investing.

/s/ Andrew Pilara

Andrew Pilara
Portfolio Manager

/s/ David Kelley

David Kelley
Co-Portfolio Manager

/s/ Joe Wolf

Joe Wolf
Co-Portfolio Manager

                                                      www.RSinvestments.com | 61

GOOD IDEAS THAT WORKED +
Percent Contribution to Total Fund Return (for the six-month period ended 6/30/05)

Carter's, Inc.                                      0.98%
---------------------------------------------------------
Kindred Healthcare, Inc.                            0.89%
---------------------------------------------------------
Goldcorp, Inc.                                      0.86%
---------------------------------------------------------
Triarc Cos., Inc.                                   0.57%
---------------------------------------------------------
Peabody Energy Corp.                                0.51%
---------------------------------------------------------
Herbalife Ltd.                                      0.47%
---------------------------------------------------------
Desarrolladora Homex S.A. de C.V.                   0.43%
---------------------------------------------------------
Fording Canadian Coal Trust                         0.41%
---------------------------------------------------------
Digital Realty Trust, Inc.                          0.32%
---------------------------------------------------------
Scientific Games Corp.                              0.32%
---------------------------------------------------------

GOOD IDEAS AT THE TIME +
Percent Contribution to Total Fund Return (for the six-month period ended 6/30/05)

Sirva, Inc.                                        -1.71%
---------------------------------------------------------
Kellwood Co.                                       -0.52%
---------------------------------------------------------
Dollar Tree Stores, Inc.                           -0.46%
---------------------------------------------------------
Wheaton River Minerals Ltd.                        -0.31%
---------------------------------------------------------
ADVO, Inc.                                         -0.31%
---------------------------------------------------------
Kinross Gold Corp.                                 -0.27%
---------------------------------------------------------
LionOre Mining International Ltd.                  -0.22%
---------------------------------------------------------
Acxiom Corp.                                       -0.19%
---------------------------------------------------------
Varian, Inc.                                       -0.19%
---------------------------------------------------------
Affirmative Insurance Holdings, Inc.               -0.18%
---------------------------------------------------------

+ Percent contribution to total Fund return is estimated by dividing each security's combined realized and unrealized gains and/or losses by the Fund's average daily net assets over the six-month period. Realized and unrealized gains and losses represent the change in the Fund's total net assets attributable to the appreciation or depreciation in market value of each security. The Fund may have held the position for the entire six-month period or some portion thereof.

  Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Investing in a more limited number of issuers and sectors can be subject to greater market fluctuation. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

  Any   discussions   of  specific   securities   should  not  be  considered  a
  recommendation to buy or sell those securities. Fund holdings will vary.

  Except as otherwise specifically stated, all information and portfolio manager commentary, including portfolio security positions, is as of June 30, 2005.


62 | Call 1-800-766-FUND

ASSETS UNDER MANAGEMENT: $1.9 billion

SECTOR ALLOCATION 1

                              [BAR CHART OMITTED]

Autos and Transportation                             3.8%
Consumer Discretionary                              32.5%
Consumer Staples                                     3.1%
Financial Services                                  10.1%
Health Care                                         11.4%
Integrated Oils                                      3.7%
Materials and Processing                            10.4%
Other Energy                                         6.3%
Producer Durables                                    2.5%
Technology                                           3.9%
Utilities                                            2.3%
Other                                                1.0%
Cash                                                 9.0%

DATA AS OF JUNE 30, 2005

TOP TEN HOLDINGS 2

Triarc Cos., Inc.                                   4.77%
---------------------------------------------------------
Goldcorp, Inc.                                      3.35%
---------------------------------------------------------
Liberty Global, Inc.                                3.23%
---------------------------------------------------------
Compton Petroleum Corp.                             2.99%
---------------------------------------------------------
Novell, Inc.                                        2.95%
---------------------------------------------------------
Corrections Corp. of America                        2.87%
---------------------------------------------------------
Scientific Games Corp.                              2.84%
---------------------------------------------------------
Magellan Health Services, Inc.                      2.67%
---------------------------------------------------------
Gevity HR, Inc.                                     2.63%
---------------------------------------------------------
Kindred Healthcare, Inc.                            2.61%
---------------------------------------------------------

PERFORMANCE UPDATE

                                                                      3-Year       5-Year     Annualized          Total
                                       Year-to-         1-Year    Annualized   Annualized   Return Since   Return Since
                                    Date Return   Total Return        Return       Return    Inception 3    Inception 3
-----------------------------------------------------------------------------------------------------------------------
RS Partners Fund                          4.00%         26.15%        28.98%       26.40%         16.69%        366.47%
-----------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Value Index 4             0.90%         14.39%        14.15%       16.12%         13.61%        256.95%
-----------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index 5                       -0.78%          6.24%         8.28%       -2.39%          9.63%        150.17%
-----------------------------------------------------------------------------------------------------------------------

RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 7/12/95

[LINE GRAPH OMITTED]

--------------------------------------------------------
                  RS Partners        Russell 2000(R)
      Date           Fund             Value Index 4
--------------------------------------------------------

 7/12/1995          $10,000              $10,000
      9/95          $10,190              $10,532
     12/95          $10,390              $10,839
      3/96          $12,300              $11,314
      6/96          $13,640              $11,777
      9/96          $14,070              $11,952
     12/96          $14,873              $13,155
      3/97          $14,975              $13,122
      6/97          $16,177              $15,103
      9/97          $18,173              $17,049
     12/97          $17,561              $17,336
      3/98          $18,999              $18,784
      6/98          $17,146              $18,105
      9/98          $13,140              $14,869
     12/98          $12,752              $16,218
      3/99          $12,365              $14,646
      6/99          $13,803              $17,070
      9/99          $13,206              $15,735
     12/99          $13,228              $15,976
      3/00          $13,704              $16,587
      6/00          $14,456              $16,911
      9/00          $17,077              $18,152
     12/00          $17,387              $19,623
      3/01          $18,570              $19,814
      6/01          $21,103              $22,119
      9/01          $17,962              $19,170
     12/01          $20,295              $22,375
      3/02          $22,006              $24,518
      6/02          $21,742              $23,998
      9/02          $19,663              $18,889
     12/02          $20,545              $19,818
      3/03          $21,075              $18,812
      6/03          $26,333              $23,087
      9/03          $29,111              $24,870
     12/03          $34,028              $28,940
      3/04          $37,087              $30,943
      6/04          $36,977              $31,205
      9/04          $39,593              $31,252
     12/04          $44,854              $35,378
      3/05          $44,299              $33,971
      6/05          $46,647              $35,695


  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please keep in mind that high double-digit returns are highly unusual and cannot be sustained. Numbers assume reinvestment of dividends and capital gains. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 1-800-766-FUND or visiting www.RSinvestments.com.

1 The sector allocation represents the entire Russell universe. The Fund's holdings are allocated to each sector based on their Russell classification. Cash includes short-term investments and net other assets and liabilities.

2 Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3 Inception date: July 12, 1995.

4 The Russell 2000(R) Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. (The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.

5 The S&P 500(R) Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.

                                                      www.RSinvestments.com | 63

                      This page left blank intentionally.


64 | Call 1-800-766-FUND

                                  RS VALUE FUND
                       (FORMERLY RS CONTRARIAN VALUE FUND)

               A MID-CAP FUND USING A CASH FLOW VALUE METHODOLOGY

                                [PHOTOS OMITTED]

                                  ANDREW PILARA
                                Portfolio Manager
                               For bio see page 8

                                  DAVID KELLEY
                              Co-Portfolio Manager
                               For bio see page 8

                                    JOE WOLF
                              Co-Portfolio Manager
                               For bio see page 8

RS VALUE FUND (Formerly RS Contrarian Value Fund)

INVESTMENT STYLE

-------------------------------
LARGE-CAP   MID-CAP   SMALL-CAP
-------------------------------
  VALUE      BLEND     GROWTH
-------------------------------

FUND PHILOSOPHY THE RS VALUE FUND SEEKS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL AND INVESTS PRINCIPALLY IN MID-CAP COMPANIES AS DEFINED IN OUR MOST CURRENT PROSPECTUS. THE FUND INVESTS USING A VALUE METHODOLOGY COMBINING BALANCE SHEET ANALYSIS WITH CASH FLOW ANALYSIS.

INVESTMENT PROCESS Cash flow return analysis drives our investment process. We invest in companies that manage capital, not earnings, and we look for businesses that we believe have sustainable, long- term returns in excess of the company's cost of capital. We seek managers who are good capital allocators within a strong corporate culture. We invest when our calculated warranted value substantially exceeds the current market price.

We grade ourselves in down markets, not in up markets. It is not about how much money you make; it is about how much money you keep. Keeping money for us begins with buying low- expectation value stocks. It is about honing in on the long-term value of the business and getting our margin of safety when we buy. In essence, we are looking to buy the proverbial 50-cent dollar.

PERFORMANCE The RS Value Fund was up 4.19% in the second quarter compared to its benchmark, the Russell Midcap(R) Value Index 4, which was up 4.70%. Year-to-date as of June 30, 2005, the Fund had a return of 5.05% while the Index returned 5.51%.

PORTFOLIO REVIEW We remain in a stock picker's market. In our opinion, the factors that created a strong backdrop for the equity markets in 2003 and 2004 have largely run their course. According to our discounted cash flow process, we believe that stock market performance will need to be driven more by the numerator (net cash receipts) rather than the denominator (discount rate). As a result, we remain focused on larger, more liquid small-cap companies with strong balance sheets and visible near-term cash flows (what we describe as short-duration stocks).

FINANCIALS AND REAL ESTATE For the past few years, we have been underweight in the financial sector. Due to our concern about a flattening yield curve, we have avoided significant exposure to banks and consumer finance companies. Instead, we have focused on select insurance names such as Endurance Specialty Holdings (1.24% of assets as of 6/30/05) and Assurant (1.34%). We have achieved real estate exposure in a somewhat unconventional way by buying operating companies with extensive land holdings. One such position, a new holding this year, is Alexander & Baldwin (1.95%). The company, based in Honolulu, is more than a hundred years old and has three operating segments: shipping, real estate, and food. The shipping division, Matson, is a rock-solid entity that occupies the majority position in the shipping duopoly serving the California-to-Hawaii trade. The division delivers high returns on capital and consistent cash flow and exhibits little economic sensitivity. The company has also built a fast-growing logistics division that works with the Matson cargo once it reaches the mainland. Alexander &


66 | Call 1-800-766-FUND

Baldwin is now using the strong cash flow from Matson to fund the development of the roughly 100,000 acres of real estate it owns primarily on Maui and Kauai. The company has spent the last century developing local relationships that now give it a tremendous advantage in zoning and entitling the existing land holdings as well as sourcing new real estate opportunities. We are big fans of CEO Allen Doane and his team and when we do our sum-of-the-parts analysis, we believe we are paying very little for this truly unique real estate asset.

Another top performer in the quarter was a quasi-financial, quasi-health care company, PacifiCare Health Systems (2.94%). PacifiCare, a multistate, managed-care company, offers both commercial and Medicare products. It historically has been one of the largest Medicare HMOs in the country and has recently made efforts to expand its commercial business. In particular the company has focused on individual and small-group insurance, two of the fastest-growing markets. As is often the case, we first took interest in PacifiCare as it brought in new management in 2001 to address the problems that nearly collapsed the company in the late 1990s. PacifiCare mounted an aggressive campaign to reduce debt, eliminate costs and unprofitable members, and diversify the business by growing commercial and specialty businesses. We first purchased the stock at $32 as we saw the company increasing return on invested capital and finding high-return capital projects. Coincident with the turnaround, Congress passed the Medicare drug benefit, which is an ambitious plan to move seniors from government-run fee-for-service Medicare to commercial PPO and HMO offerings starting in 2006. We believe PacifiCare was very well positioned for this transition, having dominant share of the Medicare market. The market finally took notice of the Medicare opportunity, and the stock price has increased 122% since our initial purchase. The 800-pound gorilla United Healthcare (0.00%) also took notice. In early July, United bid $8.1 billion for the company.

HEALTH CARE Health care was the strongest sector for us in the quarter. One top performer was Kindred Healthcare (1.81%) whose management maintained its strong performance. We first bought shares of Kindred in March 2004 at $26 (split-adjusted). Some of our favorite investment ideas are sum-of-the-part stories in which the market underappreciates one of a company's many business units. Kindred has four distinct business units, and at the time of purchase, the market was valuing the company at a lower valuation than any company in any of those four respective businesses despite Kindred's having what we believed were above-average assets, a rock-solid balance sheet, and a superb management team (again, our investment coincided with new management). Kindred remains a large position in the Fund. Other significant contributors during the quarter include Magellan Health Services (2.42%) and Apria Healthcare Group (1.49%). (During the quarter Apria received an unsolicited bid for the company and has retained an investment bank to explore strategic alternatives.)

BUSINESS SERVICES The business models in the services sector are among the best in the market: high return on invested capital, low levels of asset intensity, large percentages of recurring revenue,

                                                      www.RSinvestments.com | 67
and somewhat limited exposure to economic fluctuations. As a result, we will likely retain our significant exposure to the business service sector over the next few years. A strong performer in the quarter was lottery manufacturer Scientific Games (1.37%). As an example of the quality of these business models, Scientific Games has been able to double cash flow over the past four years while increasing employee count by 1%. It has long-term contracts that result in recurring revenue of more than 90%. Furthermore, the company prints 40 billion lottery tickets annually, which we believe creates an impenetrable barrier to entry. Additional contributors to the Fund in the second quarter were postsecondary educator ITT Educational Services (2.15%) and database marketing company Acxiom (1.54%). (During the quarter Acxiom received a hostile bid from the largest shareholder at a significant premium).

BASIC MATERIALS AND ENERGY Our ability to accurately predict commodity and stock price movements in the near term is likely no better than that of the market. We believe, however, that by investing in businesses with strong cash return characteristics (utilizing reasonable long-term commodity prices) that are run by management teams that are able to redeploy free cash flows in a manner that creates lasting economic value, we will be able to generate meaningful returns over the long term while protecting our investors' capital against the volatility inherent in the natural resources space.

Within natural resources, our investment in Western Oil Sands (WTO) (2.29%) was a significant contributor to performance. WTO, which owns 20% of the Athabasca Oil Sands Project, is a long duration investment. With 30-plus years of reserves and a plan for modular expansion that will increase the partnership's production by five times over the next decade, the shares benefited from the continued strength in oil prices. More importantly, however, we believe that the project has a structural advantage: it is upgrading technology and is able to avoid multibillion-dollar onetime capital spends to increase capacity, focusing instead on de-bottlenecking initiatives and continuous expansion plans. Despite some operational issues that impeded production earlier in the year, we believe the project remains on track and appears to be running ahead of nameplate capacity.

Materials and processing was the largest detractor to performance, generating a loss over the quarter. We remain optimistic about the long-term outlook for a number of base metals due to extremely low inventories, robust demand from developing economies, and the lack of investment over the past five to 10 years. In the second quarter, strong commodity prices (reflecting the long-term dynamics mentioned above) were overcome by near-term concerns regarding a potential slowdown in China as well as head- winds generated from high energy prices, which are often a major input cost for mining and processing companies. In particular our investment in the aluminum industry, represented by Alcan (1.35%), had a negative impact on the Fund's return. Alcan remains in the Fund because we expect that the spin-off of its low-margin rolled products division will improve the company's return profile and that management's cost reduction initiatives will more than offset pressures from energy and foreign-exchange fluctuations.


68 | Call 1-800-766-FUND

RS VALUE GROUP UPDATE We remain committed to reinvesting in high-quality resources for the Value Group. This quarter Robert J. Harris joined us as an analyst after seven years as a financial services analyst at Dresdner RCM Global Investors, LLC. Prior to that, he was a marketing associate for Chevron Texaco Corporation. He holds a B.A. in political science from Sonoma State University and an M.B.A. from Golden Gate University. We remain committed to hiring exceptional people in an effort to optimize returns for our shareholders.

Our long-term goal is to be considered one of the top value investment teams. For us, being among the best involves not only achieving our investment goals but also staying true to our principles:

o Alignment with shareholders

o Uncompromising integrity

o Respect for others

o Continuous learning

o A disciplined process

o Teamwork

We appreciate your confidence in our investment team and remind you of the long-term view we take toward investing.

/s/ Andrew Pilara

Andrew Pilara
Portfolio Manager

/s/ David Kelley

David Kelley
Co-Portfolio Manager

/s/ Joe Wolf

Joe Wolf
Co-Portfolio Manager

                                                      www.RSinvestments.com | 69

GOOD IDEAS THAT WORKED +
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

Western Oil Sands, Inc.                              1.17%
----------------------------------------------------------
PacifiCare Health Systems, Inc.                      0.81%
----------------------------------------------------------
Talisman Energy, Inc.                                0.74%
----------------------------------------------------------
Peabody Energy Corp.                                 0.59%
----------------------------------------------------------
The St. Joe Co.                                      0.59%
----------------------------------------------------------
Kindred Healthcare, Inc.                             0.56%
----------------------------------------------------------
Goldcorp, Inc.                                       0.52%
----------------------------------------------------------
Cablevision Systems New York Group                   0.44%
----------------------------------------------------------
Agrium, Inc.                                         0.42%
----------------------------------------------------------
ITT Educational Services, Inc.                       0.40%
----------------------------------------------------------

GOOD IDEAS AT THE TIME +
Percent Contribution to Total Fund Return
(for the six-month period ended 6/30/05)

Sirva, Inc.                                         -1.28%
----------------------------------------------------------
Alcan, Inc.                                         -0.83%
----------------------------------------------------------
Dollar Tree Stores, Inc.                            -0.44%
----------------------------------------------------------
Kellwood Co.                                        -0.37%
----------------------------------------------------------
Inco Ltd.                                           -0.26%
----------------------------------------------------------
Family Dollar Stores, Inc.                          -0.24%
----------------------------------------------------------
BMC Software, Inc.                                  -0.21%
----------------------------------------------------------
GMH Communities Trust - REIT                        -0.21%
----------------------------------------------------------
The Interpublic Group of Cos., Inc.                 -0.19%
----------------------------------------------------------
Wheaton River Minerals Ltd.                         -0.18%
----------------------------------------------------------

+ Percent contribution to total Fund return is estimated by dividing each security's combined realized and unrealized gains and/or losses by the Fund's average daily net assets over the six-month period. Realized and unrealized gains and losses represent the change in the Fund's total net assets attributable to the appreciation or depreciation in market value of each security. The Fund may have held the position for the entire six-month period or some portion thereof.

  Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

  Any   discussions   of  specific   securities   should  not  be  considered  a
  recommendation to buy or sell those securities. Fund holdings will vary.

  Except as otherwise specifically stated, all information and portfolio manager commentary, including portfolio security positions, is as of June 30, 2005.


70 | Call 1-800-766-FUND

ASSETS UNDER MANAGEMENT: $1.1 billion

SECTOR ALLOCATION 1

                              [BAR CHART OMITTED]

Autos and Transportation                              1.9%
----------------------------------------------------------
Consumer Discretionary                               27.3%
----------------------------------------------------------
Consumer Staples                                      1.1%
----------------------------------------------------------
Financial Services                                    5.2%
----------------------------------------------------------
Health Care                                          11.4%
----------------------------------------------------------
Integrated Oils                                       0.0%
----------------------------------------------------------
Materials and Processing                             13.9%
----------------------------------------------------------
Other Energy                                          9.2%
----------------------------------------------------------
Producer Durables                                     0.0%
----------------------------------------------------------
Technology                                            7.3%
----------------------------------------------------------
Utilities                                             6.3%
----------------------------------------------------------
Other                                                 1.3%
----------------------------------------------------------
Cash                                                 15.1%
----------------------------------------------------------

DATA AS OF JUNE 30, 2005

TOP TEN HOLDINGS 2

Liberty Global, Inc.                                 3.99%
----------------------------------------------------------
Talisman Energy, Inc.                                3.13%
----------------------------------------------------------
Novell, Inc.                                         2.95%
----------------------------------------------------------
PacifiCare Health Systems, Inc.                      2.94%
----------------------------------------------------------
Corrections Corp. of America                         2.67%
----------------------------------------------------------
Noranda, Inc.                                        2.66%
----------------------------------------------------------
Magellan Health Services, Inc.                       2.42%
----------------------------------------------------------
Western Oil Sands, Inc.                              2.29%
----------------------------------------------------------
Goldcorp, Inc.                                       2.19%
----------------------------------------------------------
The St. Joe Co.                                      2.17%
----------------------------------------------------------

PERFORMANCE UPDATE

                                                                   3-Year       5-Year      10-Year     Annualized          Total
                                     Year-to-         1-Year   Annualized   Annualized   Annualized   Return Since   Return Since
                                  Date Return   Total Return       Return       Return       Return    Inception 3    Inception 3
---------------------------------------------------------------------------------------------------------------------------------
RS Value Fund*                           5.05%         29.24%       28.43%       16.72%        7.30%          8.12%        155.45%
---------------------------------------------------------------------------------------------------------------------------------
Russell Midcap(R) Value Index 4          5.51%         21.80%       16.55%       14.86%       14.28%         13.61%        362.75%
---------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index 5                      -0.78%          6.24%        8.28%       -2.39%        9.93%         10.44%        229.34%
---------------------------------------------------------------------------------------------------------------------------------

RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 6/30/93

                              [LINE GRAPH OMITTED]

-----------------------------------------------------------
                       RS Value       Russell Midcap(R)
      Date               Fund           Value Index 4
-----------------------------------------------------------

            6/93        $10,000           $10,000
            9/93        $ 9,559           $10,427
           12/93        $11,186           $10,403
            3/94        $12,098           $10,109
            6/94        $11,618           $10,082
            9/94        $11,078           $10,534
           12/94        $10,568           $10,182
            3/95        $10,739           $11,204
            6/95        $12,626           $12,176
            9/95        $13,308           $13,142
           12/95        $13,830           $13,739
            3/96        $16,731           $14,506
            6/96        $16,038           $14,785
            9/96        $16,440           $15,211
           12/96        $16,828           $16,522
            3/97        $17,062           $16,803
            6/97        $16,036           $18,920
            9/97        $15,244           $21,333
           12/97        $11,862           $22,200
            3/98        $12,127           $24,419
            6/98        $10,769           $23,791
            9/98        $ 7,520           $20,542
           12/98        $ 7,984           $23,329
            3/99        $ 8,392           $22,602
            6/99        $10,214           $25,130
            9/99        $10,623           $22,457
           12/99        $11,042           $23,303
            3/00        $10,700           $23,538
            6/00        $11,793           $23,143
            9/00        $12,533           $25,376
           12/00        $12,180           $27,773
            3/01        $12,080           $26,792
            6/01        $12,577           $28,680
            9/01        $10,192           $25,367
           12/01        $11,175           $28,418
            3/02        $11,429           $30,663
            6/02        $12,058           $29,231
            9/02        $11,009           $23,983
           12/02        $11,330           $25,678
            3/03        $12,102           $24,636
            6/03        $14,156           $29,044
            9/03        $16,056           $30,770
           12/03        $18,805           $35,452
            3/04        $19,987           $37,348
            6/04        $19,766           $37,994
            9/04        $20,716           $38,653
           12/04        $24,317           $43,856
            3/05        $24,516           $44,197
            6/05        $25,545           $46,275


      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please keep in mind that high double-digit returns are highly unusual and cannot be sustained. Numbers assume reinvestment of dividends and capital gains. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 1-800-766-FUND or visiting www.RSinvestments.com.

1 The sector allocation represents the entire Russell universe. The Fund's holdings are allocated to each sector based on their Russell classification. Cash includes short-term investments and net other assets and liabilities.

2 Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3     Inception date: June 30, 1993.

4 The Russell Midcap(R) Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap(R) Index with lower price-to-book ratios and lower forecasted growth values. (The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.

5 The S&P 500(R) Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees and expenses.

*     Formerly called RS Contrarian Value Fund.

                                                      www.RSinvestments.com | 71

UNDERSTANDING YOUR FUND'S EXPENSES

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated. The table below shows the Funds' expenses in two ways:

EXPENSES BASED ON ACTUAL RETURN This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" for your Fund to estimate the expenses you paid on your account during this period.

EXPENSES BASED ON HYPOTHETICAL 5% RETURN FOR COMPARISON PURPOSES This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as bank wire redemption fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The Funds do not charge transaction fees, such as sales charges (loads), or exchange fees.

                                                             Beginning        Ending         Expenses Paid       Expense Ratio
                                                           Account Value   Account Value    During Period*       During Period*
                                                             01/01/05        06/30/05      01/01/05-06/30/05   01/01/05-06/30/05
--------------------------------------------------------------------------------------------------------------------------------
BASED ON ACTUAL RETURN
RS Diversified Growth Fund                                   $1,000.00        $941.40            $8.09               1.68%
--------------------------------------------------------------------------------------------------------------------------------
RS Emerging Growth Fund                                       1,000.00         951.20             7.74               1.60%
--------------------------------------------------------------------------------------------------------------------------------
RS Growth Fund                                                1,000.00       1,004.20             6.96               1.40%
--------------------------------------------------------------------------------------------------------------------------------
The Information Age Fund(R)                                   1,000.00         935.70             8.26               1.72%
--------------------------------------------------------------------------------------------------------------------------------
RS Internet Age Fund(R)                                       1,000.00         936.00             8.69               1.81%
--------------------------------------------------------------------------------------------------------------------------------
RS MidCap Opportunities Fund                                  1,000.00         994.30             7.17               1.45%
--------------------------------------------------------------------------------------------------------------------------------
RS Smaller Company Growth Fund                                1,000.00         991.10             7.95               1.61%
--------------------------------------------------------------------------------------------------------------------------------
RS Global Natural Resources Fund                              1,000.00       1,103.60             7.77               1.49%
--------------------------------------------------------------------------------------------------------------------------------
RS Partners Fund                                              1,000.00       1,040.00             7.54               1.49%
--------------------------------------------------------------------------------------------------------------------------------
RS Value Fund                                                 1,000.00       1,050.50             7.37               1.45%
--------------------------------------------------------------------------------------------------------------------------------

BASED ON HYPOTHETICAL RETURN (5% RETURN BEFORE EXPENSES)
RS Diversified Growth Fund                                    1,000.00       1,016.46             8.40               1.68%
--------------------------------------------------------------------------------------------------------------------------------
RS Emerging Growth Fund                                       1,000.00       1,016.86             8.00               1.60%
--------------------------------------------------------------------------------------------------------------------------------
RS Growth Fund                                                1,000.00       1,017.85             7.00               1.40%
--------------------------------------------------------------------------------------------------------------------------------
The Information Age Fund(R)                                   1,000.00       1,016.27             8.60               1.72%
--------------------------------------------------------------------------------------------------------------------------------
RS Internet Age Fund(R)                                       1,000.00       1,015.82             9.05               1.81%
--------------------------------------------------------------------------------------------------------------------------------
RS MidCap Opportunities Fund                                  1,000.00       1,017.60             7.25               1.45%
--------------------------------------------------------------------------------------------------------------------------------
RS Smaller Company Growth Fund                                1,000.00       1,016.81             8.05               1.61%
--------------------------------------------------------------------------------------------------------------------------------
RS Global Natural Resources Fund                              1,000.00       1,017.41             7.45               1.49%
--------------------------------------------------------------------------------------------------------------------------------
RS Partners Fund                                              1,000.00       1,017.41             7.45               1.49%
--------------------------------------------------------------------------------------------------------------------------------
RS Value Fund                                                 1,000.00       1,017.60             7.25               1.45%
--------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


72 | Call 1-800-766-FUND

                                                           FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                                                      PERIOD ENDED JUNE 30, 2005

SCHEDULE OF INVESTMENTS - RS DIVERSIFIED GROWTH FUND

June 30, 2005 (unaudited)                              Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 86.80%
ADVERTISING AGENCIES -- 1.8%
Greenfield Online, Inc. 1                             398,158    $    4,837,620
ValueClick, Inc. 1                                    634,500         7,823,385
-------------------------------------------------------------------------------
                                                                     12,661,005
BANKS -- OUTSIDE NEW YORK CITY -- 1.8%
Franklin Bank Corp. 1                                 390,110         7,318,464
PrivateBancorp, Inc.                                  147,900         5,232,702
-------------------------------------------------------------------------------
                                                                     12,551,166
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.5%
Alexion Pharmaceuticals, Inc. 1                       239,150         5,510,016
VaxGen, Inc. 1                                        891,100         9,668,435
Xenogen Corp. 1                                       535,500         2,008,125
-------------------------------------------------------------------------------
                                                                     17,186,576
CASINOS & GAMBLING -- 3.4%
Aztar Corp. 1                                         203,330         6,964,053
Boyd Gaming Corp.                                     106,800         5,460,684
Scientific Games Corp., Class A 1                     420,710        11,329,720
-------------------------------------------------------------------------------
                                                                     23,754,457
COMMUNICATIONS TECHNOLOGY -- 4.8%
Atheros Communications 1                              797,400         6,427,044
Extreme Networks, Inc. 1                              999,060         4,096,146
InPhonic, Inc. 1                                      389,540         5,991,125
Ixia 1                                                272,800         5,303,232
j2 Global Communications, Inc. 1                      179,700         6,188,868
NICE Systems Ltd., ADR 1,3                            135,891         5,363,618
-------------------------------------------------------------------------------
                                                                     33,370,033
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 10.4%
Blackboard, Inc. 1                                    290,000         6,936,800
Bottomline Technologies, Inc. 1                       216,600         3,242,502
CryptoLogic, Inc.                                     157,700         4,732,577
Digital River, Inc. 1                                 142,700         4,530,725
Digitas, Inc. 1                                       809,010         9,230,804
eCOST.com, Inc. 1                                     522,080         2,135,307
Epicor Software Corp. 1                               250,000         3,300,000
Equinix, Inc. 1                                       124,050         5,376,327
Infocrossing, Inc. 1                                  407,000         5,075,290
MICROS Systems, Inc. 1                                 33,800         1,512,550
Open Solutions, Inc. 1                                150,600         3,058,686
Openwave Systems, Inc. 1                              330,120         5,413,968
SafeNet, Inc. 1                                       229,700         7,823,582
Viewpoint Corp. 1                                   1,626,970         2,879,737
Wind River Systems, Inc. 1                            435,300         6,825,504
-------------------------------------------------------------------------------
                                                                     72,074,359
COMPUTER TECHNOLOGY -- 2.8%
Emulex Corp. 1                                        345,400         6,307,004
M-Systems Flash Disk Pioneers Ltd. 1                  355,700         6,818,769
RadiSys Corp. 1                                       399,200         6,447,080
-------------------------------------------------------------------------------
                                                                     19,572,853
CONSTRUCTION -- 0.8%
Washington Group International, Inc. 1                103,600         5,296,032
-------------------------------------------------------------------------------
                                                                      5,296,032

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
CONSUMER ELECTRONICS -- 2.7%
InfoSpace, Inc. 1                                     232,685    $    7,662,317
JAMDAT Mobile, Inc. 1                                 234,250         6,484,040
Netflix, Inc. 1                                       271,500         4,455,315
-------------------------------------------------------------------------------
                                                                     18,601,672
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Euronet Worldwide, Inc. 1                             172,300         5,008,761
-------------------------------------------------------------------------------
                                                                      5,008,761
DRUGS & PHARMACEUTICALS -- 4.3%
CV Therapeutics, Inc. 1                               275,000         6,165,500
First Horizon Pharmaceutical Corp. 1                  511,650         9,741,816
NitroMed, Inc. 1                                      378,400         7,359,880
Salix Pharmaceuticals Ltd. 1                          359,060         6,341,000
-------------------------------------------------------------------------------
                                                                     29,608,196
ELECTRICAL EQUIPMENT & COMPONENTS --1.2%
Sonic Solutions 1                                     438,500         8,156,100
-------------------------------------------------------------------------------
                                                                      8,156,100
ELECTRONICS -- 0.8%
Avid Technology, Inc. 1                                98,300         5,237,424
-------------------------------------------------------------------------------
                                                                      5,237,424
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 1.5%
O2Micro International Ltd. 1                          318,700         4,477,735
SiRF Technology Holdings, Inc. 1                      340,020         6,011,554
-------------------------------------------------------------------------------
                                                                     10,489,289
ENTERTAINMENT -- 1.9%
Gaylord Entertainment Co. 1                           149,840         6,966,062
Imax Corp. 1                                          621,200         6,174,728
-------------------------------------------------------------------------------
                                                                     13,140,790
FINANCIAL -- MISCELLANEOUS -- 1.4%
Asset Acceptance Capital Corp. 1                      240,950         6,243,014
Portfolio Recovery Associates, Inc. 1                  83,600         3,512,872
-------------------------------------------------------------------------------
                                                                      9,755,886
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.9%
Digital Insight Corp. 1                               254,400         6,085,248
-------------------------------------------------------------------------------
                                                                      6,085,248
FINANCIAL INFORMATION SERVICES -- 0.6%
Bankrate, Inc. 1                                      200,400         4,036,056
-------------------------------------------------------------------------------
                                                                      4,036,056
FOODS -- 0.5%
Provide Commerce, Inc. 1                              166,100         3,586,099
-------------------------------------------------------------------------------
                                                                      3,586,099
HEALTH CARE FACILITIES -- 1.4%
American Healthways, Inc. 1                           162,600         6,873,102
Hythiam, Inc. 1                                       438,350         2,454,760
-------------------------------------------------------------------------------
                                                                      9,327,862
HEALTH CARE MANAGEMENT SERVICES -- 4.7%
Allscripts Healthcare Soulutions, Inc. 1              299,400         4,973,034
AMERIGROUP Corp. 1                                    180,100         7,240,020
Centene Corp. 1                                       206,820         6,945,016
Cerner Corp. 1                                         84,600         5,750,262
WellCare Health Plans, Inc. 1                         208,400         7,400,284
-------------------------------------------------------------------------------
                                                                     32,308,616

See notes to Schedule of Investments on page 95.
The accompanying notes are an integral part of these financial statements.


74 | Call 1-800-766-FUND

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
HEALTH CARE SERVICES -- 1.1%
Matria Healthcare, Inc. 1                             243,600    $    7,851,228
-------------------------------------------------------------------------------
                                                                      7,851,228
HOTEL/MOTEL -- 0.8%
Orient Express Hotels Ltd., Class A                   170,050         5,385,483
-------------------------------------------------------------------------------
                                                                      5,385,483
IDENTIFICATION CONTROL & FILTER DEVICES -- 0.3%
Viisage Technology, Inc. 1                            429,800         1,925,504
-------------------------------------------------------------------------------
                                                                      1,925,504
INSURANCE -- MULTI-LINE -- 0.8%
KMG America Corp. 1                                   553,670         5,503,480
-------------------------------------------------------------------------------
                                                                      5,503,480
INVESTMENT MANAGEMENT COMPANIES -- 0.8%
Affiliated Managers Group, Inc. 1                      83,060         5,675,490
-------------------------------------------------------------------------------
                                                                      5,675,490
LEISURE TIME -- 1.1%
Penn National Gaming, Inc. 1                          201,700         7,362,050
-------------------------------------------------------------------------------
                                                                      7,362,050
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 2.9%
Cal Dive International, Inc. 1                        126,400         6,619,568
Hydril 1                                              106,620         5,794,797
National-Oilwell Varco, Inc. 1                        152,810         7,264,587
-------------------------------------------------------------------------------
                                                                     19,678,952
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 2.4%
Encore Medical Corp. 1                              1,065,870         5,915,578
Molecular Diagnostics, Inc. 1,4                     2,323,420            58,086
SonoSite, Inc. 1                                      101,620         3,154,285
Syneron Medical Ltd. 1                                208,700         7,636,333
-------------------------------------------------------------------------------
                                                                     16,764,282
MEDICAL SERVICES -- 2.4%
Magellan Health Services, Inc. 1                      250,000         8,827,500
Option Care, Inc.                                     542,400         7,647,840
-------------------------------------------------------------------------------
                                                                     16,475,340
METAL FABRICATING -- 0.6%
Maverick Tube Corp. 1                                 147,200         4,386,560
-------------------------------------------------------------------------------
                                                                      4,386,560
OIL -- CRUDE PRODUCERS -- 3.2%
Carrizo Oil & Gas, Inc. 1                             351,300         5,993,178
McMoRan Exploration Co. 1                             270,000         5,267,700
Pioneer Drilling Co. 1                                325,000         4,959,500
Todco, Class A 1                                      217,300         5,578,091
-------------------------------------------------------------------------------
                                                                     21,798,469
OIL -- INTEGRATED DOMESTIC -- 0.9%
KCS Energy, Inc. 1                                    353,426         6,139,010
-------------------------------------------------------------------------------
                                                                      6,139,010

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 0.7%
Headwaters, Inc. 1                                    148,580    $    5,108,180
-------------------------------------------------------------------------------
                                                                      5,108,180
PRODUCTION TECHNOLOGY EQUIPMENT -- 0.8%
Credence Systems Corp. 1                              602,000         5,448,100
-------------------------------------------------------------------------------
                                                                      5,448,100
REAL ESTATE -- 0.7%
Thomas Properties Group, Inc.                         399,800         5,001,498
-------------------------------------------------------------------------------
                                                                      5,001,498
REAL ESTATE INVESTMENT TRUSTS -- 3.1%
Aames Investment Corp.                                717,560         6,974,683
ECC Capital Corp.                                     844,300         5,623,038
KKR Financial Corp. 1                                 347,660         8,691,500
-------------------------------------------------------------------------------
                                                                     21,289,221
RETAIL -- 4.3%
Design Within Reach, Inc. 1                           114,000         2,063,400
GSI Commerce, Inc. 1                                  522,800         8,756,900
Hibbett Sporting Goods, Inc. 1                        129,300         4,892,712
Jos. A. Bank Clothiers, Inc. 1                        129,210         5,594,793
Pacific Sunwear of California, Inc. 1                 273,370         6,284,776
PC Mall, Inc. 1                                       510,200         2,237,227
-------------------------------------------------------------------------------
                                                                     29,829,808
SECURITIES BROKERAGE & SERVICES -- 1.1%
GFI Group, Inc. 1                                      17,900           637,240
MarketAxess Holdings, Inc. 1                          453,328         5,122,606
optionsXpress Holdings, Inc.                          137,000         2,082,400
-------------------------------------------------------------------------------
                                                                      7,842,246
SERVICES -- COMMERCIAL -- 3.8%
AMN Healthcare Services, Inc. 1                       492,450         7,401,523
Chemed Corp.                                          163,700         6,692,056
Labor Ready, Inc. 1                                   212,960         4,964,098
Navigant Consulting, Inc. 1                           330,400         5,834,864
Shopping.com Ltd. 1                                    70,000         1,459,500
-------------------------------------------------------------------------------
                                                                     26,352,041
UTILITIES -- ELECTRICAL -- 0.3%
Black Hills Corp.                                      58,570         2,158,304
-------------------------------------------------------------------------------
                                                                      2,158,304
UTILITIES -- GAS DISTRIBUTORS -- 1.8%
Southern Union Co. 1                                  262,624         6,447,419
Southwestern Energy Co. 1                             130,300         6,121,494
-------------------------------------------------------------------------------
                                                                     12,568,913
UTILITIES -- TELECOMMUNICATIONS -- 2.0%
Alamosa Holdings, Inc. 1                              534,430         7,428,577
Nextel Partners, Inc., Class A 1                      243,700         6,133,929
-------------------------------------------------------------------------------
                                                                     13,562,506
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $517,557,120)                             599,915,145

                                See notes to Schedule of Investments on page 95.
      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 75

SCHEDULE OF INVESTMENTS - RS DIVERSIFIED GROWTH FUND
                                         (Continued)

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
OTHER INVESTMENTS -- 9.4%
iShares Russell 2000 Growth Index Fund                502,300    $   32,564,109
iShares Russell 2000 Index Fund                       512,000        32,614,400
RS Mutual Funds 7                                                       166,196
-------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $64,027,379)                           65,344,705

                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.1%
PNC Bank Money Market Account 9                                      21,236,648
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $21,236,648)                      21,236,648
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.3% (Cost $602,821,147)                      686,496,498
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.7%                                             5,047,104
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $  691,543,602

See notes to Schedule of Investments on page 95.
The accompanying notes are an integral part of these financial statements.


76 | Call 1-800-766-FUND

SCHEDULE OF INVESTMENTS - RS EMERGING GROWTH FUND

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 96.9%
ADVERTISING AGENCIES -- 2.8%
aQuantive, Inc. 1                                     263,870    $    4,675,776
Fastclick, Inc. 1                                      33,500           304,850
Greenfield Online, Inc. 1                             314,070         3,815,951
Marchex, Inc., Class B 1                              345,470         5,195,869
ValueClick, Inc. 1                                  1,254,104        15,463,102
-------------------------------------------------------------------------------
                                                                     29,455,548

AEROSPACE -- 0.3%
ARGON ST, Inc. 1                                      101,900         3,617,450
-------------------------------------------------------------------------------
                                                                      3,617,450

BANKS -- OUTSIDE NEW YORK CITY -- 2.8%
Boston Private Financial Holdings, Inc.               447,465        11,276,118
PrivateBancorp, Inc.                                  229,874         8,132,942
SVB Financial Group 1                                 196,730         9,423,367
-------------------------------------------------------------------------------
                                                                     28,832,427

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 5.5%
Alexion Pharmaceuticals, Inc. 1                       556,040        12,811,162
Angiotech Pharmaceuticals, Inc. 1                     666,170         9,233,116
Cypress Bioscience, Inc. 1                            314,770         4,154,964
Discovery Laboratories, Inc. 1                        934,100         6,809,589
Nabi Biopharmaceuticals 1                             762,050        11,606,022
Rigel Pharmaceuticals, Inc. 1                         669,960        13,345,603
-------------------------------------------------------------------------------
                                                                     57,960,456

CASINOS & GAMBLING -- 1.5%
Scientific Games Corp., Class A 1                     234,300         6,309,699
Station Casinos, Inc.                                 140,870         9,353,768
-------------------------------------------------------------------------------
                                                                     15,663,467

COMMUNICATIONS TECHNOLOGY -- 5.4%
AudioCodes Ltd. 1                                     768,455         7,646,127
Ixia 1                                                548,447        10,661,810
j2 Global Communications, Inc. 1                      359,030        12,364,993
NICE Systems Ltd., ADR 1,3                            165,510         6,532,680
Novatel Wireless, Inc. 1                              246,945         3,079,404
WebEx Communications, Inc. 1                          630,930        16,662,861
-------------------------------------------------------------------------------
                                                                     56,947,875

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 11.2%
Blackboard, Inc. 1                                     73,780         1,764,817
CACI International, Inc., Class A 1                   102,490         6,473,268
Dendrite International, Inc. 1                        404,776         5,585,909
Epicor Software Corp. 1                               444,910         5,872,812
Equinix, Inc. 1                                       179,950         7,799,033
F5 Networks, Inc. 1                                    94,320         4,455,205
Mercury Computer Systems, Inc. 1                      349,391         9,562,832
Merge Technologies, Inc. 1                            465,900         8,735,625
MICROS Systems, Inc. 1                                154,440         6,911,190
MicroStrategy, Inc., Class A 1                        170,640         9,050,745
Open Solutions, Inc. 1                                305,860         6,212,017
Openwave Systems, Inc. 1                              654,240        10,729,536
Optimal Group, Inc., Class A 1                        194,250         3,137,137
Quest Software, Inc. 1                                571,860         7,794,452
SafeNet, Inc. 1                                       120,410         4,101,165

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS (continued)
Shanda Interactive Entertainment Ltd.,
  ADR 1,3                                             151,200    $    5,562,648
SRA International, Inc., Class A 1                     88,480         3,072,026
The Ultimate Software Group, Inc. 1                    43,200           708,480
Wind River Systems, Inc. 1                            486,568         7,629,386
Witness Systems, Inc. 1                               113,620         2,071,293
-------------------------------------------------------------------------------
                                                                    117,229,576

COMPUTER TECHNOLOGY -- 2.5%
Emulex Corp. 1                                        703,420        12,844,449
M-Systems Flash Disk Pioneers Ltd. 1                  677,225        12,982,403
-------------------------------------------------------------------------------
                                                                     25,826,852

CONSUMER ELECTRONICS -- 4.0%
CNET Networks, Inc. 1                                 394,360         4,629,786
InfoSpace, Inc. 1                                     329,081        10,836,637
JAMDAT Mobile, Inc. 1                                 279,067         7,724,575
Lifeline Systems, Inc. 1                              385,986        12,397,870
VeriSign, Inc. 1                                      234,680         6,749,397
-------------------------------------------------------------------------------
                                                                     42,338,265

CONSUMER PRODUCTS -- 0.0%
Volcom, Inc. 1                                         15,500           414,935
-------------------------------------------------------------------------------
                                                                        414,935

DIVERSIFIED FINANCIAL SERVICES -- 1.2%
Euronet Worldwide, Inc. 1                             247,830         7,204,418
Huron Consulting Group, Inc. 1                        214,504         5,051,569
-------------------------------------------------------------------------------
                                                                     12,255,987

DRUGS & PHARMACEUTICALS -- 4.5%
AtheroGenics, Inc. 1                                  582,870         9,314,263
CV Therapeutics, Inc. 1                               255,610         5,730,776
First Horizon Pharmaceutical Corp. 1                  300,534         5,722,167
Inspire Pharmaceuticals, Inc. 1                       569,750         4,797,295
NitroMed, Inc. 1                                      145,090         2,822,001
Priority Healthcare Corp., Class B 1                  269,350         6,830,716
QLT, Inc. 1                                           243,620         2,538,520
Salix Pharmaceuticals Ltd. 1                          519,219         9,169,408
-------------------------------------------------------------------------------
                                                                     46,925,146

EDUCATION SERVICES -- 3.1%
Bright Horizons Family Solutions, Inc. 1              434,036        17,673,946
Laureate Education, Inc. 1                             66,920         3,202,791
Universal Technical Institute, Inc. 1                 355,020        11,786,664
-------------------------------------------------------------------------------
                                                                     32,663,401

ELECTRICAL EQUIPMENT & COMPONENTS -- 0.5%
Sonic Solutions 1                                     291,490         5,421,714
-------------------------------------------------------------------------------
                                                                      5,421,714

ELECTRONICS -- 0.8%
BEI Technologies, Inc.                                303,910         8,108,319
-------------------------------------------------------------------------------
                                                                      8,108,319

ELECTRONICS -- MEDICAL SYSTEMS -- 2.3%
eResearch Technology, Inc. 1                          456,670         6,114,811
Hologic, Inc. 1                                        99,392         3,950,832
Illumina, Inc. 1                                      176,300         2,127,941

                                See notes to Schedule of Investments on page 95.
      The accompanying notes are an integral part of these financial statements.

                                                     www.RSinvestments.com | 77

SCHEDULE OF INVESTMENTS - RS EMERGING GROWTH FUND
                                      (Continued)

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------

ELECTRONICS -- MEDICAL SYSTEMS (continued)
IntraLase Corp. 1                                     258,830    $    5,078,245
Intuitive Surgical, Inc. 1                            154,140         7,189,090
-------------------------------------------------------------------------------
                                                                     24,460,919

ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 3.8%
O2Micro International Ltd. 1                          639,453         8,984,314
PowerDsine Ltd. 1                                     407,830         4,078,300
SiRF Technology Holdings, Inc. 1                      259,410         4,586,369
Tessera Technologies, Inc. 1                          277,500         9,271,275
Virage Logic Corp. 1                                  672,800         6,929,840
Volterra Semiconductor Corp. 1                        367,703         5,475,098
-------------------------------------------------------------------------------
                                                                     39,325,196

ELECTRONICS -- TECHNOLOGY -- 0.8%
DRS Technologies, Inc.                                156,320         8,016,090
-------------------------------------------------------------------------------
                                                                      8,016,090

FINANCE COMPANIES -- 0.1%
International Securities Exchange, Inc. 1              25,100           630,261
-------------------------------------------------------------------------------
                                                                        630,261

FINANCIAL -- MISCELLANEOUS -- 0.8%
First Cash Financial Services, Inc. 1                  68,849         1,471,303
Portfolio Recovery Associates, Inc. 1                 166,550         6,998,431
-------------------------------------------------------------------------------
                                                                      8,469,734

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS --1.9%
CheckFree Corp. 1                                     259,370         8,834,142
Global Payments, Inc.                                 167,940        11,386,332
-------------------------------------------------------------------------------
                                                                     20,220,474

FINANCIAL INFORMATION SERVICES -- 0.7%
Bankrate, Inc. 1                                      100,240         2,018,834
FactSet Research Systems, Inc.                        135,250         4,847,360
-------------------------------------------------------------------------------
                                                                      6,866,194

HEALTH CARE FACILITIES -- 1.8%
American Healthways, Inc. 1                           164,682         6,961,108
United Surgical Partners International, Inc. 1        226,750        11,809,140
-------------------------------------------------------------------------------
                                                                     18,770,248

HEALTH CARE MANAGEMENT SERVICES -- 1.4%
Allscripts Healthcare Soulutions, Inc. 1              112,197         1,863,592
AMERIGROUP Corp. 1                                    138,650         5,573,730
Centene Corp. 1                                       211,300         7,095,454
-------------------------------------------------------------------------------
                                                                     14,532,776

HEALTH CARE SERVICES -- 1.2%
Matria Healthcare, Inc. 1                             391,040        12,603,219
-------------------------------------------------------------------------------
                                                                     12,603,219

HOTEL/MOTEL -- 2.2%
Four Seasons Hotels, Inc.                             150,170         9,926,237
Kerzner International Ltd. 1                           94,270         5,368,676
Orient Express Hotels Ltd., Class A                   242,950         7,694,227
-------------------------------------------------------------------------------
                                                                     22,989,140

INSURANCE -- MULTI-LINE -- 0.8%
HealthExtras, Inc. 1                                  393,807         7,903,706
-------------------------------------------------------------------------------
                                                                      7,903,706

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------

INSURANCE -- PROPERTY & CASUALTY -- 0.9%
Tower Group, Inc.                                     576,980    $    9,018,197
-------------------------------------------------------------------------------
                                                                      9,018,197

INVESTMENT MANAGEMENT COMPANIES -- 1.1%
Affiliated Managers Group, Inc. 1                     164,940        11,270,350
-------------------------------------------------------------------------------
                                                                     11,270,350

MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 2.2%
Cal Dive International, Inc. 1                         36,204         1,896,003
Grant Prideco, Inc. 1                                 321,470         8,502,882
Hydril 1                                                6,100           331,535
Patterson-UTI Energy, Inc.                            337,840         9,402,087
Superior Energy Services, Inc. 1                      173,790         3,093,462
-------------------------------------------------------------------------------
                                                                     23,225,969

MACHINERY -- SPECIALTY -- 0.7%
Engineered Support Systems, Inc.                      199,412         7,144,932
-------------------------------------------------------------------------------
                                                                      7,144,932

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 4.9%
Advanced Neuromodulation Systems, Inc. 1               63,510         2,520,077
American Medical Systems Holdings, Inc. 1             338,100         6,981,765
Foxhollow Technologies, Inc. 1                         54,282         2,077,372
I-Flow Corp. 1                                        268,875         4,474,080
Laserscope 1                                          224,043         9,284,342
SonoSite, Inc. 1                                      142,520         4,423,821
Symmetry Medical, Inc. 1                              192,200         4,524,388
Syneron Medical Ltd. 1                                276,136        10,103,816
Ventana Medical Systems, Inc. 1                       164,000         6,597,720
-------------------------------------------------------------------------------
                                                                     50,987,381

MEDICAL SERVICES -- 1.9%
Magellan Health Services, Inc. 1                      179,236         6,328,823
Option Care, Inc.                                     686,314         9,677,028
VCA Antech, Inc. 1                                    176,960         4,291,280
-------------------------------------------------------------------------------
                                                                     20,297,131

METAL FABRICATING -- 0.4%
Maverick Tube Corp. 1                                 139,600         4,160,080
-------------------------------------------------------------------------------
                                                                      4,160,080

OFFICE FURNITURE & BUSINESS EQUIPMENT -- 0.6%
Herman Miller, Inc.                                   216,840         6,687,346
-------------------------------------------------------------------------------
                                                                      6,687,346

OIL -- CRUDE PRODUCERS -- 1.6%
Denbury Resources, Inc. 1                             139,240         5,537,575
Unit Corp. 1                                          261,180        11,494,532
-------------------------------------------------------------------------------
                                                                     17,032,107

POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 0.2%
Headwaters, Inc. 1                                     75,720         2,603,254
-------------------------------------------------------------------------------
                                                                      2,603,254

PRODUCTION TECHNOLOGY EQUIPMENT --3.0%
Credence Systems Corp. 1                              780,620         7,064,611
Photon Dynamics, Inc. 1                               394,690         8,134,561
Ultratech, Inc. 1                                     365,980         6,697,434


See notes to Schedule of Investments on page 95.
The accompanying notes are an integral part of these financial statements.


78 | Call 1-800-766-FUND

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT (continued)
Varian Semiconductor Equipment
   Associates, Inc. 1                                 258,870    $    9,578,190
-------------------------------------------------------------------------------
                                                                     31,474,796

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
KKR Financial Corp. 1                                  99,950         2,498,750
-------------------------------------------------------------------------------
                                                                      2,498,750

RESTAURANTS -- 2.8%
California Pizza Kitchen, Inc. 1                      366,960        10,006,999
P.F. Chang's China Bistro, Inc. 1                     107,465         6,338,286
RARE Hospitality International, Inc. 1                424,570        12,936,648
-------------------------------------------------------------------------------
                                                                     29,281,933

RETAIL -- 5.0%
Bebe Stores, Inc.                                     545,052        14,427,527
Central Garden & Pet Co. 1                             97,920         4,809,830
GSI Commerce, Inc. 1                                  459,000         7,688,250
Hibbett Sporting Goods, Inc. 1                        163,760         6,196,678
Jos. A. Bank Clothiers, Inc. 1                         25,498         1,104,063
Priceline.com, Inc. 1                                 408,100         9,520,973
United Natural Foods, Inc. 1                          196,140         5,956,772
Urban Outfitters, Inc. 1                               48,430         2,745,497
-------------------------------------------------------------------------------
                                                                     52,449,590

SECURITIES BROKERAGE & SERVICES -- 0.3%
GFI Group, Inc. 1                                      10,800           384,480
ZipRealty, Inc. 1                                     196,072         2,517,564
-------------------------------------------------------------------------------
                                                                      2,902,044

SERVICES -- COMMERCIAL -- 5.5%
AMN Healthcare Services, Inc. 1                       581,000         8,732,430
Chemed Corp.                                          232,740         9,514,411
DiamondCluster International, Inc. 1                  168,810         1,907,553
Heidrick & Struggles International, Inc. 1            254,444         6,635,900
MPS Group, Inc. 1                                     804,820         7,581,404
Navigant Consulting, Inc. 1                           408,740         7,218,348
Resources Connection, Inc. 1                          343,821         7,986,962
The Advisory Board Co. 1                              165,400         8,061,596
-------------------------------------------------------------------------------
                                                                     57,638,604

SHIPPING -- 0.9%
UTI Worldwide, Inc.                                   141,340         9,840,091
-------------------------------------------------------------------------------
                                                                      9,840,091

SHOES -- 0.8%
Kenneth Cole Productions, Inc., Class A               258,856         8,055,599
-------------------------------------------------------------------------------
                                                                      8,055,599

-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $809,866,075)                           1,015,017,529

                                                                          Value
-------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                       318,850
-------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $234,849)                                 318,850

June 30, 2005 (unaudited)                                                 Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.5%
BlackRock Liquidity Funds TempCash
   Portfolio-Institutional Shares 8                              $   46,915,072

-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $46,915,072)                      46,915,072

-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.4% (Cost $857,015,996)                   1,062,251,451

-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (1.4)%                                    (15,006,675)

-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,047,244,776

                                See notes to Schedule of Investments on page 95.
      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 79

SCHEDULE OF INVESTMENTS - RS GROWTH FUND

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 97.1%
AEROSPACE -- 3.2%
Northrop Grumman Corp.                                 42,000    $    2,320,500
Rockwell Collins, Inc.                                 40,000         1,907,200
United Technologies Corp.                              43,500         2,233,725
-------------------------------------------------------------------------------
                                                                      6,461,425

AGRICULTURE -- FISHING & RANCHING -- 0.8%
Monsanto Co.                                           25,000         1,571,750
-------------------------------------------------------------------------------
                                                                      1,571,750

AUTO PARTS -- ORIGINAL EQUIPMENT -- 1.2%
Autoliv, Inc.                                          55,000         2,409,000
-------------------------------------------------------------------------------
                                                                      2,409,000

BANKS -- OUTSIDE NEW YORK CITY -- 3.6%
Hibernia Corp., Class A                                80,000         2,654,400
UnionBanCal Corp.                                      36,000         2,409,120
Wells Fargo & Co.                                      34,000         2,093,720
-------------------------------------------------------------------------------
                                                                      7,157,240

BEVERAGE -- DISTILLERS -- 1.0%
Brown-Forman Corp.                                     32,000         1,934,720
-------------------------------------------------------------------------------
                                                                      1,934,720

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 4.6%
Amgen, Inc. 1                                          36,300         2,194,698
Baxter International, Inc.                             48,000         1,780,800
Genzyme Corp. 1                                        44,280         2,660,786
OSI Pharmaceuticals, Inc. 1                            65,000         2,656,550
-------------------------------------------------------------------------------
                                                                      9,292,834

CABLE TELEVISION SERVICES -- 1.7%
Liberty Global, Inc., Class A 1                        71,115         3,318,937
-------------------------------------------------------------------------------
                                                                      3,318,937

CASINOS & GAMBLING -- 2.2%
Harrah's Entertainment, Inc.                           30,000         2,162,100
International Game Technology                          82,000         2,308,300
-------------------------------------------------------------------------------
                                                                      4,470,400

CHEMICALS -- 2.0%
Huntsman Corp. 1                                      103,000         2,087,810
The Dow Chemical Co.                                   45,000         2,003,850
-------------------------------------------------------------------------------
                                                                      4,091,660

COMMUNICATIONS TECHNOLOGY -- 3.6%
Comverse Technology, Inc. 1                           100,000         2,365,000
Juniper Networks, Inc. 1                               81,900         2,062,242
Motorola, Inc.                                        150,000         2,739,000
-------------------------------------------------------------------------------
                                                                      7,166,242

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 3.8%
Adobe Systems, Inc.                                    70,000         2,003,400
Microsoft Corp.                                        82,000         2,036,880
Symantec Corp. 1                                      168,000         3,652,320
-------------------------------------------------------------------------------
                                                                      7,692,600

COMPUTER TECHNOLOGY -- 3.0%
Hewlett-Packard Co.                                    85,000         1,998,350
SanDisk Corp. 1                                        80,200         1,903,146
Seagate Technology                                    115,000         2,018,250
-------------------------------------------------------------------------------
                                                                      5,919,746

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 3.1%
Google, Inc., Class A 1                                 6,500    $    1,911,975
VeriSign, Inc. 1                                       82,500         2,372,700
Yahoo! Inc. 1                                          53,000         1,836,450
-------------------------------------------------------------------------------
                                                                      6,121,125

CONSUMER PRODUCTS -- 1.2%
The Gillette Co.                                       46,000         2,328,980
-------------------------------------------------------------------------------
                                                                      2,328,980

DIVERSIFIED FINANCIAL SERVICES -- 1.2%
Morgan Stanley                                         45,000         2,361,150
-------------------------------------------------------------------------------
                                                                      2,361,150

DIVERSIFIED MATERIALS & PROCESSING -- 1.2%
Ashland, Inc.                                          34,000         2,443,580
-------------------------------------------------------------------------------
                                                                      2,443,580

DRUG & GROCERY STORE CHAINS -- 1.2%
Walgreen Co.                                           50,000         2,299,500
-------------------------------------------------------------------------------
                                                                      2,299,500

DRUGS & PHARMACEUTICALS -- 6.3%
Abbott Laboratories                                    48,000         2,352,480
Bristol-Myers Squibb Co.                               80,000         1,998,400
Eli Lilly & Co.                                        38,500         2,144,835
Forest Laboratories, Inc. 1                            50,000         1,942,500
Johnson & Johnson                                      33,000         2,145,000
Pfizer, Inc.                                           73,000         2,013,340
-------------------------------------------------------------------------------
                                                                     12,596,555

ELECTRONICS -- 2.5%
Amphenol Corp., Class A                                66,500         2,671,305
Avid Technology, Inc. 1                                45,000         2,397,600
-------------------------------------------------------------------------------
                                                                      5,068,905

ELECTRONICS -- MEDICAL SYSTEMS -- 1.4%
Advanced Medical Optics, Inc. 1                        69,600         2,766,600
-------------------------------------------------------------------------------
                                                                      2,766,600

ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 5.9%
Advanced Micro Devices, Inc. 1                        150,000         2,601,000
Linear Technology Corp.                                51,450         1,887,700
Marvell Technology Group Ltd. 1                        74,290         2,825,992
National Semiconductor Corp.                           90,000         1,982,700
Texas Instruments, Inc.                                87,500         2,456,125
-------------------------------------------------------------------------------
                                                                     11,753,517

ENTERTAINMENT -- 1.2%
Pixar 1                                                47,200         2,362,360
-------------------------------------------------------------------------------
                                                                      2,362,360

HEALTH CARE FACILITIES -- 1.1%
Health Management Associates, Inc.,
   Class A                                             84,000         2,199,120
-------------------------------------------------------------------------------
                                                                      2,199,120

HEALTH CARE MANAGEMENT SERVICES --0.9%
Caremark Rx, Inc. 1                                    42,000         1,869,840
-------------------------------------------------------------------------------
                                                                      1,869,840

HEALTH CARE SERVICES -- 1.4%
Express Scripts, Inc. 1                                57,800         2,888,844
-------------------------------------------------------------------------------
                                                                      2,888,844


See notes to Schedule of Investments on page 95.
The accompanying notes are an integral part of these financial statements.


80 | Call 1-800-766-FUND

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------

HOTEL/MOTEL -- 1.3%
Marriott International, Inc., Class A                  37,000    $    2,524,140
-------------------------------------------------------------------------------
                                                                      2,524,140

INSURANCE -- MULTI-LINE -- 4.0%
Assurant, Inc.                                         72,700         2,624,470
CIGNA Corp.                                            23,000         2,461,690
Genworth Financial, Inc., Class A                      95,000         2,871,850
-------------------------------------------------------------------------------
                                                                      7,958,010

JEWELRY, WATCHES & GEMSTONES -- 1.1%
Tiffany & Co.                                          65,000         2,129,400
-------------------------------------------------------------------------------
                                                                      2,129,400

MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 3.7%
BJ Services Co.                                        54,000         2,833,920
Cooper Cameron Corp. 1                                 45,000         2,792,250
Noble Corp.                                            30,000         1,845,300
-------------------------------------------------------------------------------
                                                                      7,471,470

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 0.9%
Bausch & Lomb, Inc.                                    22,000         1,826,000
-------------------------------------------------------------------------------
                                                                      1,826,000

METALS & MINERALS -- MISCELLANEOUS -- 0.9%
BHP Billiton Ltd., ADR 3                               66,000         1,801,800
-------------------------------------------------------------------------------
                                                                      1,801,800

OIL -- CRUDE PRODUCERS -- 2.5%
Chesapeake Energy Corp.                               115,000         2,622,000
Ultra Petroleum Corp. 1                                80,000         2,428,800
-------------------------------------------------------------------------------
                                                                      5,050,800

OIL -- INTEGRATED INTERNATIONAL -- 1.6%
Imperial Oil Ltd.                                      37,500         3,124,125
-------------------------------------------------------------------------------
                                                                      3,124,125

PRODUCTION TECHNOLOGY EQUIPMENT -- 1.8%
KLA-Tencor Corp.                                       36,550         1,597,235
Novellus Systems, Inc. 1                               85,000         2,100,350
-------------------------------------------------------------------------------
                                                                      3,697,585

RADIO & TV BROADCASTERS -- 1.5%
XM Satellite Radio Holdings, Inc., Class A 1           87,600         2,948,616
-------------------------------------------------------------------------------
                                                                      2,948,616

RAILROADS -- 1.1%
Union Pacific Corp.                                    35,000         2,268,000
-------------------------------------------------------------------------------
                                                                      2,268,000

REAL ESTATE INVESTMENT TRUSTS -- 2.5%
Friedman, Billings, Ramsey Group, Inc.,
   Class A                                            200,000         2,860,000
New Century Financial Corp.                            40,000         2,058,000
-------------------------------------------------------------------------------
                                                                      4,918,000

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------

RETAIL -- 3.8%
Bed Bath & Beyond, Inc. 1                              56,000    $    2,339,680
Lowe's Cos., Inc.                                      43,000         2,503,460
Target Corp.                                           50,000         2,720,500
-------------------------------------------------------------------------------
                                                                      7,563,640

TELECOMMUNICATIONS EQUIPMENT -- 0.8%
Nokia Oyj, ADR 3                                      100,000         1,664,000
-------------------------------------------------------------------------------
                                                                      1,664,000

TEXTILE -- APPAREL MANUFACTURERS -- 1.7%
Coach, Inc. 1                                         100,800         3,383,856
-------------------------------------------------------------------------------
                                                                      3,383,856

TOBACCO -- 1.1%
Altria Group, Inc.                                     33,300         2,153,178
-------------------------------------------------------------------------------
                                                                      2,153,178

UTILITIES -- ELECTRICAL -- 1.2%
Exelon Corp.                                           45,000         2,309,850
-------------------------------------------------------------------------------
                                                                      2,309,850

UTILITIES -- GAS DISTRIBUTORS -- 1.7%
ONEOK, Inc.                                           105,000         3,428,250
-------------------------------------------------------------------------------
                                                                      3,428,250

UTILITIES -- GAS PIPELINES -- 1.3%
The Williams Cos., Inc.                               135,000         2,565,000
-------------------------------------------------------------------------------
                                                                      2,565,000

UTILITIES -- TELECOMMUNICATIONS -- 3.3%
Nextel Communications, Inc., Class A 1                103,000         3,327,930
Verizon Communications, Inc.                           95,000         3,282,250
-------------------------------------------------------------------------------
                                                                      6,610,180
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $169,852,251)                             193,942,530

                                                                          Value
-------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        43,592
-------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $32,614)                                   43,592

                                                                          Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.6%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares 8                                    9,204,948

-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $9,204,948)                        9,204,948

-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.7% (Cost $179,089,813)                     203,191,070

-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (1.7)%                                     (3,322,248)

-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $  199,868,822

                                See notes to Schedule of Investments on page 95.
      The accompanying notes are an integral part of these financial statements.

                                                     www.RSinvestments.com |  81

SCHEDULE OF INVESTMENTS - THE INFORMATION AGE FUND(R)

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 98.0%
ADVERTISING AGENCIES -- 4.6%
Greenfield Online, Inc. 1                              62,340    $      757,431
Marchex, Inc., Class B 1                               78,490         1,180,489
ValueClick, Inc. 1                                    184,590         2,275,995
-------------------------------------------------------------------------------
                                                                      4,213,915

COMMUNICATIONS TECHNOLOGY -- 6.5%
AudioCodes Ltd. 1                                      98,560           980,672
Juniper Networks, Inc. 1                               46,720         1,176,410
Novatel Wireless, Inc. 1                               50,450           629,111
WebEx Communications, Inc. 1                          119,510         3,156,259
-------------------------------------------------------------------------------
                                                                      5,942,452

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 29.8%
Akamai Technologies, Inc. 1                           115,530         1,516,909
Blackboard, Inc. 1                                     38,795           927,977
Check Point Software Technologies Ltd. 1               22,490           445,302
Digital River, Inc. 1                                  35,710         1,133,793
Digitas, Inc. 1                                       194,090         2,214,567
Epicor Software Corp. 1                               125,550         1,657,260
F5 Networks, Inc. 1                                    25,260         1,193,156
Hyperion Solutions Corp. 1                             29,710         1,195,531
Jupitermedia Corp. 1                                   43,270           741,215
MICROS Systems, Inc. 1                                 35,280         1,578,780
Microsoft Corp.                                        19,224           477,524
MicroStrategy, Inc., Class A 1                         14,884           789,447
NAVTEQ Corp. 1                                         40,110         1,491,290
Openwave Systems, Inc. 1                              115,680         1,897,152
Oracle Corp. 1                                         36,870           486,684
PDF Solutions, Inc. 1                                  46,450           609,424
Quest Software, Inc. 1                                128,080         1,745,730
SafeNet, Inc. 1                                        19,020           647,821
Salesforce.com, Inc. 1                                 92,880         1,902,182
SAP AG, ADR 3                                          11,720           507,476
SRA International, Inc., Class A 1                     23,140           803,421
Wind River Systems, Inc. 1                            112,630         1,766,038
Witness Systems, Inc. 1                                86,962         1,585,317
-------------------------------------------------------------------------------
                                                                     27,313,996

COMPUTER TECHNOLOGY -- 5.2%
M-Systems Flash Disk Pioneers Ltd. 1                  202,520         3,882,308
Seagate Technology                                     49,590           870,305
-------------------------------------------------------------------------------
                                                                      4,752,613

CONSUMER ELECTRONICS -- 10.9%
Google, Inc., Class A 1                                12,330         3,626,870
InfoSpace, Inc. 1                                      76,180         2,508,607
VeriSign, Inc. 1                                       24,340           700,018
WebSideStory, Inc. 1                                   75,430         1,105,804
Yahoo! Inc. 1                                          58,728         2,034,925
-------------------------------------------------------------------------------
                                                                      9,976,224

ELECTRICAL EQUIPMENT & COMPONENTS -- 3.6%
Sonic Solutions 1                                     180,610         3,359,346
-------------------------------------------------------------------------------
                                                                      3,359,346

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------

ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 22.6%
Broadcom Corp., Class A 1                              55,420    $    1,967,964
FormFactor, Inc. 1                                     40,010         1,057,064
Freescale Semiconductor, Inc., Class A 1               53,220         1,118,152
Marvell Technology Group Ltd. 1                        36,510         1,388,841
O2Micro International Ltd. 1                          232,250         3,263,113
PLX Technology, Inc. 1                                261,390         2,655,722
PowerDsine Ltd. 1                                     135,310         1,353,100
Silicon Image, Inc. 1                                  63,840           654,998
Silicon Motion Technology Corp., ADR 1,3               64,550           677,775
SiRF Technology Holdings, Inc. 1                       99,820         1,764,818
Tessera Technologies, Inc. 1                           34,600         1,155,986
Virage Logic Corp. 1                                  150,120         1,546,236
Volterra Semiconductor Corp. 1                        143,520         2,137,013
-------------------------------------------------------------------------------
                                                                     20,740,782

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.5%
Kronos, Inc. 1                                         10,940           441,867
-------------------------------------------------------------------------------
                                                                        441,867

FOODS -- 0.4%
Provide Commerce, Inc. 1                               15,880           342,849
-------------------------------------------------------------------------------
                                                                        342,849

PRODUCTION TECHNOLOGY EQUIPMENT -- 3.8%
Credence Systems Corp. 1                              254,650         2,304,583
Photon Dynamics, Inc. 1                                57,110         1,177,037
-------------------------------------------------------------------------------
                                                                      3,481,620

RETAIL -- 3.6%
Blue Nile, Inc. 1                                      12,220           399,472
GSI Commerce, Inc. 1                                   55,969           937,481
Overstock.com, Inc. 1                                  21,750           774,300
Priceline.com, Inc. 1                                  51,550         1,202,661
-------------------------------------------------------------------------------
                                                                      3,313,914

SECURITIES BROKERAGE & SERVICES -- 1.8%
ZipRealty, Inc. 1                                     126,100         1,619,124
-------------------------------------------------------------------------------
                                                                      1,619,124

SERVICES -- COMMERCIAL -- 4.1%
DiamondCluster International, Inc. 1                  116,640         1,318,032
IAC/InterActiveCorp 1                                  52,422         1,260,749
Monster Worldwide, Inc. 1                              42,020         1,205,134
-------------------------------------------------------------------------------
                                                                      3,783,915

TELECOMMUNICATIONS EQUIPMENT -- 0.6%
Axesstel, Inc. 1                                      165,170           566,533
-------------------------------------------------------------------------------
                                                                        566,533

-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $70,705,566)                               89,849,150

                                                                          Value
-------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        26,537

-------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $21,349)                                   26,537


See notes to Schedule of Investments on page 95.
The accompanying notes are an integral part of these financial statements.


82 | Call 1-800-766-FUND

June 30, 2005 (unaudited)                                                 Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.9%
BlackRock Liquidity Funds TempCash
   Portfolio-Institutional Shares 8                              $    2,605,756

-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,605,756)                        2,605,756

-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.9% (Cost $73,332,671)                       92,481,443

-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.9)%                                       (797,696)

-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $   91,683,747

                                See notes to Schedule of Investments on page 95.
      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 83

SCHEDULE OF INVESTMENTS - RS INTERNET AGE FUND(R)

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 98.0%
ADVERTISING AGENCIES -- 10.1%
Fastclick, Inc. 1                                      83,910    $      763,581
Greenfield Online, Inc. 1                              92,585         1,124,908
Intermix Media, Inc. 1                                 50,000           418,500
Marchex, Inc., Class B 1                              154,310         2,320,822
ValueClick, Inc. 1                                    250,990         3,094,707
-------------------------------------------------------------------------------
                                                                      7,722,518
COMMUNICATIONS & MEDIA -- 2.3%
Linktone Ltd., ADR 1,3                                 92,900           736,697
Time Warner, Inc. 1                                    59,750           998,423
-------------------------------------------------------------------------------
                                                                      1,735,120
COMMUNICATIONS TECHNOLOGY -- 5.6%
AudioCodes Ltd. 1                                      86,370           859,382
Novatel Wireless, Inc. 1                               64,820           808,305
WebEx Communications, Inc. 1                           98,330         2,596,895
-------------------------------------------------------------------------------
                                                                      4,264,582
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 26.2%
Akamai Technologies, Inc. 1                            87,170         1,144,542
Blackboard, Inc. 1                                     42,370         1,013,490
Check Point Software Technologies Ltd. 1               34,880           690,624
Digital River, Inc. 1                                  42,550         1,350,963
Digitas, Inc. 1                                       197,360         2,251,878
F5 Networks, Inc. 1                                    21,410         1,011,301
Jupitermedia Corp. 1                                   54,400           931,872
MICROS Systems, Inc. 1                                 17,870           799,682
NAVTEQ Corp. 1                                         33,670         1,251,851
Openwave Systems, Inc. 1                              123,920         2,032,288
Optimal Group, Inc., Class A 1                         46,650           753,398
SafeNet, Inc. 1                                        23,570           802,794
Salesforce.com, Inc. 1                                 94,330         1,931,878
Shanda Interactive Entertainment Ltd.,
   ADR 1,3                                             19,700           724,763
Symantec Corp. 1                                       30,670           666,766
Wind River Systems, Inc. 1                            104,520         1,638,874
Witness Systems, Inc. 1                                61,440         1,120,051
-------------------------------------------------------------------------------
                                                                     20,117,015
COMPUTER TECHNOLOGY -- 8.5%
M-Systems Flash Disk Pioneers Ltd. 1                  192,440         3,689,075
Rackable Systems Inc. 1                                86,580         1,038,960
SanDisk Corp. 1                                        33,630           798,040
Trident Microsystems, Inc. 1                           43,740           992,460
-------------------------------------------------------------------------------
                                                                      6,518,535
CONSUMER ELECTRONICS -- 19.5%
CNET Networks, Inc. 1                                 111,050         1,303,727
Google, Inc., Class A 1                                14,560         4,282,824
InfoSpace, Inc. 1                                      78,790         2,594,555
iVillage, Inc. 1                                      218,890         1,308,962
JAMDAT Mobile, Inc. 1                                  42,530         1,177,231
VeriSign, Inc. 1                                       20,440           587,854
WebSideStory, Inc. 1                                  104,090         1,525,959
Yahoo! Inc. 1                                          62,290         2,158,349
-------------------------------------------------------------------------------
                                                                     14,939,461

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT & COMPONENTS -- 3.5%
Sonic Solutions 1                                     143,590    $    2,670,774
-------------------------------------------------------------------------------
                                                                      2,670,774
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 7.1%
O2Micro International Ltd. 1                          185,460         2,605,713
PLX Technology, Inc. 1                                173,090         1,758,594
Silicon Image, Inc. 1                                  54,150           555,579
Silicon Motion Technology Corp., ADR 1,3               53,750           564,375
-------------------------------------------------------------------------------
                                                                      5,484,261
FINANCIAL INFORMATION SERVICES -- 0.3%
Bankrate, Inc. 1                                       12,600           253,764
-------------------------------------------------------------------------------
                                                                        253,764
FOODS -- 0.7%
Provide Commerce, Inc. 1                               24,990           539,534
-------------------------------------------------------------------------------
                                                                        539,534
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.9%
Photon Dynamics, Inc. 1                                69,610         1,434,662
-------------------------------------------------------------------------------
                                                                      1,434,662
RETAIL -- 5.8%
Blue Nile, Inc. 1                                      19,230           628,629
GSI Commerce, Inc. 1                                   94,990         1,591,082
Overstock.com, Inc. 1                                  26,570           945,892
Priceline.com, Inc. 1                                  55,300         1,290,149
-------------------------------------------------------------------------------
                                                                      4,455,752
SECURITIES BROKERAGE & SERVICES -- 2.3%
ZipRealty, Inc. 1                                     137,800         1,769,352
-------------------------------------------------------------------------------
                                                                      1,769,352
SERVICES -- COMMERCIAL -- 3.6%
IAC/InterActiveCorp 1                                  52,725         1,268,036
Monster Worldwide, Inc. 1                              51,420         1,474,726
-------------------------------------------------------------------------------
                                                                      2,742,762
TELECOMMUNICATIONS EQUIPMENT -- 0.6%
Axesstel, Inc. 1                                      137,650           472,140
-------------------------------------------------------------------------------
                                                                        472,140
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $57,591,970)                               75,120,232

                                                                          Value
-------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        16,626
-------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $13,444)                                   16,626

                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.4%
BlackRock Liquidity Funds TempCash
   Portfolio - Institutional Shares 8                                 3,363,371
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $3,363,371)                        3,363,371
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 102.4% (Cost $60,968,785)                       78,500,229
-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (2.4)%                                     (1,846,814)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $   76,653,415


See notes to Schedule of Investments on page 95.
The accompanying notes are an integral part of these financial statements.


84 | Call 1-800-766-FUND

SCHEDULE OF INVESTMENTS - RS MIDCAP OPPORTUNITIES FUND

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 98.8%
AEROSPACE -- 0.8%
Rockwell Collins, Inc.                                 31,500    $    1,501,920
-------------------------------------------------------------------------------
                                                                      1,501,920
AIR TRANSPORT -- 1.0%
Southwest Airlines Co.                                140,000         1,950,200
-------------------------------------------------------------------------------
                                                                      1,950,200
BANKS -- OUTSIDE NEW YORK CITY -- 0.9%
Synovus Financial Corp.                                63,000         1,806,210
-------------------------------------------------------------------------------
                                                                      1,806,210
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.1%
Genzyme Corp. 1                                        34,160         2,052,674
OSI Pharmaceuticals, Inc. 1                            50,000         2,043,500
-------------------------------------------------------------------------------
                                                                      4,096,174
BUILDING MATERIALS -- 2.5%
Martin Marietta Materials, Inc.                        32,830         2,269,210
Vulcan Materials Co.                                   42,490         2,761,425
-------------------------------------------------------------------------------
                                                                      5,030,635
CASINOS & GAMBLING -- 5.1%
Boyd Gaming Corp.                                      35,000         1,789,550
Harrah's Entertainment, Inc.                           23,000         1,657,610
International Game Technology                          70,000         1,970,500
Scientific Games Corp., Class A 1                      95,000         2,558,350
Station Casinos, Inc.                                  33,060         2,195,184
-------------------------------------------------------------------------------
                                                                     10,171,194
COAL -- 1.0%
Arch Coal, Inc.                                        35,000         1,906,450
-------------------------------------------------------------------------------
                                                                      1,906,450
COMMUNICATIONS & MEDIA -- 1.5%
Gemstar-TV Guide International, Inc. 1                830,000         2,979,700
-------------------------------------------------------------------------------
                                                                      2,979,700
COMMUNICATIONS TECHNOLOGY -- 4.8%
Comverse Technology, Inc. 1                            85,850         2,030,352
Juniper Networks, Inc. 1                               71,000         1,787,780
McAfee, Inc. 1                                         59,000         1,544,620
NCR Corp. 1                                            62,500         2,195,000
Sonus Networks, Inc. 1                                396,000         1,892,880
-------------------------------------------------------------------------------
                                                                      9,450,632
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 4.8%
Adobe Systems, Inc.                                    53,280         1,524,874
Autodesk, Inc.                                         54,000         1,855,980
F5 Networks, Inc. 1                                    44,100         2,083,063
Novell, Inc. 1                                        215,000         1,333,000
Symantec Corp. 1                                      119,200         2,591,408
-------------------------------------------------------------------------------
                                                                      9,388,325
COMPUTER TECHNOLOGY -- 0.8%
SanDisk Corp. 1                                        66,600         1,580,418
-------------------------------------------------------------------------------
                                                                      1,580,418
CONSUMER ELECTRONICS -- 3.7%
InfoSpace, Inc. 1                                      70,000         2,305,100
Netease.com, Inc., ADR 1,3                             27,500         1,570,525

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
CONSUMER ELECTRONICS (continued)
VeriSign, Inc. 1                                       62,700    $    1,803,252
Yahoo! Inc. 1                                          47,500         1,645,875
-------------------------------------------------------------------------------
                                                                      7,324,752
DRUGS & PHARMACEUTICALS -- 1.7%
Andrx Corp. 1                                          91,000         1,848,210
Forest Laboratories, Inc. 1                            40,000         1,554,000
-------------------------------------------------------------------------------
                                                                      3,402,210
EDUCATION SERVICES -- 1.8%
Career Education Corp. 1                               44,000         1,610,840
Laureate Education, Inc. 1                             40,000         1,914,400
-------------------------------------------------------------------------------
                                                                      3,525,240
ELECTRONICS -- 2.5%
Amphenol Corp., Class A                                45,500         1,827,735
Avid Technology, Inc. 1                                57,000         3,036,960
-------------------------------------------------------------------------------
                                                                      4,864,695
ELECTRONICS -- MEDICAL SYSTEMS -- 1.3%
Advanced Medical Optics, Inc. 1                        63,100         2,508,225
-------------------------------------------------------------------------------
                                                                      2,508,225
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 6.6%
Advanced Micro Devices, Inc. 1                        110,000         1,907,400
Altera Corp. 1                                         91,547         1,814,462
Broadcom Corp., Class A 1                              40,000         1,420,400
Freescale Semiconductor, Inc., Class A 1              100,000         2,101,000
Linear Technology Corp.                                45,000         1,651,050
Marvell Technology Group Ltd. 1                        47,550         1,808,802
National Semiconductor Corp.                          107,500         2,368,225
-------------------------------------------------------------------------------
                                                                     13,071,339
ENERGY -- MISCELLANEOUS -- 1.4%
Reliant Energy, Inc. 1                                224,000         2,773,120
-------------------------------------------------------------------------------
                                                                      2,773,120
FINANCIAL -- MISCELLANEOUS -- 1.1%
CapitalSource, Inc. 1                                 110,000         2,159,300
-------------------------------------------------------------------------------
                                                                      2,159,300
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.8%
Global Payments, Inc.                                  22,250         1,508,550
-------------------------------------------------------------------------------
                                                                      1,508,550
FOODS -- 1.0%
Tyson Foods, Inc.                                     116,400         2,071,920
-------------------------------------------------------------------------------
                                                                      2,071,920
HEALTH CARE FACILITIES -- 4.0%
DaVita, Inc. 1                                         37,150         1,689,582
Health Management Associates, Inc.,
   Class A                                             72,000         1,884,960
Quest Diagnostics, Inc.                                47,000         2,503,690
Triad Hospitals, Inc. 1                                35,000         1,912,400
-------------------------------------------------------------------------------
                                                                      7,990,632
HEALTH CARE MANAGEMENT SERVICES -- 1.0%
WebMD Corp. 1                                         202,200         2,076,594
-------------------------------------------------------------------------------
                                                                      2,076,594

                                See notes to Schedule of Investments on page 95.
      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 85

SCHEDULE OF INVESTMENTS - RS MIDCAP OPPORTUNITIES FUND
                                           (Continued)

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
HEALTH CARE SERVICES -- 2.3%
Express Scripts, Inc. 1                                46,200    $    2,309,076
Medco Health Solutions, Inc. 1                         42,350         2,259,796
-------------------------------------------------------------------------------
                                                                      4,568,872
HOMEBUILDING -- 1.3%
D.R. Horton, Inc.                                      70,000         2,632,700
-------------------------------------------------------------------------------
                                                                      2,632,700
HOTEL/MOTEL -- 2.0%
Hilton Hotels Corp.                                    95,000         2,265,750
Marriott International, Inc., Class A                  24,000         1,637,280
-------------------------------------------------------------------------------
                                                                      3,903,030
INSURANCE -- MULTI-LINE -- 3.9%
Aspen Insurance Holdings Ltd.                          68,000         1,874,080
Assurant, Inc.                                         43,600         1,573,960
CIGNA Corp.                                            18,000         1,926,540
Genworth Financial, Inc., Class A                      79,700         2,409,331
-------------------------------------------------------------------------------
                                                                      7,783,911
INSURANCE -- PROPERTY & CASUALTY -- 1.1%
Endurance Specialty Holdings Ltd.                      55,000         2,080,100
-------------------------------------------------------------------------------
                                                                      2,080,100
INVESTMENT MANAGEMENT COMPANIES -- 0.8%
T. Rowe Price Group, Inc.                              25,000         1,565,000
-------------------------------------------------------------------------------
                                                                      1,565,000
JEWELRY, WATCHES & GEMSTONES -- 0.9%
Tiffany & Co.                                          56,500         1,850,940
-------------------------------------------------------------------------------
                                                                      1,850,940
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 5.4%
Baker Hughes, Inc.                                     47,000         2,404,520
BJ Services Co.                                        44,000         2,309,120
National-Oilwell Varco, Inc. 1                         42,000         1,996,680
Patterson-UTI Energy, Inc.                             75,000         2,087,250
Pride International, Inc. 1                            70,000         1,799,000
-------------------------------------------------------------------------------
                                                                     10,596,570
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 1.8%
Bausch & Lomb, Inc.                                    18,000         1,494,000
C. R. Bard, Inc.                                       31,150         2,071,787
-------------------------------------------------------------------------------
                                                                      3,565,787
MULTI-SECTOR COMPANIES -- 0.9%
Fortune Brands, Inc.                                   20,400         1,811,520
-------------------------------------------------------------------------------
                                                                      1,811,520
OIL -- CRUDE PRODUCERS -- 0.8%
Ultra Petroleum Corp. 1                                55,000         1,669,800
-------------------------------------------------------------------------------
                                                                      1,669,800
PRODUCTION TECHNOLOGY EQUIPMENT -- 2.6%
KLA-Tencor Corp.                                       29,770         1,300,949
Lam Research Corp. 1                                   70,000         2,025,800
Novellus Systems, Inc. 1                               75,000         1,853,250
-------------------------------------------------------------------------------
                                                                      5,179,999

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
RADIO & TV BROADCASTERS -- 1.2%
XM Satellite Radio Holdings, Inc., Class A 1           70,000    $    2,356,200
-------------------------------------------------------------------------------
                                                                      2,356,200
RESTAURANTS -- 1.1%
Applebee's International, Inc.                         80,000         2,119,200
-------------------------------------------------------------------------------
                                                                      2,119,200
RETAIL -- 3.1%
Bed Bath & Beyond, Inc. 1                              51,000         2,130,780
Pacific Sunwear of California, Inc. 1                  90,000         2,069,100
Urban Outfitters, Inc. 1                               35,000         1,984,150
-------------------------------------------------------------------------------
                                                                      6,184,030
SAVINGS & LOAN -- 0.8%
Sovereign Bancorp, Inc.                                71,500         1,597,310
-------------------------------------------------------------------------------
                                                                      1,597,310
SERVICES -- COMMERCIAL -- 1.0%
Cogent, Inc. 1                                         66,400         1,895,720
-------------------------------------------------------------------------------
                                                                      1,895,720
SHIPPING -- 1.2%
UTI Worldwide, Inc.                                    33,000         2,297,460
-------------------------------------------------------------------------------
                                                                      2,297,460
TELECOMMUNICATIONS EQUIPMENT -- 2.2%
American Tower Corp., Class A 1                       109,200         2,295,384
Crown Castle International Corp. 1                    103,000         2,092,960
-------------------------------------------------------------------------------
                                                                      4,388,344
TEXTILE -- APPAREL MANUFACTURERS -- 3.1%
Coach, Inc. 1                                          60,000         2,014,200
Polo Ralph Lauren Corp.                                49,000         2,112,390
Quiksilver, Inc. 1                                    120,000         1,917,600
-------------------------------------------------------------------------------
                                                                      6,044,190
UTILITIES -- ELECTRICAL -- 1.9%
Allegheny Energy, Inc. 1                               78,000         1,967,160
The AES Corp. 1                                       114,000         1,867,320
-------------------------------------------------------------------------------
                                                                      3,834,480
UTILITIES -- GAS DISTRIBUTORS -- 3.5%
ONEOK, Inc.                                            71,500         2,334,475
Southwestern Energy Co. 1                              57,800         2,715,444
UGI Corp.                                              65,000         1,813,500
-------------------------------------------------------------------------------
                                                                      6,863,419
UTILITIES -- GAS PIPELINES -- 1.1%
The Williams Cos., Inc.                               115,000         2,185,000
-------------------------------------------------------------------------------
                                                                      2,185,000
UTILITIES -- TELECOMMUNICATIONS -- 2.6%
Alamosa Holdings, Inc. 1                              192,000         2,668,800
Nextel Partners, Inc., Class A 1                       95,000         2,391,150
-------------------------------------------------------------------------------
                                                                      5,059,950
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $168,152,473)                             195,171,967


See notes to Schedule of Investments on page 95.
The accompanying notes are an integral part of these financial statements.


86 | Call 1-800-766-FUND

June 30, 2005 (unaudited)                                                 Value
-------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                $       27,144
-------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $21,180)                                   27,144

                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.4%
BlackRock Liquidity Funds TempCash
   Portfolio-Institutional Shares 8                                   2,808,787
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,808,787)                        2,808,787
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.2% (Cost $170,982,440)                     198,007,898
-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.2)%                                       (482,532)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $  197,525,366

                                See notes to Schedule of Investments on page 95.
      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 87

SCHEDULE OF INVESTMENTS - RS SMALLER COMPANY GROWTH FUND

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 89.2%
ADVERTISING AGENCIES -- 1.0%
ValueClick, Inc. 1                                    169,370    $    2,088,332
-------------------------------------------------------------------------------
                                                                      2,088,332
AUTO PARTS -- ORIGINAL EQUIPMENT -- 0.6%
IMPCO Technologies, Inc. 1                            266,390         1,281,336
-------------------------------------------------------------------------------
                                                                      1,281,336
BANKS -- OUTSIDE NEW YORK CITY -- 1.3%
PrivateBancorp, Inc.                                   66,180         2,341,449
Western Alliance Bancorp 1                             21,800           553,720
-------------------------------------------------------------------------------
                                                                      2,895,169
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 1.6%
Alexion Pharmaceuticals, Inc. 1                        71,250         1,641,600
Rigel Pharmaceuticals, Inc. 1                          90,060         1,793,995
-------------------------------------------------------------------------------
                                                                      3,435,595
BUILDING -- MISCELLANEOUS -- 0.2%
Drew Industries, Inc. 1                                 8,300           376,820
-------------------------------------------------------------------------------
                                                                        376,820
BUILDING -- ROOFING & WALLBOARD -- 0.6%
Beacon Roofing Supply, Inc. 1                          51,080         1,343,404
-------------------------------------------------------------------------------
                                                                      1,343,404
BUILDING MATERIALS -- 0.9%
Building Materials Holding Corp.                       26,680         1,848,657
-------------------------------------------------------------------------------
                                                                      1,848,657
CASINOS & GAMBLING -- 3.5%
Century Casinos, Inc. 1                               220,180         1,655,753
Mikohn Gaming Corp. 1                                 105,160         1,548,481
Scientific Games Corp., Class A 1                     159,560         4,296,951
-------------------------------------------------------------------------------
                                                                      7,501,185
COMMUNICATIONS TECHNOLOGY -- 2.2%
j2 Global Communications, Inc. 1                       88,550         3,049,662
RADVision Ltd. 1                                      133,890         1,779,398
-------------------------------------------------------------------------------
                                                                      4,829,060
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 15.6%
Bottomline Technologies, Inc. 1                       132,950         1,990,261
Digitas, Inc. 1                                       274,640         3,133,642
Epicor Software Corp. 1                               126,920         1,675,344
Equinix, Inc. 1                                        55,050         2,385,867
Infocrossing, Inc. 1                                  134,030         1,671,354
Keynote Systems, Inc. 1                               264,650         3,088,465
Mercury Computer Systems, Inc. 1                       87,080         2,383,380
Merge Technologies, Inc. 1                            119,370         2,238,188
Online Resources Corp. 1                              213,050         2,409,596
Openwave Systems, Inc. 1                              102,090         1,674,276
Optimal Group, Inc., Class A 1                        162,910         2,630,997
RADWARE Ltd. 1                                         61,490         1,111,739
SafeNet, Inc. 1                                        89,110         3,035,087
Synplicity, Inc. 1                                    339,896         1,838,837
The Ultimate Software Group, Inc. 1                    27,600           452,640
Witness Systems, Inc. 1                               103,930         1,894,644
-------------------------------------------------------------------------------
                                                                     33,614,317

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
COMPUTER TECHNOLOGY -- 2.1%
M-Systems Flash Disk Pioneers Ltd. 1                   97,720    $    1,873,292
RadiSys Corp. 1                                       162,510         2,624,537
-------------------------------------------------------------------------------
                                                                      4,497,829
CONSUMER ELECTRONICS -- 2.8%
InfoSpace, Inc. 1                                     101,850         3,353,921
Lifeline Systems, Inc. 1                               81,570         2,620,028
-------------------------------------------------------------------------------
                                                                      5,973,949
CONSUMER PRODUCTS -- 1.3%
Jarden Corp. 1                                         52,750         2,844,280
-------------------------------------------------------------------------------
                                                                      2,844,280
DRUGS & PHARMACEUTICALS -- 3.8%
AtheroGenics, Inc. 1                                  103,590         1,655,368
Priority Healthcare Corp., Class B 1                  107,000         2,713,520
QLT, Inc. 1                                           146,470         1,526,217
Salix Pharmaceuticals Ltd. 1                          123,260         2,176,772
-------------------------------------------------------------------------------
                                                                      8,071,877
EDUCATION SERVICES -- 1.5%
Laureate Education, Inc. 1                             66,110         3,164,025
-------------------------------------------------------------------------------
                                                                      3,164,025
ELECTRICAL EQUIPMENT & COMPONENTS -- 0.9%
Sonic Solutions 1                                     103,110         1,917,846
-------------------------------------------------------------------------------
                                                                      1,917,846
ELECTRONICS -- 1.9%
BEI Technologies, Inc.                                 75,110         2,003,935
SRS Labs, Inc. 1                                      332,600         2,028,860
-------------------------------------------------------------------------------
                                                                      4,032,795
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 3.5%
Microsemi Corp. 1                                      89,830         1,688,804
O2Micro International Ltd. 1                          193,920         2,724,576
SiRF Technology Holdings, Inc. 1                       89,750         1,586,780
Volterra Semiconductor Corp. 1                        101,630         1,513,271
-------------------------------------------------------------------------------
                                                                      7,513,431
ELECTRONICS -- TECHNOLOGY -- 1.1%
DRS Technologies, Inc.                                 47,420         2,431,698
-------------------------------------------------------------------------------
                                                                      2,431,698
FINANCIAL -- MISCELLANEOUS -- 0.8%
Portfolio Recovery Associates, Inc. 1                  42,120         1,769,882
-------------------------------------------------------------------------------
                                                                      1,769,882
HEALTH CARE FACILITIES -- 1.1%
Kindred Healthcare, Inc. 1                             58,030         2,298,568
-------------------------------------------------------------------------------
                                                                      2,298,568
HEALTH CARE SERVICES -- 3.0%
Amedisys, Inc. 1                                       49,780         1,830,908
LabOne, Inc. 1                                         71,250         2,836,462
Matria Healthcare, Inc. 1                              55,550         1,790,377
-------------------------------------------------------------------------------
                                                                      6,457,747
HOTEL/MOTEL -- 0.8%
Kerzner International Ltd. 1                           29,810         1,697,680
-------------------------------------------------------------------------------
                                                                      1,697,680


See notes to Schedule of Investments on page 95.
The accompanying notes are an integral part of these financial statements.


88 | Call 1-800-766-FUND

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
INSURANCE -- PROPERTY & CASUALTY -- 2.8%
Infinity Property & Casualty Corp.                     65,100       $ 2,270,688
Tower Group, Inc.                                     235,830         3,686,023
-------------------------------------------------------------------------------
                                                                      5,956,711
LEISURE TIME -- 0.1%
Orange 21, Inc. 1                                      29,063           149,093
-------------------------------------------------------------------------------
                                                                        149,093
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 3.5%
Cal Dive International, Inc. 1                         19,780         1,035,879
Hydril 1                                                2,500           135,875
Oil States International, Inc. 1                       80,760         2,032,729
Patterson-UTI Energy, Inc.                             74,270         2,066,934
Superior Energy Services, Inc. 1                      128,450         2,286,410
-------------------------------------------------------------------------------
                                                                      7,557,827
MACHINERY -- SPECIALTY -- 1.3%
Engineered Support Systems, Inc.                       78,150         2,800,115
-------------------------------------------------------------------------------
                                                                      2,800,115
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 7.3%
Encore Medical Corp. 1                                414,200         2,298,810
Laserscope 1                                           37,220         1,542,397
Orthovita, Inc. 1                                     376,910         1,481,256
PolyMedica Corp.                                       79,050         2,818,923
SonoSite, Inc. 1                                       35,410         1,099,126
Symmetry Medical, Inc. 1                               64,400         1,515,976
Syneron Medical Ltd. 1                                 65,260         2,387,863
The Spectranetics Corp. 1                             378,450         2,546,969
-------------------------------------------------------------------------------
                                                                     15,691,320
METAL FABRICATING -- 1.0%
Maverick Tube Corp. 1                                  73,510         2,190,598
-------------------------------------------------------------------------------
                                                                      2,190,598
OIL -- CRUDE PRODUCERS -- 1.7%
Grey Wolf, Inc. 1                                     228,450         1,692,814
Unit Corp. 1                                           44,850         1,973,849
-------------------------------------------------------------------------------
                                                                      3,666,663
POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 0.9%
Headwaters, Inc. 1                                     54,820         1,884,712
-------------------------------------------------------------------------------
                                                                      1,884,712
PRODUCTION TECHNOLOGY EQUIPMENT -- 0.6%
Ultratech, Inc. 1                                      75,680         1,384,944
-------------------------------------------------------------------------------
                                                                      1,384,944
REAL ESTATE INVESTMENT TRUSTS -- 1.5%
KKR Financial Corp. 1                                 127,570         3,189,250
-------------------------------------------------------------------------------
                                                                      3,189,250
RENTAL & LEASING SERVICES -- COMMERCIAL -- 1.7%
McGrath Rentcorp                                      149,510         3,543,387
-------------------------------------------------------------------------------
                                                                      3,543,387
RESTAURANTS -- 2.0%
Cosi, Inc. 1                                          295,310         2,031,733
RARE Hospitality International, Inc. 1                 76,550         2,332,478
-------------------------------------------------------------------------------
                                                                      4,364,211

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
RETAIL -- 3.7%
Central Garden & Pet Co. 1                             43,900    $    2,156,368
Design Within Reach, Inc. 1                            32,900           595,490
Guitar Center, Inc. 1                                  35,710         2,084,393
Jos. A. Bank Clothiers, Inc. 1                         50,155         2,171,711
Tuesday Morning Corp.                                  32,560         1,026,291
-------------------------------------------------------------------------------
                                                                      8,034,253
SERVICES -- COMMERCIAL -- 6.5%
AMN Healthcare Services, Inc. 1                       173,710         2,610,861
Chemed Corp.                                           54,000         2,207,520
FirstService Corp. 1                                  141,280         2,821,362
Providence Service Corp. 1                             60,560         1,503,705
Rollins, Inc.                                          98,980         1,983,559
Steiner Leisure Ltd. 1                                 77,720         2,881,080
-------------------------------------------------------------------------------
                                                                     14,008,087
TEXTILE -- APPAREL MANUFACTURERS -- 0.9%
Ashworth, Inc. 1                                      216,678         1,952,269
-------------------------------------------------------------------------------
                                                                      1,952,269
TRANSPORTATION -- MISCELLANEOUS -- 1.2%
Vitran Corp., Inc. 1                                  160,100         2,529,580
-------------------------------------------------------------------------------
                                                                      2,529,580
TRUCKERS -- 0.4%
Old Dominion Freight Line, Inc. 1                      34,540           926,708
-------------------------------------------------------------------------------
                                                                        926,708
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS (Cost $152,534,949)                             191,715,210
-------------------------------------------------------------------------------

                                                       Shares             Value
-------------------------------------------------------------------------------
OTHER INVESTMENTS -- 2.0%
iShares Russell 2000 Growth Index Fund                 65,400         4,239,882
RS Mutual Funds 7                                                        32,429
-------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $4,088,820)                             4,272,311

                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.0%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares 8                                   10,754,606
PNC Bank Money Market Account 9                                       6,339,177
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $17,093,783)                      17,093,783
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.2% (Cost $173,717,552)                      213,081,304
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.8%                                             1,732,782
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $  214,814,086
-------------------------------------------------------------------------------

                                See notes to Schedule of Investments on page 95.
      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 89

SCHEDULE OF INVESTMENTS - RS GLOBAL NATURAL RESOURCES FUND

June 30, 2005(unaudited) Foreign Currency 2            Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 87.8%

ALUMINUM -- 3.5%
Alcan, Inc.                                           564,100    $   16,923,000
Century Aluminum Co. 1                              1,075,000        21,930,000
-------------------------------------------------------------------------------
                                                                     38,853,000
CHEMICALS -- 0.5%
UAP Holding Corp.                                     311,140         5,164,924
-------------------------------------------------------------------------------
                                                                      5,164,924
COAL -- 6.4%
Arch Coal, Inc.                                       315,610        17,191,277
China Shenhua Energy Co. Ltd. 1              HKD    6,000,000         5,789,047
Fording Canadian Coal Trust                  CAD       71,700         6,567,036
Peabody Energy Corp.                                  376,510        19,593,581
Western Canadian Coal Corp. 1                CAD    2,075,700         6,219,643
Westshore Terminals Income Fund              CAD    1,527,700        14,793,045
-------------------------------------------------------------------------------
                                                                     70,153,629
ENERGY -- MISCELLANEOUS -- 2.5%
Crosstex Energy, Inc.                                 490,700        23,700,810
Peyto Energy Trust                           CAD      156,000         3,725,506
-------------------------------------------------------------------------------
                                                                     27,426,316
ENGINEERING & CONTRACTING SERVICES -- 0.9%
Nalco Holding Co. 1                                   482,400         9,469,512
-------------------------------------------------------------------------------
                                                                      9,469,512
FOREST PRODUCTS -- 0.3%
International Forest Products Ltd.,
  Class A 1                                  CAD      318,000         1,721,375
West Fraser Timber Co. Ltd.                  CAD       30,100         1,161,190
-------------------------------------------------------------------------------
                                                                      2,882,565
GOLD -- 2.7%
Goldcorp, Inc.                               CAD    1,896,800        30,183,403
-------------------------------------------------------------------------------
                                                                     30,183,403
INSURANCE -- MULTI-LINE -- 0.8%
PICO Holdings, Inc. 1                                 286,778         8,534,513
-------------------------------------------------------------------------------
                                                                      8,534,513
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 12.2%
Ensign Energy Services, Inc.                 CAD    1,344,400        32,457,469
Key Energy Services, Inc. 1                         2,385,000        28,858,500
National-Oilwell Varco, Inc. 1                        468,800        22,286,752
Patterson-UTI Energy, Inc.                            763,300        21,242,639
Trican Well Service Ltd. 1                   CAD      789,000        19,402,907
Weatherford International Ltd. 1                      171,200         9,926,176
-------------------------------------------------------------------------------
                                                                    134,174,443
MACHINERY -- SPECIALTY -- 0.3%
Bucyrus International, Inc., Class A                   76,700         2,913,066
-------------------------------------------------------------------------------
                                                                      2,913,066
METALS & MINERALS -- MISCELLANEOUS -- 20.0%
Aur Resources, Inc.                          CAD    1,898,700        10,463,933
BHP Billiton Ltd., ADR 3                              876,000        23,914,800

June 30, 2005(unaudited) Foreign Currency 2            Shares             Value
-------------------------------------------------------------------------------
METALS & MINERALS -- MISCELLANEOUS (continued)
Companhia Vale do Rio Doce, ADR 3                     780,000    $   22,838,400
Falconbridge Ltd.                            CAD       46,300         1,410,396
Inco Ltd.                                             685,000        25,858,750
Ivanhoe Nickel & Platinum Ltd. 1,4,5                  203,624         1,628,992
Labrador Iron Ore Royalty Income
  Fund                                       CAD      960,100        17,794,146
LionOre Mining International Ltd. 1          CAD    3,348,400        17,195,817
Minefinders Corp. Ltd. 1                     CAD    1,288,700         5,997,379
Noranda, Inc.                                CAD    2,356,100        40,435,354
Sherritt International Corp.                 CAD    2,225,800        16,918,842
Teck Cominco Ltd., Class B                   CAD    1,070,000        36,115,121
-------------------------------------------------------------------------------
                                                                    220,571,930
OIL -- CRUDE PRODUCERS -- 26.6%
Clear Energy, Inc. 1,6                       CAD    3,736,000        14,793,925
Compton Petroleum Corp. 1                    CAD    4,248,600        38,677,245
Denbury Resources, Inc. 1                             321,340        12,779,692
EnCana Corp.                                 CAD    1,148,000        45,299,510
EOG Resources, Inc.                                   116,000         6,588,800
Forest Oil Corp. 1                                    551,100        23,146,200
Hawker Resources, Inc. 1                     CAD    1,526,700         6,107,797
Penn West Energy Trust Units                 CAD    1,206,600        28,549,370
Precision Drilling Corp. 1                            235,700         9,305,436
Progress Energy Trust                        CAD    1,789,000        19,032,226
Talisman Energy, Inc.                        CAD    1,185,000        44,408,475
Western Oil Sands, Inc., Class A 1           CAD    2,313,000        44,926,739
-------------------------------------------------------------------------------
                                                                    293,615,415
OIL -- INTEGRATED DOMESTIC -- 1.9%
Petroleo Brasileiro S.A., ADR 3                       411,200        21,435,856
-------------------------------------------------------------------------------
                                                                     21,435,856
OIL -- INTEGRATED INTERNATIONAL -- 6.4%
Paramount Resources Ltd.,
  Class A 1                                  CAD    2,434,100        35,732,461
Trilogy Energy Trust                         CAD    2,343,400        34,267,059
-------------------------------------------------------------------------------
                                                                     69,999,520
PAPER -- 0.7%
Fraser Papers, Inc. 1                        CAD      760,900         7,243,708
-------------------------------------------------------------------------------
                                                                      7,243,708
STEEL -- 0.1%
Steel Dynamics, Inc.                                   50,600         1,328,250
-------------------------------------------------------------------------------
                                                                      1,328,250
UTILITIES -- ELECTRICAL -- 2.0%
PPL Corp.                                             379,700        22,546,586
-------------------------------------------------------------------------------
                                                                     22,546,586
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $813,204,257)                             966,496,636
-------------------------------------------------------------------------------

                                                                          Value
-------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        39,241
-------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $35,444)                                   39,241
-------------------------------------------------------------------------------


See notes to Schedule of Investments on page 95.
The accompanying notes are an integral part of these financial statements.


90 | Call 1-800-766-FUND

June 30, 2005(unaudited)                                                  Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 11.9%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares 8                               $   55,447,207
BlackRock Liquidity Funds TempFund
  Portfolio-Institutional Shares 8                                   55,417,207
PNC Bank Money Market Account 9                                      20,630,144
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $131,494,558)                    131,494,558
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.7% (Cost $944,734,259)                    1,098,030,435
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.3%                                             3,230,083
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,101,260,518
-------------------------------------------------------------------------------

                                See notes to Schedule of Investments on page 95.
      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 91

SCHEDULE OF INVESTMENTS - RS PARTNERS FUND

June 30, 2005(unaudited) Foreign Currency 2            Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 91.0%
ADVERTISING AGENCIES -- 2.5%
ADVO, Inc.                                          1,455,920    $   46,371,052
-------------------------------------------------------------------------------
                                                                     46,371,052
AUTO PARTS -- AFTER MARKET -- 1.8%
Commercial Vehicle Group, Inc. 1,6                  1,934,600        34,339,150
-------------------------------------------------------------------------------
                                                                     34,339,150
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 0.8%
Angiotech Pharmaceuticals, Inc. 1                   1,144,462        15,862,243
-------------------------------------------------------------------------------
                                                                     15,862,243
CABLE TELEVISION SERVICES -- 3.2%
Liberty Global, Inc., Class A 1                     1,291,775        60,287,139
-------------------------------------------------------------------------------
                                                                     60,287,139
CASINOS & GAMBLING -- 3.0%
Magna Entertainment Corp., Class A 1                  404,700         2,282,508
Scientific Games Corp., Class A 1                   1,970,000        53,052,100
-------------------------------------------------------------------------------
                                                                     55,334,608
COAL -- 3.3%
Fording Canadian Coal Trust                  CAD      190,000        17,402,188
Peabody Energy Corp.                                  841,000        43,765,640
-------------------------------------------------------------------------------
                                                                     61,167,828
COMMUNICATIONS TECHNOLOGY -- 0.1%
Foundry Networks, Inc. 1                              247,200         2,133,336
-------------------------------------------------------------------------------
                                                                      2,133,336
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 3.8%
Novell, Inc. 1                                      8,895,247        55,150,531
SSA Global Technologies, Inc. 1                     1,358,050        16,296,600
-------------------------------------------------------------------------------
                                                                     71,447,131
CONSUMER PRODUCTS -- 2.0%
American Greetings Corp., Class A                   1,421,480        37,669,220
-------------------------------------------------------------------------------
                                                                     37,669,220
EDUCATION SERVICES -- 1.1%
ITT Educational Services, Inc. 1                      388,750        20,767,025
-------------------------------------------------------------------------------
                                                                     20,767,025
ELECTRONICS -- MEDICAL SYSTEMS -- 0.2%
eResearch Technology, Inc. 1                          290,620         3,891,402
-------------------------------------------------------------------------------
                                                                      3,891,402
ENGINEERING & CONTRACTING SERVICES -- 1.1%
Nalco Holding Co. 1                                 1,068,650        20,977,599
-------------------------------------------------------------------------------
                                                                     20,977,599
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2.4%
John H. Harland Co.                                 1,184,190        44,999,220
-------------------------------------------------------------------------------
                                                                     44,999,220
FINANCIAL INFORMATION SERVICES -- 0.4%
S1 Corp. 1                                          1,553,377         7,316,406
-------------------------------------------------------------------------------
                                                                      7,316,406
FOREST PRODUCTS -- 0.2%
West Fraser Timber Co. Ltd.                  CAD      102,600         3,958,075
-------------------------------------------------------------------------------
                                                                      3,958,075

June 30, 2005(unaudited) Foreign Currency 2            Shares             Value
-------------------------------------------------------------------------------
GOLD -- 3.3%
Goldcorp, Inc.                               CAD    3,935,900    $   62,631,198
-------------------------------------------------------------------------------
                                                                     62,631,198
HEALTH CARE FACILITIES -- 2.6%
Kindred Healthcare, Inc. 1                          1,232,900        48,835,169
-------------------------------------------------------------------------------
                                                                     48,835,169
HEALTH CARE MANAGEMENT SERVICES -- 3.5%
AMERIGROUP Corp. 1                                    929,000        37,345,800
Centene Corp. 1                                       844,000        28,341,520
-------------------------------------------------------------------------------
                                                                     65,687,320
HEALTH CARE SERVICES -- 1.6%
Apria Healthcare Group, Inc. 1                        888,730        30,785,607
-------------------------------------------------------------------------------
                                                                     30,785,607
HOMEBUILDING -- 2.5%
Desarrolladora Homex S.A. de C.V.,
   ADR 1,3                                          1,702,900        46,693,518
-------------------------------------------------------------------------------
                                                                     46,693,518
HOUSEHOLD FURNISHINGS -- 1.4%
Select Comfort Corp. 1                              1,186,550        25,427,766
-------------------------------------------------------------------------------
                                                                     25,427,766
INSURANCE -- LIFE -- 0.6%
Scottish Re Group Ltd.                                427,650        10,366,236
-------------------------------------------------------------------------------
                                                                     10,366,236
INSURANCE -- PROPERTY & CASUALTY-- 1.6%
Endurance Specialty Holdings Ltd.                     790,200        29,885,364
-------------------------------------------------------------------------------
                                                                     29,885,364
MEDICAL SERVICES -- 2.7%
Magellan Health Services, Inc. 1                    1,414,700        49,953,057
-------------------------------------------------------------------------------
                                                                     49,953,057
METALS & MINERALS -- MISCELLANEOUS -- 2.9%
LionOre Mining International Ltd. 1          CAD    4,863,300        24,975,635
Sherritt International Corp.                 CAD    3,818,900        29,028,379
-------------------------------------------------------------------------------
                                                                     54,004,014
MISCELLANEOUS CONSUMER STAPLES -- 3.1%
Coinmach Service Corp.                              1,650,100        22,226,847
Herbalife Ltd. 1                                    1,656,500        35,796,965
-------------------------------------------------------------------------------
                                                                     58,023,812
MULTI-SECTOR COMPANIES -- 1.0%
GenCorp, Inc. 1                                       936,670        18,040,264
-------------------------------------------------------------------------------
                                                                     18,040,264
OIL -- CRUDE PRODUCERS -- 3.0%
Compton Petroleum Corp. 1                    CAD    6,133,500        55,836,484
-------------------------------------------------------------------------------
                                                                     55,836,484
OIL -- INTEGRATED INTERNATIONAL -- 3.7%
Paramount Resources Ltd.,
   Class A 1                                 CAD    2,149,700        31,557,484
Trilogy Energy Trust                         CAD    2,599,000        38,004,645
-------------------------------------------------------------------------------
                                                                     69,562,129
PAPER -- 0.3%
Fraser Papers, Inc. 1                        CAD      589,440         5,611,423
-------------------------------------------------------------------------------
                                                                      5,611,423


See notes to Schedule of Investments on page 95.
The accompanying notes are an integral part of these financial statements.


92 | Call 1-800-766-FUND

June 30, 2005(unaudited)                               Shares             Value
-------------------------------------------------------------------------------
PUBLISHING -- MISCELLANEOUS -- 0.5%
Playboy Enterprises, Inc., Class B 1                  662,840        $8,577,150
-------------------------------------------------------------------------------
                                                                      8,577,150
REAL ESTATE -- 2.4%
MI Developments, Inc., Class A                      1,403,800        44,289,890
-------------------------------------------------------------------------------
                                                                     44,289,890
REAL ESTATE INVESTMENT TRUSTS -- 5.1%
BioMed Realty Trust, Inc.                           1,256,400        29,965,140
Deerfield Triarc Capital Corp. 1                    1,202,390        18,865,499
Digital Realty Trust, Inc.                          1,565,000        27,199,700
KKR Financial Corp. 1                                 744,360        18,609,000
-------------------------------------------------------------------------------
                                                                     94,639,339
RESTAURANTS -- 4.8%
Triarc Cos., Inc., Class B 6                        6,000,000        89,160,000
-------------------------------------------------------------------------------
                                                                     89,160,000
RETAIL -- 5.1%
Blockbuster, Inc., Class A                          1,508,100        13,753,872
Blockbuster, Inc., Class B                          3,901,300        33,473,154
Dollar Tree Stores, Inc. 1                          1,470,357        35,288,568
The Gymboree Corp. 1                                  916,660        12,521,576
-------------------------------------------------------------------------------
                                                                     95,037,170
SERVICES -- COMMERCIAL -- 7.3%
Corrections Corp. of America 1                      1,366,300        53,627,275
Gevity HR, Inc. 6                                   2,449,800        49,069,494
Hudson Highland Group, Inc. 1                         601,700         9,380,503
Regis Corp.                                           615,968        24,072,029
-------------------------------------------------------------------------------
                                                                    136,149,301
SHIPPING -- 2.0%
Alexander & Baldwin, Inc.                             819,858        38,000,418
-------------------------------------------------------------------------------
                                                                     38,000,418
STEEL -- 0.2%
Steel Dynamics, Inc.                                  133,400         3,501,750
-------------------------------------------------------------------------------
                                                                      3,501,750
TEXTILE -- APPAREL MANUFACTURERS -- 1.6%
Carter's, Inc. 1                                      498,620        29,109,436
-------------------------------------------------------------------------------
                                                                     29,109,436
UTILITIES -- TELECOMMUNICATIONS -- 2.3%
General Communications, Inc. 1                        447,594         4,417,753
PanAmSat Holding Corp.                              1,903,300        39,036,683
                                                                     43,454,436
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,333,339,171)                         1,699,783,685

                                                                          Value
-------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                       143,978
-------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $127,571)                                 143,978

June 30, 2005(unaudited)                                                  Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 11.0%
BlackRock Liquidity Funds TempCash
   Portfolio-Institutional Shares 8                              $   95,002,383
BlackRock Liquidity Funds TempFund
   Portfolio-Institutional Shares 8                                  94,877,383
PNC Bank Money Market Account 9                                      15,067,308
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $204,947,074)                    204,947,074
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 102.0% (Cost $1,538,413,816)                 1,904,874,737
-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (2.0)%                                    (36,638,001)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,868,236,736

                                See notes to Schedule of Investments on page 95.
The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 93

SCHEDULE OF INVESTMENTS - RS VALUE FUND

June 30, 2005 (unaudited) Foreign Currency 2           Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 84.9%

ADVERTISING AGENCIES -- 2.9%
ADVO, Inc.                                            361,480    $   11,513,138
The Interpublic Group of
   Companies, Inc. 1                                1,662,890        20,254,000
-------------------------------------------------------------------------------
                                                                     31,767,138
ALUMINUM -- 1.4%
Alcan, Inc.                                           502,800        15,084,000
-------------------------------------------------------------------------------
                                                                     15,084,000
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 0.8%
Angiotech Pharmaceuticals, Inc. 1                     621,000         8,607,060
-------------------------------------------------------------------------------
                                                                      8,607,060
CABLE TELEVISION SERVICES -- 5.5%
Liberty Global, Inc., Class A 1                       951,261        44,395,351
Liberty Media Corp., Class A 1                      1,710,000        17,424,900
-------------------------------------------------------------------------------
                                                                     61,820,251
CASINOS & GAMBLING -- 1.4%
Scientific Games Corp., Class A 1                     564,580        15,204,139
-------------------------------------------------------------------------------
                                                                     15,204,139
COAL -- 2.1%
Peabody Energy Corp.                                  445,680        23,193,187
-------------------------------------------------------------------------------
                                                                     23,193,187
COMMUNICATIONS TECHNOLOGY -- 2.8%
Rogers Communications, Inc.,
   Class B                                   CAD      298,700         9,803,837
Scientific-Atlanta, Inc.                              643,000        21,392,610
-------------------------------------------------------------------------------
                                                                     31,196,447
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 4.5%
Acxiom Corp.                                          820,440        17,130,787
Novell, Inc. 1                                      5,295,740        32,833,588
-------------------------------------------------------------------------------
                                                                     49,964,375
CONSUMER PRODUCTS -- 1.9%
American Greetings Corp., Class A                     788,390        20,892,335
-------------------------------------------------------------------------------
                                                                     20,892,335
DRUGS & PHARMACEUTICALS -- 0.8%
Barr Pharmaceuticals, Inc. 1                          193,200         9,416,568
-------------------------------------------------------------------------------
                                                                      9,416,568
EDUCATION SERVICES -- 2.1%
ITT Educational Services, Inc. 1                      447,300        23,894,766
-------------------------------------------------------------------------------
                                                                     23,894,766
ENGINEERING & CONTRACTING SERVICES -- 0.6%
Nalco Holding Co. 1                                   359,850         7,063,855
-------------------------------------------------------------------------------
                                                                      7,063,855
FINANCIAL -- MISCELLANEOUS -- 1.6%
Corporacion GEO S.A. de C.V.,
   Series B 1                                MXP    6,968,000        17,574,480
-------------------------------------------------------------------------------
                                                                     17,574,480
GOLD -- 2.2%
Goldcorp, Inc.                               CAD    1,528,800        24,327,492
-------------------------------------------------------------------------------
                                                                     24,327,492

June 30, 2005 (unaudited) Foreign Currency  2          Shares             Value
-------------------------------------------------------------------------------
HEALTH CARE FACILITIES -- 1.8%
Kindred Healthcare, Inc. 1                            508,800    $   20,153,568
-------------------------------------------------------------------------------
                                                                     20,153,568
HEALTH CARE MANAGEMENT SERVICES -- 2.9%
PacifiCare Health Systems, Inc. 1                     458,330        32,747,678
-------------------------------------------------------------------------------
                                                                     32,747,678
HEALTH CARE SERVICES -- 1.5%
Apria Healthcare Group, Inc. 1                        479,810        16,620,618
-------------------------------------------------------------------------------
                                                                     16,620,618
INSURANCE -- MULTI-LINE -- 1.3%
Assurant, Inc.                                        413,800        14,938,180
-------------------------------------------------------------------------------
                                                                     14,938,180
INSURANCE -- PROPERTY & CASUALTY -- 2.3%
Endurance Specialty Holdings Ltd.                     365,600        13,826,992
The PMI Group, Inc.                                   296,300        11,549,774
-------------------------------------------------------------------------------
                                                                     25,376,766
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 1.2%
Boston Scientific Corp. 1                             475,920        12,849,840
-------------------------------------------------------------------------------
                                                                     12,849,840
MEDICAL SERVICES -- 2.4%
Magellan Health Services, Inc. 1                      763,070        26,944,002
-------------------------------------------------------------------------------
                                                                     26,944,002
METALS & MINERALS -- MISCELLANEOUS -- 6.4%
Falconbridge Ltd.                            CAD       46,100         1,404,304
Inco Ltd.                                             410,000        15,477,500
Ivanhoe Nickel & Platinum Ltd. 1,4,5                  698,422         5,587,376
Noranda, Inc.                                CAD    1,723,900        29,585,547
Teck Cominco Ltd., Class B                   CAD      554,200        18,705,607
-------------------------------------------------------------------------------
                                                                     70,760,334
MISCELLANEOUS CONSUMER STAPLES -- 1.1%
Herbalife Ltd. 1                                      565,400        12,218,294
-------------------------------------------------------------------------------
                                                                     12,218,294
MULTI-SECTOR COMPANIES -- 1.3%
Brascan Corp., Class A                       CAD      389,700        14,890,562
-------------------------------------------------------------------------------
                                                                     14,890,562
OIL -- CRUDE PRODUCERS -- 7.1%
Penn West Energy Trust Units                 CAD      797,100        18,860,188
Talisman Energy, Inc.                        CAD      929,000        34,814,745
Western Oil Sands, Inc., Class A 1           CAD    1,311,000        25,464,313
-------------------------------------------------------------------------------
                                                                     79,139,246
REAL ESTATE -- 3.3%
MI Developments, Inc., Class A                        404,160        12,751,248
The St. Joe Co.                                       296,000        24,135,840
-------------------------------------------------------------------------------
                                                                     36,887,088
RESTAURANTS -- 1.9%
Yum! Brands, Inc.                                     413,770        21,549,142
-------------------------------------------------------------------------------
                                                                     21,549,142
RETAIL -- 6.9%
Blockbuster, Inc., Class A                          1,440,000        13,132,800
Blockbuster, Inc., Class B                            746,900         6,408,402


See notes to Schedule of Investments on page 95.
The accompanying notes are an integral part of these financial statements.


94 | Call 1-800-766-FUND

June 30, 2005 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
RETAIL (continued)
Dollar General Corp.                                  606,000    $   12,338,160
Dollar Tree Stores, Inc. 1                            851,820        20,443,680
Family Dollar Stores, Inc.                            409,000        10,674,900
Federated Department Stores, Inc.                     186,800        13,688,704
-------------------------------------------------------------------------------
                                                                     76,686,646
SERVICES -- COMMERCIAL -- 4.7%
Corrections Corp. of America 1                        756,900        29,708,325
Regis Corp.                                           585,000        22,861,800
-------------------------------------------------------------------------------
                                                                     52,570,125
SHIPPING -- 1.9%
Alexander & Baldwin, Inc.                             468,117        21,697,223
-------------------------------------------------------------------------------
                                                                     21,697,223
UTILITIES -- CABLE TV & RADIO -- 2.4%
Cablevision Systems New York Group,
   Class A 1                                          305,000         9,821,000
Comcast Corp., Class A 1                              535,000        16,424,500
-------------------------------------------------------------------------------
                                                                     26,245,500
UTILITIES -- ELECTRICAL -- 2.0%
PPL Corp.                                             372,920        22,143,990
-------------------------------------------------------------------------------
                                                                     22,143,990
UTILITIES -- TELECOMMUNICATIONS -- 1.9%
PanAmSat Holding Corp.                              1,039,400        21,318,094
-------------------------------------------------------------------------------
                                                                     21,318,094
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $804,323,534)                             945,742,989

                                                                          Value
-------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        51,474
-------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $45,040)                                   51,474

June 30, 2005 (unaudited)                                                 Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.8%
BlackRock Liquidity Funds TempCash
   Portfolio-Institutional Shares 8                              $   56,121,888
BlackRock Liquidity Funds TempFund
   Portfolio-Institutional Shares 8                                  56,076,888
PNC Bank Money Market Account 9                                      52,222,589
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $164,421,365)                    164,421,365
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.7% (Cost $968,789,939)                    1,110,215,828
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.3%                                             3,165,761
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,113,381,589

1  Non income-producing security.

2 Foreign-denominated security: CAD -- Canadian Dollar, GBP -- British Pound, HKD -- Hong Kong Dollar, MXP -- Mexican Peso.

3  ADR -- American Depository Receipt.

4  Fair value security. See 1a in Notes to Financial Statements.

5  Restricted security. See 5c in Notes to Financial Statements.

6  Affiliated issuer. See 3d in Notes to Financial Statements.

7 Investments in designated RS Mutual Funds under a deferred compensation plan adopted May 6, 2002 for disinterested Trustees. See 3b in Notes to Financial Statements.

8  Money Market Fund registered under the Investment Company Act of 1940.

9 Money market deposit account insured by the Federal Deposit Insurance Corporation up to $100,000.

                                See notes to Schedule of Investments on page 95.
      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 95

FINANCIAL INFORMATION

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2005 (unaudited)
All numbers in thousands except for Pricing of Shares section

                                                                                  RS                RS
                                                                         DIVERSIFIED          EMERGING               RS
                                                                              GROWTH            GROWTH           GROWTH
ASSETS
Investments, at value                                                $       686,497   $     1,062,251   $      203,191
Receivable for investments sold                                               28,239            14,449            2,892
Receivable for fund shares subscribed                                          1,036               416               10
Dividends/interest receivable                                                     81               142              229
Prepaid expenses                                                                  62                90               17
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                 715,915         1,077,348          206,339
-----------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                             17,596             8,651            5,971
Payable for fund shares redeemed                                               5,155            19,159              132
Payable to adviser                                                               580               831              132
Payable to distributor                                                           147               219               41
Deferred trustees' compensation                                                  166               319               44
Accrued expenses/other liabilities                                               727               924              150
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             24,371            30,103            6,470
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     $       691,544   $     1,047,245   $      199,869
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                                              861,627         2,440,946          153,434
Accumulated undistributed net investment income/(loss)                        (5,237)           (7,838)            (289)
Accumulated net realized gain/(loss) from investments
   and foreign currency transactions                                        (248,521)       (1,591,099)          22,623
Net unrealized appreciation/(depreciation) on investments
   and translation of assets and liabilities in foreign currencies            83,675           205,236           24,101
-----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     $       691,544   $     1,047,245   $      199,869
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                                 $       602,821   $       857,016   $      179,090
-----------------------------------------------------------------------------------------------------------------------

PRICING OF SHARES
Net Asset Value, offering, and redemption price per share            $         21.36   $         30.78   $        16.73
Net Assets                                                           $   691,543,602   $ 1,047,244,776   $  199,868,822
Shares of beneficial interest outstanding with no par value               32,380,301        34,024,188       11,943,941


                                                                                 THE                                 RS
                                                                         INFORMATION       RS INTERNET           MIDCAP
                                                                          AGE FUND(R)       AGE FUND(R)   OPPORTUNITIES
ASSETS
Investments, at value                                                $        92,481   $        78,500   $      198,008
Receivable for investments sold                                                  207               224            9,205
Receivable for fund shares subscribed                                             86                50              232
Dividends/interest receivable                                                      5                 7               52
Prepaid expenses                                                                   8                 6               14
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  92,787            78,787          207,511
-----------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                                748             1,859            9,564
Payable for fund shares redeemed                                                 101                57               39
Payable to adviser                                                                76                64              130
Payable to distributor                                                            19                16               41
Deferred trustees' compensation                                                   27                17               27
Accrued expenses/other liabilities                                               132               121              185
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                              1,103             2,134            9,986
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     $        91,684   $        76,653   $      197,525
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                                               82,616           196,625          203,006
Accumulated undistributed net investment income/(loss)                          (820)             (701)            (875)
Accumulated net realized gain/(loss) from investments
   and foreign currency transactions                                          (9,261)         (136,802)         (31,631)
Net unrealized appreciation/(depreciation) on investments
   and translation of assets and liabilities in foreign currencies            19,149            17,531           27,025
-----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     $        91,684   $        76,653   $      197,525
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                                 $        73,333   $        60,969   $      170,982
-----------------------------------------------------------------------------------------------------------------------

PRICING OF SHARES
Net Asset Value, offering, and redemption price per share            $         14.99   $          6.73   $        12.11
Net Assets                                                           $    91,683,747   $    76,653,415   $  197,525,366
Shares of beneficial interest outstanding with no par value                6,115,489        11,397,849       16,312,259


                                                                                  RS                RS
                                                                             SMALLER            GLOBAL
                                                                             COMPANY           NATURAL               RS
                                                                              GROWTH         RESOURCES         PARTNERS
ASSETS
Investments, at value                                                $       213,081   $     1,098,030   $    1,904,875
Receivable for investments sold                                                3,973             2,591           23,621
Receivable for fund shares subscribed                                          1,233             3,970            1,459
Dividends/interest receivable                                                     41             2,428            2,316
Prepaid expenses                                                                  14                53              135
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                 218,342         1,107,072        1,932,406
-----------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                              3,059             2,888           59,763
Payable for fund shares redeemed                                                  57             1,233            1,341
Payable to adviser                                                               168               617            1,313
Payable to distributor                                                            43               220              376
Deferred trustees' compensation                                                   32                39              144
Accrued expenses/other liabilities                                               169               814            1,232
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                              3,528             5,811           64,169
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     $       214,814   $     1,101,261   $    1,868,237
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                                              156,729           922,405        1,304,813
Accumulated undistributed net investment income/(loss)                        (1,298)           (1,522)          (2,769)
Accumulated net realized gain/(loss) from investments
   and foreign currency transactions                                          20,020            27,061          199,729
Net unrealized appreciation/(depreciation) on investments
   and translation of assets and liabilities in foreign currencies            39,363           153,317          366,464
-----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     $       214,814   $     1,101,261   $    1,868,237
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                                 $       173,718   $       944,734   $    1,538,414
-----------------------------------------------------------------------------------------------------------------------

PRICING OF SHARES
Net Asset Value, offering, and redemption price per share            $         22.37   $         27.28   $        36.16
Net Assets                                                           $   214,814,086   $ 1,101,260,518   $1,868,236,736
Shares of beneficial interest outstanding with no par value                9,604,565        40,369,221       51,668,077

                                                                                   RS
                                                                                Value
ASSETS
Investments, at value                                                $     1,110,216
Receivable for investments sold                                                1,420
Receivable for fund shares subscribed                                          6,349
Dividends/interest receivable                                                  1,445
Prepaid expenses                                                                  52
-------------------------------------------------------------------------------------
TOTAL ASSETS                                                               1,119,482
-------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                              4,072
Payable for fund shares redeemed                                                 367
Payable to adviser                                                               741
Payable to distributor                                                           218
Deferred trustees' compensation                                                   51
Accrued expenses/other liabilities                                               651
-------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                              6,100
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     $     1,113,382
-------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                                            1,026,202
Accumulated undistributed net investment income/(loss)                        (4,450)
Accumulated net realized gain/(loss) from investments
   and foreign currency transactions                                         (49,803)
Net unrealized appreciation/(depreciation) on investments
   and translation of assets and liabilities in foreign currencies           141,433
-------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     $     1,113,382
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                                 $       968,790
-------------------------------------------------------------------------------------

PRICING OF SHARES
Net Asset Value, offering, and redemption price per share            $         23.10
Net Assets                                                           $ 1,113,381,589
Shares of beneficial interest outstanding with no par value               48,199,439

The accompanying notes are an integral part of these financial statements.


96 | Call 1- 800-766-FUND                             www.RSinvestments.com | 97

FINANCIAL INFORMATION

STATEMENT OF OPERATIONS
For the Period Ended June 30, 2005 (unaudited)
All numbers in thousands

                                                                                          RS          RS
                                                                                 DIVERSIFIED     EMERGING           RS
                                                                                      GROWTH       GROWTH       GROWTH
INVESTMENT INCOME
Interest                                                                         $       281   $      784   $       80
Dividends                                                                              1,082          554        1,057
Dividends--affiliated issuers 1                                                           --           --           --
Other                                                                                     --           --           --
Withholding taxes on foreign dividends                                                    (1)          (2)         (11)
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                          $     1,362   $    1,336   $    1,126
------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                               3,919        5,441          811
Distribution fees                                                                        980        1,432          253
Transfer agent fees                                                                    1,013        1,273          156
Custodian fees                                                                            70           66           17
Accounting/administrative service fees                                                   279          406           75
Shareholder reports                                                                      210          351           51
Professional fees                                                                         65           89           20
Registration fees                                                                         38           35           19
Interest expense                                                                           2           --           --
Trustees' fees and expenses                                                               17           25            5
Other expense                                                                             47           59            9

TOTAL EXPENSES                                                                   $     6,640   $    9,177   $    1,416
------------------------------------------------------------------------------------------------------------------------
Less: Expense waiver by adviser                                                          (41)          (3)          (1)

------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                    6,599        9,174        1,415
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                                          (5,237)      (7,838)        (289)
------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN/(LOSS) AND CHANGE IN UNREALIZED
 APPRECIATION/(DEPRECIATION) ON INVESTMENTS
Net realized gain/(loss) from investments and foreign currency transactions           28,230       80,349       15,078
Net change in unrealized appreciation/(depreciation) on investments
 and on translation of assets and liabilities in foreign currencies                  (81,913)    (147,899)     (14,345)
------------------------------------------------------------------------------------------------------------------------
NET GAIN/(LOSS) ON INVESTMENTS                                                   $   (53,683)  $  (67,550)  $      733
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $   (58,920)  $  (75,388)  $      444
------------------------------------------------------------------------------------------------------------------------

                                                                                         THE            RS              RS
                                                                                 INFORMATION      INTERNET          MIDCAP
                                                                                 AGE FUND(R)   AGE FUND(R)   OPPORTUNITIES
INVESTMENT INCOME
Interest                                                                         $        25   $        31   $          69
Dividends                                                                                  9            --             479
Dividends-affiliated issuers 1                                                            --            --              --
Other                                                                                     --            --              --
Withholding taxes on foreign dividends                                                    (1)           --              --
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                          $        33   $        31   $         548
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                                 495           404             835
Distribution fees                                                                        124           101             246
Transfer agent fees                                                                       91           106             194
Custodian fees                                                                            17            12              22
Accounting/administrative service fees                                                    38            30              73
Shareholder reports                                                                       47            45              47
Professional fees                                                                         10             8              20
Registration fees                                                                         21            19              24
Interest expense                                                                           1             1              --
Trustees' fees and expenses                                                                2             1               4
Other expense                                                                              7             5               7
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                   $       853   $       732   $       1,472
---------------------------------------------------------------------------------------------------------------------------
Less: Expense waiver by adviser                                                           --            --             (49)

---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                      853           732           1,423
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                                            (820)         (701)           (875)
---------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN/(LOSS) AND CHANGE IN UNREALIZED
 APPRECIATION/(DEPRECIATION) ON INVESTMENTS
Net realized gain/(loss) from investments and foreign currency transactions           11,335         8,619           3,798
Net change in unrealized appreciation/(depreciation) on investments
 and on translation of assets and liabilities in foreign currencies                  (20,233)      (15,703)         (4,379)
---------------------------------------------------------------------------------------------------------------------------
NET GAIN/(LOSS) ON INVESTMENTS                                                   $    (8,898)  $    (7,084)  $        (581)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $    (9,718)  $    (7,785)  $      (1,456)
---------------------------------------------------------------------------------------------------------------------------

                                                                                       RS            RS
                                                                                  SMALLER        GLOBAL
                                                                                  COMPANY       NATURAL          RS
                                                                                   GROWTH    RESOURCES     PARTNERS
INVESTMENT INCOME
Interest                                                                         $    158   $     1,556   $   2,312
Dividends                                                                             140         6,678       6,176
Dividends-affiliated issuers 1                                                         --            --       3,152
Other                                                                                  --            --         117
Withholding taxes on foreign dividends                                                 --          (837)       (386)
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                          $    298   $     7,397   $  11,371
---------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                              992         4,492       9,426
Distribution fees                                                                     248         1,123       2,357
Transfer agent fees                                                                   134           964       1,485
Custodian fees                                                                         28           155         151
Accounting/administrative service fees                                                 74           319         614
Shareholder reports                                                                    76           190         420
Professional fees                                                                      19            67         163
Registration fees                                                                      24            95          61
Interest expense                                                                       --            --          --
Trustees' fees and expenses                                                             4            18          39
Other expense                                                                           8            21          59
---------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                   $  1,607   $     7,444   $  14,775
---------------------------------------------------------------------------------------------------------------------
Less: Expense waiver by adviser                                                       (11)         (751)       (730)

---------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                 1,596         6,693      14,045
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                                       (1,298)          704      (2,674)
---------------------------------------------------------------------------------------------------------------------

REALIZED GAIN/(LOSS) AND CHANGE IN UNREALIZED
 APPRECIATION/(DEPRECIATION) ON INVESTMENTS
Net realized gain/(loss) from investments and foreign currency transactions         7,704        18,810     101,827
Net change in unrealized appreciation/(depreciation) on investments
 and on translation of assets and liabilities in foreign currencies                (8,194)       58,129     (34,346)
---------------------------------------------------------------------------------------------------------------------
NET GAIN/(LOSS) ON INVESTMENTS                                                   $   (490)  $    76,939   $  67,481
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (1,788)  $    77,643   $  64,807
---------------------------------------------------------------------------------------------------------------------

                                                                                       RS
                                                                                    VALUE
INVESTMENT INCOME
Interest                                                                         $  1,706
Dividends                                                                           2,898
Dividends-affiliated issuers 1                                                         --
Other                                                                                  --
Withholding taxes on foreign dividends                                               (174)
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                          $  4,430
-------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                            3,673
Distribution fees                                                                   1,080
Transfer agent fees                                                                   755
Custodian fees                                                                         90
Accounting/administrative service fees                                                306
Shareholder reports                                                                   169
Professional fees                                                                      66
Registration fees                                                                     101
Interest expense                                                                       --
Trustees' fees and expenses                                                            17
Other expense                                                                          24
-------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                   $  6,281
-------------------------------------------------------------------------------------------
Less: Expense waiver by adviser                                                        (2)

-------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                 6,279
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                                       (1,849)
-------------------------------------------------------------------------------------------

REALIZED GAIN/(LOSS) AND CHANGE IN UNREALIZED
 APPRECIATION/(DEPRECIATION) ON INVESTMENTS
Net realized gain/(loss) from investments and foreign currency transactions         3,832
Net change in unrealized appreciation/(depreciation) on investments
 and on translation of assets and liabilities in foreign currencies                50,559
-------------------------------------------------------------------------------------------
NET GAIN/(LOSS) ON INVESTMENTS                                                   $ 54,391
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 52,542
-------------------------------------------------------------------------------------------

 1 See 3d in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.


98 | Call 1-800-766-FUND                              www.RSinvestments.com | 99

FINANCIAL INFORMATION

STATEMENT OF CHANGES IN NET ASSETS
All numbers in thousands, six-month-ended numbers are unaudited

                                                                                      RS DIVERSIFIED GROWTH
                                                                                 --------------------------------
                                                                                   For the Six           For the
                                                                                  Months Ended        Year Ended
                                                                                 June 30, 2005     Dec. 31, 2004
OPERATIONS
Net investment income/(loss)                                                     $      (5,237)    $     (12,177)
Net realized gain/(loss) from investments and foreign currency transactions             28,230               274
Net change in unrealized appreciation/(depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                  (81,913)           11,843
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                           (58,920)              (60)
-----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                       --                --
Realized gain on investments                                                                --                --
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                         --                --
-----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                           94,352           417,648
Reinvestment of distributions                                                               --                --
Cost of shares redeemed                                                               (297,699)         (553,375)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                          (203,347)         (135,727)
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                 (262,267)         (135,787)
-----------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                                    953,811         1,089,598
End of Period                                                                   $      691,544     $     953,811

-----------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
   INCLUDED IN NET ASSETS                                                       $       (5,237)    $          --
-----------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                                     4,486            19,123
Reinvested                                                                                  --                --
Redeemed                                                                               (14,136)          (25,821)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                 (9,650)           (6,698)
-----------------------------------------------------------------------------------------------------------------

                                                                                        RS EMERGING GROWTH
                                                                                 --------------------------------
                                                                                   For the Six           For the
                                                                                  Months Ended        Year Ended
                                                                                 June 30, 2005     Dec. 31, 2004
OPERATIONS
Net investment income/(loss)                                                     $      (7,838)    $     (21,663)
Net realized gain/(loss) from investments and foreign currency transactions             80,349           210,520
Net change in unrealized appreciation/(depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                 (147,899)            3,584
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                           (75,388)          192,441
-----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                       --                --
Realized gain on investments                                                                --                --
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                         --                --
-----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                           63,835           265,078
Reinvestment of distributions                                                               --                --
Cost of shares redeemed                                                               (340,980)         (671,040)
-----------------------------------------------------------------------------------------------------------------

NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                          (277,145)         (405,962)

-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                 (352,533)         (213,521)
-----------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                                  1,399,778         1,613,299
End of Period                                                                   $    1,047,245     $   1,399,778

-----------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
   INCLUDED IN NET ASSETS                                                       $       (7,838)    $          --
-----------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                                     2,136             9,180
Reinvested                                                                                  --                --
Redeemed                                                                               (11,368)          (23,337)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                 (9,232)          (14,157)
-----------------------------------------------------------------------------------------------------------------

                                                                                           RS   GROWTH
                                                                                 --------------------------------
                                                                                   For the Six           For the
                                                                                  Months Ended        Year Ended
                                                                                 June 30, 2005     Dec. 31, 2004
OPERATIONS
Net investment income/(loss)                                                     $        (289)    $      (1,196)
Net realized gain/(loss) from investments and foreign currency transactions             15,078            27,330
Net change in unrealized appreciation/(depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                  (14,345)           (1,757)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                               444            24,377
-----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                       --                --
Realized gain on investments                                                                --           (30,348)
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                         --           (30,348)
-----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                            4,706            14,865
Reinvestment of distributions                                                               --            29,600
Cost of shares redeemed                                                                (22,786)          (44,715)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                           (18,080)             (250)
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                  (17,636)           (6,221)
-----------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                                    217,505           223,726
End of Period                                                                    $     199,869     $     217,505

-----------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
   INCLUDED IN NET ASSETS                                                        $        (289)    $          --
-----------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                                       286               846
Reinvested                                                                                  --             1,836
Redeemed                                                                                (1,394)           (2,550)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                 (1,108)              132
-----------------------------------------------------------------------------------------------------------------

                                                                                    THE INFORMATION AGE FUND(R)
                                                                                 --------------------------------
                                                                                   For the Six           For the
                                                                                  Months Ended        Year Ended
                                                                                 June 30, 2005     Dec. 31, 2004
OPERATIONS
Net investment income/(loss)                                                     $        (820)    $      (2,500)
Net realized gain/(loss) from investments and foreign currency transactions             11,335            16,610
Net change in unrealized appreciation/(depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                  (20,233)          (11,983)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                            (9,718)            2,127
-----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                       --                --
Realized gain on investments                                                                --                --
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                         --                --
-----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                            5,843            88,821
Reinvestment of distributions                                                               --                --
Cost of shares redeemed                                                                (36,892)         (200,453)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                           (31,049)         (111,632)
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                  (40,767)         (109,505)
-----------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                                    132,451           241,956
End of Period                                                                    $      91,684     $     132,451

-----------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
   INCLUDED IN NET ASSETS                                                        $        (820)    $          --
-----------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                                       405             5,730
Reinvested                                                                                  --                --
Redeemed                                                                                (2,558)          (13,666)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                 (2,153)           (7,936)
-----------------------------------------------------------------------------------------------------------------

                                                                                     RS INTERNET AGE FUND(R)
                                                                                 --------------------------------
                                                                                   For the Six           For the
                                                                                  Months Ended        Year Ended
                                                                                 June 30, 2005     Dec. 31, 2004
OPERATIONS
Net investment income/(loss)                                                     $        (701)    $      (1,917)
Net realized gain/(loss) from investments and foreign currency transactions              8,619             3,717
Net change in unrealized appreciation/(depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                  (15,703)            3,534

-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                            (7,785)            5,334
-----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                       --                --
Realized gain on investments                                                                --                --
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                         --                --
-----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                            4,499            55,224
Reinvestment of distributions                                                               --                --
Cost of shares redeemed                                                                (26,428)          (80,159)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                           (21,929)          (24,935)
-----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                  (29,714)          (19,601)
-----------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                                    106,367           125,968
End of Period                                                                    $      76,653     $     106,367

-----------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
   INCLUDED IN NET ASSETS                                                        $        (701)    $          --
-----------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                                       693             8,048
Reinvested                                                                                  --                --
Redeemed                                                                                (4,079)          (12,419)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                 (3,386)           (4,371)
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


100 | Call 1-800-766-FUND                            www.RSinvestments.com | 101

FINANCIAL INFORMATION

All numbers in thousands, six-month-ended numbers are unaudited

                                                          RS MIDCAP OPPORTUNITIES
                                                        ----------------------------
                                                         For the Six         For the
                                                        Months Ended      Year Ended
                                                       June 30, 2005   Dec. 31, 2004
OPERATIONS
Net investment income/(loss)                           $        (875)  $      (1,371)
Net realized gain/(loss) from investments and
   foreign currency transactions                               3,798          14,091
Net change in unrealized appreciation/(depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                          (4,379)          5,475
-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  (1,456)         18,195
-------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                             --              --
Realized gain on investments                                      --              --
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                               --              --
-------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                 12,619         101,445
Reinvestment of distributions                                     --              --
Cost of shares redeemed                                      (22,192)        (52,233)
-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                  (9,573)         49,212
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                        (11,029)         67,407
-------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                          208,554         141,147
End of Period                                          $     197,525   $     208,554

-------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
   INCLUDED IN NET ASSETS                              $        (875)  $          --
-------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                           1,066           8,838
Reinvested                                                        --              --
Redeemed                                                      (1,882)         (4,733)
-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                         (816)          4,105
-------------------------------------------------------------------------------------

                                                         RS SMALLER COMPANY GROWTH
                                                        --------------------------
                                                         For the Six         For the
                                                        Months Ended      Year Ended
                                                       June 30, 2005   Dec. 31, 2004
OPERATIONS
Net investment income/(loss)                           $      (1,298)  $      (2,671)
Net realized gain/(loss) from investments and
   foreign currency transactions                               7,704          27,048
Net change in unrealized appreciation/(depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                          (8,194)          2,119
-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  (1,788)         26,496
-------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                             --              --
Realized gain on investments                                      --         (10,117)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                               --         (10,117)
-------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                 48,568         113,829
Reinvestment of distributions                                     --           9,487
Cost of shares redeemed                                      (45,733)       (126,075)
-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                   2,835          (2,759)
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                          1,047          13,620
-------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                          213,767         200,147
End of Period                                          $     214,814  $      213,767

-------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
   INCLUDED IN NET ASSETS                              $      (1,298)  $          --
-------------------------------------------------------------------------------------
OTHER INFORMATION:
SHARES
Sold                                                           2,290           5,334
Reinvested                                                        --             440
Redeemed                                                      (2,158)         (6,026)
-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                          132            (252)
-------------------------------------------------------------------------------------

                                                        RS GLOBAL NATURAL RESOURCES
                                                        ---------------------------
                                                         For the Six          For the
                                                        Months Ended       Year Ended
                                                       June 30, 2005  Dec. 31, 2004 1
OPERATIONS
Net investment income/(loss)                           $         704   $         (577)
Net realized gain/(loss) from investments and
   foreign currency transactions                              18,810           37,838
Net change in unrealized appreciation/(depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                          58,129           75,587
--------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  77,643          112,848
--------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                             --             (857)
Realized gain on investments                                      --          (24,155)
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                               --          (25,012)
--------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                567,919          547,723
Reinvestment of distributions                                     --           23,330
Cost of shares redeemed                                     (172,813)        (172,853)
--------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                 395,106          398,200
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                        472,749          486,036
--------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                          628,512          142,476
End of Period                                          $   1,101,261   $      628,512

--------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
   INCLUDED IN NET ASSETS                              $      (1,522)  $       (2,226)
--------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                          21,740           25,195
Reinvested                                                        --            1,001
Redeemed                                                      (6,797)          (8,180)
--------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                       14,943           18,016
--------------------------------------------------------------------------------------

                                                                RS PARTNERS
                                                        ----------------------------
                                                         For the Six         For the
                                                        Months Ended      Year Ended
                                                       June 30, 2005   Dec. 31, 2004
OPERATIONS
Net investment income/(loss)                           $      (2,674)  $       (8,469)
Net realized gain/(loss) from investments and
   foreign currency transactions                             101,827          178,143
Net change in unrealized appreciation/(depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                         (34,346)         254,628
-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  64,807          424,302
-------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                             --               --
Realized gain on investments                                      --          (94,627)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                               --          (94,627)
-------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                128,663        1,317,175
Reinvestment of distributions                                     --           89,572
Cost of shares redeemed                                     (369,690)        (544,580)
-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                (241,027)         862,167
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                       (176,220)       1,191,842
-------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                        2,044,457          852,615
End of Period                                          $   1,868,237   $    2,044,457

-------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
   INCLUDED IN NET ASSETS                              $      (2,769)  $          (95)
-------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                           3,764           43,620
Reinvested                                                        --            2,677
Redeemed                                                     (10,897)         (18,277)
-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                       (7,133)          28,020
-------------------------------------------------------------------------------------

                                                                 RS VALUE
                                                        ----------------------------
                                                         For the Six         For the
                                                        Months Ended      Year Ended
                                                       June 30, 2005   Dec. 31, 2004
OPERATIONS
Net investment income/(loss)                           $      (1,849)  $       (2,433)
Net realized gain/(loss) from investments and
   foreign currency transactions                               3,832           57,832
Net change in unrealized appreciation/(depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                          50,559           45,867
-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  52,542          101,266
-------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                             --            (783)
Realized gain on investments                                      --               --
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                               --             (783)
-------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                552,201          416,776
Reinvestment of distributions                                     (6)             764
Cost of shares redeemed                                     (119,941)        (263,228)
-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                 432,254          154,312
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                        484,796          254,795
-------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                          628,586          373,791
End of Period                                          $   1,113,382   $      628,586

-------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
   INCLUDED IN NET ASSETS                              $      (4,450)  $       (2,601)
-------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                          25,111           21,615
Reinvested                                                        --               36
Redeemed                                                      (5,491)         (15,021)
-------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                       19,620            6,630
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


102 | Call 1-800-766-FUND                            www.RSinvestments.com | 103

FINANCIAL INFORMATION

The financial highlights table is intended to help you understand each Fund's financial performance for the six-month period ended June 30, 2005 and the past 5 years (or, if shorter, the period of each Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information for the six-month period ended June 30, 2005 is not audited.

FINANCIAL HIGHLIGHTS
Six-month-ended numbers are unaudited

                             Net Asset                                                Distributions  Distributions
                                Value,            Net     Net Realized                     From Net       From Net
                             Beginning     Investment   and Unrealized        Total      Investment       Realized           Total
                             of Period  Income/(Loss)      Gain/(Loss)   Operations          Income  Capital Gains   Distributions
RS DIVERSIFIED GROWTH
Six Months Ended 6/30/05     $   22.69  $      (0.16)   $       (1.17)   $   (1.33)   $          --  $         --    $         --
Year Ended 12/31/04              22.36         (0.29)            0.62         0.33               --            --              --
Year Ended 12/31/03              14.16         (0.14)            8.34         8.20               --            --              --
Year Ended 12/31/02              23.26         (0.19)           (8.91)       (9.10)              --            --              --
Year Ended 12/31/01              22.83         (0.18)            0.61         0.43               --            --              --
Year Ended 12/31/00              32.99         (0.25)           (8.69)       (8.94)              --         (1.22)          (1.22)

----------------------------------------------------------------------------------------------------------------------------------

RS EMERGING GROWTH
Six Months Ended 6/30/05     $   32.36  $      (0.23)   $       (1.35)   $   (1.58)   $          --  $         --    $         --
Year Ended 12/31/04              28.10         (0.50)            4.76         4.26               --            --              --
Year Ended 12/31/03              19.15         (0.35)            9.30         8.95               --            --              --
Year Ended 12/31/02              32.00         (0.34)          (12.51)      (12.85)              --            --              --
Year Ended 12/31/01              44.02         (0.29)          (11.73)      (12.02)              --            --              --
Year Ended 12/31/00              60.67         (0.47)          (14.74)      (15.21)              --         (1.44)          (1.44)

----------------------------------------------------------------------------------------------------------------------------------

RS GROWTH
Six Months Ended 6/30/05     $   16.66  $      (0.02)   $        0.09    $    0.07    $          --  $         --    $         --
Year Ended 12/31/04              17.32         (0.09)            2.07         1.98               --         (2.64)          (2.64)
Year Ended 12/31/03              12.37         (0.12)            5.57         5.45               --         (0.50)          (0.50)
Year Ended 12/31/02              17.07         (0.15)           (4.55)       (4.70)              --            --              --
Year Ended 12/31/01              24.62         (0.21)           (4.80)       (5.01)              --         (2.54)          (2.54)
Year Ended 12/31/00              30.43         (0.33)           (3.14)       (3.47)              --         (2.34)          (2.34)

----------------------------------------------------------------------------------------------------------------------------------

THE INFORMATION AGE FUND(R)
Six Months Ended 6/30/05     $   16.02  $      (0.12)   $       (0.91)   $   (1.03)   $          --  $         --    $         --
Year Ended 12/31/04              14.93         (0.30)            1.39         1.09               --            --              --
Year Ended 12/31/03               7.55         (0.14)            7.52         7.38               --            --              --
Year Ended 12/31/02              14.53         (0.18)           (6.80)       (6.98)              --            --              --
Year Ended 12/31/01              19.01         (0.14)           (4.05)       (4.19)              --         (0.29)          (0.29)
Year Ended 12/31/00              35.79         (0.40)          (12.05)      (12.45)              --         (4.33)          (4.33)

----------------------------------------------------------------------------------------------------------------------------------

RS INTERNET AGE FUND(R)
Six Months Ended 6/30/05     $    7.19  $      (0.06)   $       (0.40)   $   (0.46)   $          --  $         --    $         --
Year Ended 12/31/04               6.58         (0.13)            0.74         0.61               --            --              --
Year Ended 12/31/03               3.27         (0.07)            3.38         3.31               --            --              --
Year Ended 12/31/02               5.76         (0.08)           (2.41)       (2.49)              --            --              --
Year Ended 12/31/01               6.53         (0.05)           (0.72)       (0.77)              --            --              --
Year Ended 12/31/00              12.18         (0.20)           (5.45)       (5.65)              --            --              --

                                                                           Net Ratio    Gross Ratio             Net Ratio of
                               Net Asset                Net Assets,      of Expenses    of Expenses           Net Investment
                              Value, End      Total          End of       to Average     to Average         Income/(Loss) to
                               of Period   Return 1   Period (000s)   Net Assets 1,2   Net Assets 1   Average Net Assets 1,2
RS DIVERSIFIED GROWTH
Six Months Ended 6/30/05      $    21.36     (5.86)%   $    691,544            1.68%          1.69%                  (1.34)%
Year Ended 12/31/04                22.69      1.48%         953,811            1.58%          1.62%                  (1.23)%
Year Ended 12/31/03                22.36     57.91%       1,089,598            1.48%          1.63%                  (0.92)%
Year Ended 12/31/02                14.16    (39.12)%        570,814            1.50%          1.69%                  (1.11)%
Year Ended 12/31/01                23.26      1.88%         853,309            1.52%          1.71%                  (1.03)%
Year Ended 12/31/00                22.83    (26.91)%        567,888            1.51%          1.66%                  (1.01)%

----------------------------------------------------------------------------------------------------------------------------------

RS EMERGING GROWTH
Six Months Ended 6/30/05      $    30.78     (4.88)%   $  1,047,245            1.60%          1.60%                  (1.37)%
Year Ended 12/31/04                32.36     15.16%       1,399,778            1.59%          1.61%                  (1.47)%
Year Ended 12/31/03                28.10     46.74%       1,613,299            1.49%          1.61%                  (1.39)%
Year Ended 12/31/02                19.15    (40.16)%      1,307,774            1.53%          1.68%                  (1.35)%
Year Ended 12/31/01                32.00    (27.31)%      2,473,783            1.37%          1.59%                  (0.79)%
Year Ended 12/31/00                44.02    (25.04)%      3,867,028            1.29%          1.50%                  (0.82)%

RS GROWTH
Six Months Ended 6/30/05      $    16.73      0.42%    $    199,869            1.40%          1.40%                  (0.29)%
Year Ended 12/31/04                16.66     11.95%         217,505            1.49%          1.69%                  (0.55)%
Year Ended 12/31/03                17.32     44.24%         223,726            1.58%          1.65%                  (0.81)%
Year Ended 12/31/02                12.37    (27.53)%        170,431            1.62%          1.67%                  (0.87)%
Year Ended 12/31/01                17.07    (20.43)%        297,613            1.60%          1.61%                  (0.96)%
Year Ended 12/31/00                24.62    (11.09)%        482,194            1.53%          1.53%                  (1.05)%

----------------------------------------------------------------------------------------------------------------------------------

THE INFORMATION AGE FUND(R)
Six Months Ended 6/30/05      $    14.99     (6.43)%   $     91,684            1.72%          1.72%                  (1.65)%
Year Ended 12/31/04                16.02      7.30%         132,451            1.62%          1.64%                  (1.47)%
Year Ended 12/31/03                14.93     97.75%         241,956            1.57%          1.67%                  (1.52)%
Year Ended 12/31/02                 7.55    (48.04)%         50,354            1.74%          1.80%                  (1.59)%
Year Ended 12/31/01                14.53    (22.11)%        125,099            1.67%          1.70%                  (0.87)%
Year Ended 12/31/00                19.01    (35.09)%        201,820            1.54%          1.54%                  (1.22)%

----------------------------------------------------------------------------------------------------------------------------------

RS INTERNET AGE FUND(R)
Six Months Ended 6/30/05      $     6.73     (6.40)%   $     76,653            1.81%          1.81%                  (1.74)%
Year Ended 12/31/04                 7.19      9.27%         106,367            1.70%          1.72%                  (1.67)%
Year Ended 12/31/03                 6.58    101.22%         125,968            1.82%          1.95%                  (1.77)%
Year Ended 12/31/02                 3.27    (43.23)%         35,059            2.08%          2.31%                  (1.96)%
Year Ended 12/31/01                 5.76    (11.79)%         69,069            1.85%          2.16%                  (0.81)%
Year Ended 12/31/00                 6.53    (46.39)%        100,281            1.78%          2.00%                  (1.52)%

                                    Gross Ratio of
                                    Net Investment   Portfolio
                                  Income/(Loss) to    Turnover
                              Average Net Assets 1      Rate 1
RS DIVERSIFIED GROWTH
Six Months Ended 6/30/05                   (1.35)%        103%
Year Ended 12/31/04                        (1.27)%        230%
Year Ended 12/31/03                        (1.07)%        305%
Year Ended 12/31/02                        (1.30)%        223%
Year Ended 12/31/01                        (1.22)%        255%
Year Ended 12/31/00                        (1.16)%        383%

--------------------------------------------------------------

RS EMERGING GROWTH
Six Months Ended 6/30/05                   (1.37)%         42%
Year Ended 12/31/04                        (1.49)%        156%
Year Ended 12/31/03                        (1.51)%        190%
Year Ended 12/31/02                        (1.50)%        166%
Year Ended 12/31/01                        (1.01)%        148%
Year Ended 12/31/00                        (1.03)%        157%

--------------------------------------------------------------

RS GROWTH
Six Months Ended 6/30/05                   (0.29)%         74%
Year Ended 12/31/04                        (0.75)%        163%
Year Ended 12/31/03                        (0.88)%        262%
Year Ended 12/31/02                        (0.92)%        346%
Year Ended 12/31/01                        (0.97)%        172%
Year Ended 12/31/00                        (1.05)%         71%

--------------------------------------------------------------

THE INFORMATION AGE FUND(R)
Six Months Ended 6/30/05                   (1.65)%         65%
Year Ended 12/31/04                        (1.49)%        143%
Year Ended 12/31/03                        (1.62)%        194%
Year Ended 12/31/02                        (1.65)%        219%
Year Ended 12/31/01                        (0.90)%        318%
Year Ended 12/31/00                        (1.22)%        185%

--------------------------------------------------------------

RS INTERNET AGE FUND(R)
Six Months Ended 6/30/05                   (1.74)%         58%
Year Ended 12/31/04                        (1.69)%        139%
Year Ended 12/31/03                        (1.90)%        208%
Year Ended 12/31/02                        (2.19)%        203%
Year Ended 12/31/01                        (1.12)%        315%
Year Ended 12/31/00                        (1.74)%        238%

                                  See notes to Financial Highlights on page 107.
      The accompanying notes are an integral part of these financial statements.


104 | Call 1-800-766-FUND                            www.RSinvestments.com | 105

FINANCIAL INFORMATION

Six-month-ended numbers are unaudited

                             Net Asset                                                 Distributions   Distributions
                                Value,             Net     Net Realized                     From Net        From Net
                             Beginning      Investment   and Unrealized         Total     Investment        Realized          Total
                             of Period   Income/(Loss)      Gain/(Loss)    Operations         Income   Capital Gains  Distributions
RS MIDCAP OPPORTUNITIES
Six Months Ended 6/30/05     $   12.18   $      (0.05)   $       (0.02)    $   (0.07)  $         --   $          --  $          --
Year Ended 12/31/04              10.84          (0.08)            1.42          1.34             --              --             --
Year Ended 12/31/03               7.30          (0.06)            3.60          3.54             --              --             --
Year Ended 12/31/02               9.92          (0.06)           (2.56)        (2.62)            --              --             --
Year Ended 12/31/01              11.65           0.10            (1.73)        (1.63)         (0.10)             --          (0.10)
Year Ended 12/31/00              15.92          (0.02)           (1.09)        (1.11)         (0.02)          (3.14)         (3.16)
-----------------------------------------------------------------------------------------------------------------------------------

RS SMALLER COMPANY GROWTH
Six Months Ended 6/30/05     $   22.57   $      (0.14)   $       (0.06)    $   (0.20)  $         --    $         --   $         --
Year Ended 12/31/04              20.58          (0.28)            3.39          3.11             --           (1.12)         (1.12)
Year Ended 12/31/03              12.79          (0.23)            8.02          7.79             --              --             --
Year Ended 12/31/02              21.78          (0.20)           (8.30)        (8.50)            --           (0.49)         (0.49)
Year Ended 12/31/01              20.69          (0.21)            1.90          1.69             --           (0.60)         (0.60)
Year Ended 12/31/00              22.34          (0.33)            1.24          0.91             --           (2.56)         (2.56)
-----------------------------------------------------------------------------------------------------------------------------------

RS GLOBAL NATURAL RESOURCES
Six Months Ended 6/30/05     $   24.72   $       0.05    $        2.51     $    2.56   $         --    $         --   $         --
Year Ended 12/31/04              19.23          (0.02)            6.58          6.56          (0.04)          (1.03)         (1.07)
Year Ended 12/31/03              13.53          (0.01)            5.71          5.70             --              --             --
Year Ended 12/31/02              11.56          (0.06)            2.03          1.97             --              --             --
Year Ended 12/31/01              11.49          (0.09)            0.16          0.07             --              --             --
Year Ended 12/31/00               9.13          (0.06)            2.42          2.36             --              --             --
-----------------------------------------------------------------------------------------------------------------------------------

RS PARTNERS
Six Months Ended 6/30/05     $   34.77   $      (0.06)   $        1.45     $    1.39   $         --    $         --   $         --
Year Ended 12/31/04              27.70          (0.14)            8.89          8.75             --           (1.68)         (1.68)
Year Ended 12/31/03              17.82           0.06            11.54         11.60          (0.02)          (1.70)         (1.72)
Year Ended 12/31/02              17.67          (0.11)            0.33          0.22             --           (0.07)         (0.07)
Year Ended 12/31/01              15.72           0.04             2.57          2.61             --           (0.66)         (0.66)
Year Ended 12/31/00              11.96           0.09             3.67          3.76             --              --             --
-----------------------------------------------------------------------------------------------------------------------------------

RS VALUE
Six Months Ended 6/30/05     $   21.99   $         --    $        1.11     $    1.11   $         --    $         --   $         --
Year Ended 12/31/04              17.03          (0.09)            5.08          4.99          (0.03)             --          (0.03)
Year Ended 12/31/03              10.26           0.04             6.73          6.77             --              --             --
Year Ended 12/31/02              10.12          (0.05)            0.19          0.14             --              --             --
Year Ended 12/31/01              11.03          (0.07)           (0.84)        (0.91)            --              --             --
Year Ended 12/31/00              10.00           0.02             1.01          1.03             --              --             --

                                                                            Net Ratio     Gross Ratio             Net Ratio of
                               Net Asset                 Net Assets,      of Expenses     of Expenses           Net Investment
                              Value, End      Total           End of       to Average      to Average         Income/(Loss) to
                               of Period   Return 1    Period (000s)   Net Assets 1,2    Net Assets 1   Average Net Assets 1,2
RS MIDCAP OPPORTUNITIES
Six Months Ended 6/30/05      $    12.11    (0.57)%    $     197,525            1.45%           1.50%                  (0.89)%
Year Ended 12/31/04                12.18    12.36%           208,554            1.49%           1.64%                  (0.88)%
Year Ended 12/31/03                10.84    48.49%           141,147            1.53%           1.63%                  (0.76)%
Year Ended 12/31/02                 7.30   (26.41)%           88,507            1.53%           1.67%                  (0.60)%
Year Ended 12/31/01                 9.92   (14.01)%          156,326            1.47%           1.67%                   0.87%
Year Ended 12/31/00                11.65    (6.28)%          197,915            1.39%           1.58%                  (0.14)%
------------------------------------------------------------------------------------------------------------------------------

RS SMALLER COMPANY GROWTH
Six Months Ended 6/30/05      $    22.37    (0.89)%    $     214,814            1.61%           1.62%                  (1.31)%
Year Ended 12/31/04                22.57    15.38%           213,767            1.59%           1.60%                  (1.31)%
Year Ended 12/31/03                20.58    60.91%           200,147            1.73%           1.83%                  (1.57)%
Year Ended 12/31/02                12.79   (39.07)%          109,341            1.81%           1.95%                  (1.52)%
Year Ended 12/31/01                21.78     8.31%           116,490            1.66%           1.97%                  (1.10)%
Year Ended 12/31/00                20.69     4.44%           106,349            1.67%           1.93%                  (1.41)%
------------------------------------------------------------------------------------------------------------------------------

RS GLOBAL NATURAL RESOURCES
Six Months Ended 6/30/05      $    27.28    10.36%     $   1,101,261            1.49%           1.66%                   0.16%
Year Ended 12/31/04                24.72    34.43%           628,512            1.50%           1.59%                  (0.18)%
Year Ended 12/31/03                19.23    42.13%           142,476            1.69%           1.76%                  (0.13)%
Year Ended 12/31/02                13.53    17.04%            38,763            1.77%           1.86%                  (0.55)%
Year Ended 12/31/01                11.56     0.61%            21,777            1.86%           1.97%                  (0.58)%
Year Ended 12/31/00                11.49    25.85%            29,371            1.98%           2.10%                  (0.53)%
------------------------------------------------------------------------------------------------------------------------------

RS PARTNERS
Six Months Ended 6/30/05      $    36.16     4.00%     $   1,868,237            1.49%           1.57%                  (0.28)%
Year Ended 12/31/04                34.77    31.81%         2,044,457            1.49%           1.64%                  (0.59)%
Year Ended 12/31/03                27.70    65.63%           852,615            1.54%           1.60%                   0.27%
Year Ended 12/31/02                17.82     1.23%           113,467            1.88%           1.97%                  (0.90)%
Year Ended 12/31/01                17.67    16.72%            71,567            1.88%           2.04%                  (0.07)%
Year Ended 12/31/00                15.72    31.44%            28,297            1.90%           2.22%                   0.73%
------------------------------------------------------------------------------------------------------------------------------

RS VALUE
Six Months Ended 6/30/05      $    23.10     5.05%     $   1,113,382            1.45%           1.45%                  (0.43)%
Year Ended 12/31/04                21.99    29.31%           628,586            1.49%           1.63%                  (0.65)%
Year Ended 12/31/03                17.03    65.98%           373,791            1.54%           1.69%                   0.54%
Year Ended 12/31/02                10.26     1.38%            57,916            1.67%           1.74%                  (0.40)%
Year Ended 12/31/01                10.12    (8.25)%           66,934            2.22%           2.26%                  (0.59)%
Year Ended 12/31/00                11.03    10.30%            91,919            2.22%           2.25%                   0.19%

                                    Gross Ratio of
                                    Net Investment   Portfolio
                                  Income/(Loss) to    Turnover
                              Average Net Assets 1      Rate 1
RS MIDCAP OPPORTUNITIES
Six Months Ended 6/30/05                   (0.94)%         96%
Year Ended 12/31/04                        (1.03)%        184%
Year Ended 12/31/03                        (0.86)%        253%
Year Ended 12/31/02                        (0.74)%        401%
Year Ended 12/31/01                         0.67%         409%
Year Ended 12/31/00                        (0.33)%        542%

RS SMALLER COMPANY GROWTH
Six Months Ended 6/30/05                   (1.32)%         55%
Year Ended 12/31/04                        (1.32)%        163%
Year Ended 12/31/03                        (1.67)%        220%
Year Ended 12/31/02                        (1.66)%        128%
Year Ended 12/31/01                        (1.41)%        167%
Year Ended 12/31/00                        (1.67)%        126%

RS GLOBAL NATURAL RESOURCES
Six Months Ended 6/30/05                   (0.01)%         34%
Year Ended 12/31/04                        (0.27)%         97%
Year Ended 12/31/03                        (0.20)%        117%
Year Ended 12/31/02                        (0.64)%        159%
Year Ended 12/31/01                        (0.69)%        167%
Year Ended 12/31/00                        (0.65)%        159%

RS PARTNERS
Six Months Ended 6/30/05                   (0.36)%         41%
Year Ended 12/31/04                        (0.74)%        108%
Year Ended 12/31/03                         0.21%          97%
Year Ended 12/31/02                        (0.99)%        166%
Year Ended 12/31/01                        (0.23)%        198%
Year Ended 12/31/00                         0.41%         134%

RS VALUE
Six Months Ended 6/30/05                   (0.43)%         35%
Year Ended 12/31/04                        (0.79)%        147%
Year Ended 12/31/03                         0.39%         129%
Year Ended 12/31/02                        (0.47)%        125%
Year Ended 12/31/01                        (0.63)%        131%
Year Ended 12/31/00                         0.16%         117%

Distributions reflect actual per-share amounts distributed for the period.

1 Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

2 Net Ratio of Expenses to Average Net Assets and Net Ratio of Net
  Investment Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations, and offsets for securities lending fees. See
  Note 6 to Financial Statements.

See notes to Financial Highlights on page 107.

      The accompanying notes are an integral part of these financial statements.


106 | Call 1-800-766-FUND                            www.RSinvestments.com | 107

NOTES TO FINANCIAL STATEMENTS

The RS Mutual Funds (each a "Fund," collectively the "Funds") are series of RS Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Trust currently offers 10 portfolios. All of the Funds are registered as diversified funds, other than the RS Partners Fund which is registered as a nondiversified fund. Each Fund consists of a single class of shares.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES

The following policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. INVESTMENT VALUATIONS Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the Nasdaq official closing price, which may not be the last sale price. If the Nasdaq official closing price is not available for a security, that security will generally be valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund's net asset value is next determined. Effective July 5, 2005, currencies will be translated into U.S. dollars by using the exchange rates quoted at the close of the New York Stock Exchange.

Securities whose values have been materially affected by events occurring before the Funds' valuation time but after the close of the securities' principal exchange or market, may be fair valued using methods approved by the Board of Trustees. Examples of such events may include, but are not limited to, (i) EVENTS RELATING TO A PARTICULAR ISSUER, such as announcements of significant corporate actions; corporate announcements with respect to earnings; corporate announcements relating to new product offerings, product recalls, and other product-related news; regulatory news such as government approvals; news regarding allegations or announcements of governmental or regulatory investigations or sanctions against the issuer; news regarding principal officers or the issuer's labor resources; news relating to natural disasters affecting the issuer's operations; and events relating to significant litigation involving the issuer, as well as (ii) EVENTS RELATING TO MULTIPLE ISSUERS OR A PARTICULAR SECURITIES MARKET OR SECTOR, such as governmental actions that affect securities in a particular sector, country or region in a particular way; natural disasters, armed conflicts or terrorist events that affect a particular country or region; and evidence of significant fluctuations in a particular securities market between the close of the securities' principal exchange or market and the Funds' valuation time.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Funds' Board of Trustees. Certain securities held by a Fund may be restricted as to resale. In cases where securities of the same class are publicly traded, the restricted securities are valued based on the market value of the publicly traded securities, subject to discounts at levels approved by the Trustees. Other restricted securities are initially valued at cost. The securities may be revalued periodically based on, among other things, the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, prices at which the issuer subsequently issues the same or comparable securities, prices at which the same or comparable securities are sold, and any other event that could have a significant impact on the value of the security. The approximate percentages of the Funds' investments valued using these guidelines and procedures at June 30, 2005, were as follows:

--------------------------------------------------------------------------------
Fund                         Percentage  Fund                         Percentage

RS Diversified Growth                --  RS MidCap Opportunities              --
--------------------------------------------------------------------------------
RS Emerging Growth                   --  RS Smaller Company Growth            --
--------------------------------------------------------------------------------
RS Growth                            --  RS Global Natural Resources        0.1%
--------------------------------------------------------------------------------
The Information Age Fund(R)          --  RS Partners                          --
--------------------------------------------------------------------------------
RS Internet Age Fund(R)              --  RS Value                           0.5%
--------------------------------------------------------------------------------


108 | Call 1-800-766-FUND

In their normal course of business, some of the Funds may invest a significant portion of their assets in companies concentrated within a number of industries. Accordingly, the performance of these Funds may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

B. FEDERAL INCOME TAXES The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies, and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax where the cost of making the required distribution exceeds the amount of the tax.

C. SECURITIES TRANSACTIONS Securities transactions are accounted for on the date securities are purchased, sold, or sold short (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

D. FOREIGN CURRENCY TRANSLATION The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rates quoted at the close of the London Stock Exchange on each business day. Effective July 5, 2005, investment securities and all other assets and liabilities of the Funds denominated in a foreign currency will be translated into U.S. dollars at the exchange rate quoted at the close of the New York Stock Exchange on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

E. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date, except certain cash dividends from foreign securities, which are recorded as soon as the Funds are informed of the ex-dividend date. Interest income, which includes accretion/discount, is accrued and recorded daily.

F. EXPENSES Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust, based on relative net assets.

G. DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Dividends to shareholders are recorded on the ex-dividend date.

H. CAPITAL ACCOUNTS Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

I. TEMPORARY BORROWINGS All Funds within the Trust share in a $25 million committed revolving credit/overdraft protection facility from PNC Bank for temporary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. In addition, RS Emerging Growth Fund and RS Diversified Growth Fund have access to a separate $25 million facility from PNC Bank, with the same terms. Interest is calculated based on the market rates at the time of borrowing. Each Fund may borrow up to the lesser of one-third of its total assets (including amounts borrowed) or any lower limit defined in the Fund's Statement of Additional Information or the Prospectus.

-----------------------------------------------------------------------
                                     Amount                     Average
                                Outstanding        Average     Interest
Fund                             at 6/30/05     Borrowing*     Rate (%)
-----------------------------------------------------------------------
RS Diversified Growth           $        --     $  139,933         3.28
-----------------------------------------------------------------------
RS Emerging Growth                       --             --           --
-----------------------------------------------------------------------
RS Growth                                --          8,060         3.38
-----------------------------------------------------------------------
The Information Age Fund(R)              --         54,760         3.37
-----------------------------------------------------------------------
RS Internet Age Fund(R)                  --         68,981         3.14
-----------------------------------------------------------------------
RS MidCap Opportunities                  --             --           --
-----------------------------------------------------------------------
RS Smaller Company Growth                --             --           --
-----------------------------------------------------------------------
RS Global Natural Resources              --             --           --
-----------------------------------------------------------------------
RS Partners                              --             --           --
-----------------------------------------------------------------------
RS Value                                 --             --           --
-----------------------------------------------------------------------

* For the six months ended June 30, 2005.

NOTE 2  CAPITAL SHARES

A. TRANSACTIONS The Funds have authorized an unlimited number of shares of beneficial interest with no par value.

                                                     www.RSinvestments.com | 109

NOTES TO FINANCIAL STATEMENTS

Transactions in capital shares for the Funds are shown in detail in the STATEMENT OF CHANGES IN NET ASSETS (see pages 100-103).

NOTE 3  TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES AND EXPENSE LIMITATION Under the terms of advisory agreements, which are reviewed and approved annually by the Board of Trustees, the Funds pay RS Investment Management, L.P. ("RS Investments"), an investment advisory fee calculated at an annual rate of the average daily net assets of the Funds as disclosed below:

--------------------------------------------------------------------------------
                                                                      Investment
Fund                                                               Advisory Fees

RS Diversified Growth                                                      1.00%
--------------------------------------------------------------------------------
RS Emerging Growth                                                         0.95%
--------------------------------------------------------------------------------
RS Growth                                                                  0.80%
--------------------------------------------------------------------------------
The Information Age Fund(R)                                                1.00%
--------------------------------------------------------------------------------
RS Internet Age Fund(R)                                                    1.00%
--------------------------------------------------------------------------------
RS MidCap Opportunities                                                    0.85%
--------------------------------------------------------------------------------
RS Smaller Company Growth                                                  1.00%
--------------------------------------------------------------------------------
RS Global Natural Resources                                                1.00%
--------------------------------------------------------------------------------
RS Partners                                                                1.00%
--------------------------------------------------------------------------------
RS Value                                                                   0.85%
--------------------------------------------------------------------------------

RS Investments has agreed that, through December 31, 2009, it will not receive annual investment advisory fees from certain Funds in excess of the rate set forth below.
--------------------------------------------------------------------------------

Fund                                                                        Rate

RS Diversified Growth                                                      0.99%
--------------------------------------------------------------------------------
RS MidCap Opportunities                                                    0.80%
--------------------------------------------------------------------------------
RS Smaller Company Growth                                                  0.99%
--------------------------------------------------------------------------------

In addition, expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2006, which provides that RS Investments will waive advisory fees to the extent necessary to prevent certain Funds' total annual fund operating expenses from exceeding the following rates:

--------------------------------------------------------------------------------
                                                                         Expense
Fund                                                                  Limitation

RS Growth                                                                  1.49%
--------------------------------------------------------------------------------
RS MidCap Opportunities                                                    1.49%
--------------------------------------------------------------------------------
RS Global Natural Resources                                                1.49%
--------------------------------------------------------------------------------
RS Partners                                                                1.49%
--------------------------------------------------------------------------------
RS Value                                                                   1.49%
--------------------------------------------------------------------------------

RS Investments does not intend to recoup any waived advisory fees from a prior year that was subject to expense limitations then in effect for certain Funds.

B. COMPENSATION OF TRUSTEES AND OFFICERS Trustees and officers of the Funds who are interested persons of RS Investments, as defined in the 1940 Act, receive no compensation from the Funds. Trustees of the Funds who are not interested persons of RS Investments, as defined in the 1940 Act, received compensation and reimbursement of expenses for the period ended June 30, 2005. Collectively the disinterested Trustees received compensation in the amount of $120,000 for the period ended June 30, 2005. During the period ended June 30, 2005, RS Investments reimbursed the Trust for certain additional compensation paid and expenses reimbursed to a Trustee in the amount of $16,379. Such amounts are included as expense waiver by adviser in the STATEMENT OF OPERATIONS (see pages 98-99).

Under a Deferred Compensation Plan (the "Plan") adopted May 6, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of his annual compensation. The amount of a Fund's deferred compensation obligation to a Trustee is determined by adjusting the amount of the deferred compensation to reflect the investment return of one or more RS Funds designated for the purpose by the Trustee. A Fund may cover its deferred compensation obligation to a Trustee by investing in one or more of such designated Funds. Each Fund's liability for deferred compensation to a Trustee is adjusted periodically to reflect the investment performance of the Funds designated by the Trustee. Deferred amounts remain in a Fund until distributed in accordance with the Plan. Trustees' fees in the accompanying financial statements include the current fees, either paid in cash or deferred, and the net increase or decrease in the value of the deferred amounts.

C. DISTRIBUTION FEES PFPC Distributors, Inc. ("PFPC"), a nonaffiliate of RS Investments, is the Funds' distributor. The Funds have entered into agreements with PFPC for distribution services with respect to their shares and have adopted Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Funds' Board of Trustees. Under these Plans, PFPC is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of each Fund, at an annual rate of 0.25% of


110 | Call 1-800-766-FUND

AFFILIATED ISSUERS
(see Note 3d)

                                                                                               Number of
                                                    Number of Shares                         Shares Held
                                                   Held at Beginning      Gross       Gross       at End
Fund               Issuer                                  of Period  Additions  Reductions    of Period     Income        Value

RS Diversified     eCOST.com, Inc.                                --  1,261,095     739,015      522,080  $      --  $         *
Growth             PC Mall, Inc.                             555,410    208,500     253,710      510,200         --            *
                   Viewpoint Corp.                         2,922,470         --   1,295,500    1,626,970         --            *
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 --
--------------------------------------------------------------------------------------------------------------------------------

RS Global Natural
Resources          Clear Energy, Inc.                      2,526,200  1,209,800          --    3,736,000         --   14,793,925
                   Minefinders Corp. Ltd.                  2,143,400    341,600   1,196,300    1,288,700         --            *
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 --   14,793,925
--------------------------------------------------------------------------------------------------------------------------------

RS Partners        Affirmative Insurance
                   Holdings, Inc.                            860,300         --     860,300           --     24,234            *
                   BioMed Realty Trust, Inc.               1,818,000         --     561,600    1,256,400    830,088            *
                   Commercial Vehicle Group, Inc.            764,500  1,170,100          --    1,934,600         --   34,339,150
                   Digital Realty Trust, Inc.              1,565,000         --          --    1,565,000    762,938            *
                   DoubleClick, Inc.                       6,535,000         --   6,535,000           --         --            *
                   Gevity HR, Inc.                         1,401,100  1,048,700          --    2,449,800    264,246   49,069,494
                   John H. Harland Co.                     1,396,000         --     211,810    1,184,190    322,524            *
                   Kellwood Co.                            1,472,000         --   1,472,000           --    117,760            *
                   The Gymboree Corp.                      1,790,700         --     874,040      916,660         --            *
                   Triarc Cos., Inc., Class B              3,807,000  2,193,000          --    6,000,000    830,220   89,160,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          3,152,010  172,568,644
--------------------------------------------------------------------------------------------------------------------------------

 *Issuer is not an affiliated issuer at June 30, 2005.

the Fund's average daily net assets. RS Investments or its affiliates provide certain services in respect of the promotion of the Funds' shares and are compensated by PFPC for those services. In addition to payments under the Distribution Plan, the Funds reimburse PFPC Distributors and RS Investments for payments PFPC Distributors and RS Investments make to financial intermediaries that provide certain administrative and account maintenance shareholder services. The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

D. AFFILIATED ISSUERS If a Fund owns 5% or more of the outstanding voting securities of an issuer, the Fund's investment represents an investment in an affiliate as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended June 30, 2005, is listed above.

NOTE 4  FEDERAL INCOME TAXES

A. DISTRIBUTIONS TO SHAREHOLDERS The tax character of distributions paid during the year ended December 31, 2004, was as follows:

--------------------------------------------------------------------------------
                                                         Ordinary      Long-Term
                                                           Income   Capital Gain
Fund                                                        Total          Total

RS Diversified Growth                                  $       --     $       --
--------------------------------------------------------------------------------
RS Emerging Growth                                             --             --
--------------------------------------------------------------------------------
RS Growth                                              15,430,917     14,917,433
--------------------------------------------------------------------------------
The Information Age Fund(R)                                    --             --
--------------------------------------------------------------------------------
RS Internet Age Fund(R)                                        --             --
--------------------------------------------------------------------------------
RS MidCap Opportunities                                        --             --
--------------------------------------------------------------------------------
RS Smaller Company Growth                               2,174,142      7,942,976
--------------------------------------------------------------------------------
RS Global Natural Resources                            12,900,544     12,111,720
--------------------------------------------------------------------------------
RS Partners                                            52,099,417     42,527,258
--------------------------------------------------------------------------------
RS Value                                                  783,299             --
--------------------------------------------------------------------------------

                                                     www.RSinvestments.com | 111

NOTES TO FINANCIAL STATEMENTS

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

See the chart below for the tax basis of distributable earnings as of December 31, 2004, which is the most recently completed tax year.

--------------------------------------------------------------------------------
                                                Undistributed      Undistributed
                                                     Ordinary          Long-Term
Fund                                                   Income              Gains

RS Diversified Growth                           $          --      $          --
--------------------------------------------------------------------------------
RS Emerging Growth                                         --                 --
--------------------------------------------------------------------------------
RS Growth                                           4,964,567          3,299,416
--------------------------------------------------------------------------------
The Information Age Fund(R)                                --                 --
--------------------------------------------------------------------------------
RS Internet Age Fund(R)                                    --                 --
--------------------------------------------------------------------------------
RS MidCap Opportunities                                    --                 --
--------------------------------------------------------------------------------
RS Smaller Company Growth                           5,773,634          7,716,940
--------------------------------------------------------------------------------
RS Global Natural Resources                        10,562,682                678
--------------------------------------------------------------------------------
RS Partners                                        60,010,376         41,178,943
--------------------------------------------------------------------------------
RS Value                                              313,882                 --
--------------------------------------------------------------------------------

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

See the chart on this page for capital loss carryovers available to the Funds at December 31, 2004, which is the most recently completed tax year.

During the year ended December 31, 2004, the Funds utilized capital loss carryovers as follows:

--------------------------------------------------------------------------------
Fund

RS Diversified Growth                                               $  1,088,662
--------------------------------------------------------------------------------
RS Emerging Growth                                                   194,601,434
--------------------------------------------------------------------------------
RS Growth                                                                     --
--------------------------------------------------------------------------------
The Information Age Fund(R)                                           15,447,893
--------------------------------------------------------------------------------
RS Internet Age Fund(R)                                                2,813,403
--------------------------------------------------------------------------------
RS MidCap Opportunities                                               14,644,096
--------------------------------------------------------------------------------
RS Smaller Company Growth                                              1,243,642
--------------------------------------------------------------------------------
RS Global Natural Resources                                            6,242,893
--------------------------------------------------------------------------------
RS Partners                                                              239,249
--------------------------------------------------------------------------------
RS Value                                                              58,108,759
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
CAPITAL LOSS CARRYOVERS
(see Note 4a)                                                         Expiring

                          -------------------------------------------------------------------------------------------------
Fund                          2005         2006          2007          2008            2009           2010            Total
RS Diversified Growth     $     --    $      --    $       --    $       --   $  69,763,262   $196,495,471   $  266,258,733
---------------------------------------------------------------------------------------------------------------------------
RS Emerging Growth              --           --            --            --     932,947,928    722,212,997    1,655,160,925
---------------------------------------------------------------------------------------------------------------------------
RS Growth                       --           --            --            --              --             --               --
---------------------------------------------------------------------------------------------------------------------------
The Information
  Age Fund(R)                   --           --            --            --              --     19,586,003       19,586,003
---------------------------------------------------------------------------------------------------------------------------
RS Internet Age Fund(R)         --           --            --    13,745,602     113,383,070     17,305,520      144,434,192
---------------------------------------------------------------------------------------------------------------------------
RS MidCap Opportunities         --           --            --            --       3,361,482     31,192,594       34,554,076
---------------------------------------------------------------------------------------------------------------------------
RS Smaller Company
  Growth                        --           --            --            --              --             --               --
---------------------------------------------------------------------------------------------------------------------------
RS Global Natural
  Resources                     --           --            --            --              --             --               --
---------------------------------------------------------------------------------------------------------------------------
RS Partners                239,252           --            --            --              --             --          239,252
---------------------------------------------------------------------------------------------------------------------------
RS Value                        --           --    37,015,952     9,344,761       7,190,816             --       53,551,529
---------------------------------------------------------------------------------------------------------------------------


112 | Call 1-800-766-FUND

------------------------------------------------------------------------------------------------------------------------
  TAX COST OF INVESTMENTS
  (see Note 4b)

                                                         Net Unrealized Appreciation   Gross Unrealized   Gross Unrealized
Fund                               Cost of Investments                on Investments       Appreciation       Depreciation
Diversified Growth                 $       609,205,619   $                77,290,879   $     95,547,192   $     18,256,313
--------------------------------------------------------------------------------------------------------------------------
Emerging Growth                            868,858,447                   193,393,004        221,747,337         28,354,333
--------------------------------------------------------------------------------------------------------------------------
Growth                                     179,924,369                    23,266,701         26,652,154          3,385,453
--------------------------------------------------------------------------------------------------------------------------
The Information Age Fund(R)                 74,279,862                    18,201,581         20,249,246          2,047,665
--------------------------------------------------------------------------------------------------------------------------
RS Internet Age Fund(R)                     62,457,040                    16,043,189         18,091,588          2,048,399
--------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities                       171,536,229                    26,471,669         30,009,283          3,537,614
--------------------------------------------------------------------------------------------------------------------------
Smaller Company Growth                     174,267,875                    38,813,429         41,940,934          3,127,505
--------------------------------------------------------------------------------------------------------------------------
Global Natural Resources                   944,734,259                   153,296,176        181,225,090         27,928,914
--------------------------------------------------------------------------------------------------------------------------
Partners                                 1,538,520,637                   366,354,100        385,065,423         18,711,323
--------------------------------------------------------------------------------------------------------------------------
Value                                      968,790,202                   141,425,626        156,534,491         15,108,865
--------------------------------------------------------------------------------------------------------------------------

Under the current income tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2004, the Funds elected to defer net capital and currency losses as follows:

--------------------------------------------------------------------------------
Fund

RS Diversified Growth                                                  $      --
--------------------------------------------------------------------------------
RS Emerging Growth                                                            --
--------------------------------------------------------------------------------
RS Growth                                                                     --
--------------------------------------------------------------------------------
The Information Age Fund(R)                                                   --
--------------------------------------------------------------------------------
RS Internet Age Fund(R)                                                       --
--------------------------------------------------------------------------------
RS MidCap Opportunities                                                       --
--------------------------------------------------------------------------------
RS Smaller Company Growth                                                     --
--------------------------------------------------------------------------------
RS Global Natural Resources                                              111,318
--------------------------------------------------------------------------------
RS Partners                                                               94,954
--------------------------------------------------------------------------------
RS Value                                                                 145,227
--------------------------------------------------------------------------------

B. TAX BASIS OF INVESTMENTS The cost of investments for federal income tax purposes at June 30, 2005, for each Fund is listed in the chart above. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart.

NOTE 5 INVESTMENTS

A. INVESTMENT PURCHASES AND SALES The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) at June 30, 2005, were as follows:

--------------------------------------------------------------------------------
                                         Cost of Investments       Proceeds from
Fund                                               Purchased    Investments Sold

RS Diversified Growth                    $       790,775,983    $  1,006,788,045
--------------------------------------------------------------------------------
RS Emerging Growth                               460,665,051         718,876,164
--------------------------------------------------------------------------------
RS Growth                                        147,150,932         168,394,268
--------------------------------------------------------------------------------
The Information Age Fund(R)                       64,786,592          96,136,152
--------------------------------------------------------------------------------
RS Internet Age Fund(R)                           46,807,577          69,752,311
--------------------------------------------------------------------------------
RS MidCap Opportunities                          184,250,896         188,293,209
--------------------------------------------------------------------------------
RS Smaller Company Growth                        104,572,411         107,883,058
--------------------------------------------------------------------------------
RS Global Natural Resources                      583,966,199         260,907,879
--------------------------------------------------------------------------------
RS Partners                                      700,848,861         838,017,871
--------------------------------------------------------------------------------
RS Value                                         613,433,194         255,606,143
--------------------------------------------------------------------------------

B. FOREIGN SECURITIES Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, revaluation of currencies; adverse political, social, and economic developments; and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

                                                    www.RSinvestments.com | 113

NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------
   RESTRICTED SECURITIES
   (see Note 5c)

                                                                                        Acquisition   % of Funds'
Fund                       Security                Shares          Cost         Value          Date    Net Assets
------------------------------------------------------------------------------------------------------------------
RS Global Natural           Ivanhoe Nickel                                                 4/27/97-
Resources                    & Platinum Ltd.      203,624   $   784,997   $ 1,628,992        5/7/98
------------------------------------------------------------------------------------------------------------------
                                                                784,997     1,628,992                        0.15%
------------------------------------------------------------------------------------------------------------------
RS Value                    Ivanhoe Nickel                                                 4/25/97-
                             & Platinum Ltd.      698,422     2,837,501     5,587,376        5/7/98
------------------------------------------------------------------------------------------------------------------
                                                                            2,837,501     5,587,376          0.50%

------------------------------------------------------------------------------------------------------------------

C. RESTRICTED SECURITIES A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds' Board of Trustees as outlined in Note 1a, paragraph 2. See table above for restricted securities held at June 30, 2005.

NOTE 6 SECURITIES LENDING

Certain Funds may lend their portfolio securities. None of the Funds had securities on loan during the period ended June 30, 2005. During certain periods in the past, however, some Funds have had securities on loan. During those periods, the borrower paid fees, at the Funds' direction, to service providers of those Funds, including RS Investments. Those payments were applied to offset amounts owed to the service providers by the Funds.

Funds that lend securities receive cash as collateral in an amount at least equal to 102% of the current market value of the loaned securities. The cash collateral is substantially invested in institutional money market pooled accounts exempt from registration under the Investment Company Act of 1940. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds on the next business day.

NOTE 7 INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 8 LEGAL MATTERS

On October 6, 2004, RS Investments entered into settlement agreements with the Securities and Exchange Commission and the Office of the New York State Attorney General. The settlement agreements relate to certain investors' frequent trading of shares of RS Emerging Growth Fund during 2000 through 2003.

Since the announcement of those settlements, three related civil lawsuits have been commenced (Richard Rozgay v. RS Investment Trust et al. (N.D. Cal., Docket No. C04-4827) (November 12, 2004), James Blevins v. RS Investment Trust et al. (N.D. Cal., Docket No. C04-4826) (November 12, 2004), and Parthasarathy v. RS Investment Trust et al. (D. Md., Docket No. 1:04-cv-03798-JFM) (November 30,
2004)) against RS Investments, the Trust, each of the Funds, and certain current or former trustees, sub-advisers, employees and


114 | Call 1-800-766-FUND
officers of the Trust or RS Investments. The three lawsuits have been consolidated into one proceeding in the United States District Court for the District of Maryland, which includes all of the same defendants, other than the individual Funds, and certain additional defendants. The consolidated action purports to be brought on behalf of a specified class of investors in the Funds and does not quantify any relief requested. A motion to dismiss the consolidated action is currently pending before the district court. RS Investments does not believe that the pending consolidated action will materially affect its ability to continue to provide to the Funds the services it has agreed to provide. It is not possible at this time to predict whether the litigation will have any material adverse effect on any of the Funds.

More information regarding these settlements and lawsuits is available in the Trust's prospectus.

                                                     www.RSinvestments.com | 115

SUPPLEMENTAL INFORMATION - UNAUDITED

APPROVAL OF ADVISORY AGREEMENT

The Advisory Agreement is subject to annual approval by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the 1940 Act) of each affected Fund, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or RS Investments. The Advisory Agreement is terminable with respect to a Fund by RS Investments, the Trust, or a vote of a majority of the outstanding voting securities of the affected Fund, without penalty, on 60 days' written notice and will terminate automatically in the event of its assignment.

The Advisory Agreement also provides that RS Investments may, at its own expense, delegate certain of its responsibilities under the Agreement to sub-advisors for the Funds, who would be required to furnish an investment program and make investment decisions for the Funds.

The Trustees meet over the course of the year with investment advisory personnel from RS Investments and regularly review detailed information regarding the investment program and performance of each Fund. The Trustees met in early February 2005 to consider the continuation of the Advisory Agreement for the following year. At that meeting, the Trustees considered a number of factors in determining to approve the continuation of the Advisory Agreement. In all of their deliberations regarding the Advisory Agreement, the disinterested Trustees were advised by independent counsel, with whom they had separate discussions on a number of occasions. In addition, the Trustees were assisted in their review by the Chief Compliance Officer of the Trust, who reviewed all of the information presented to the Trustees and, with the assistance of counsel to the disinterested Trustees, prepared a written report on the key factors for the Trustees. That written report discussed most of the factors described below and concluded that the information that RS Investments had provided to the Trustees provided a reasonable basis for the Trustees to conclude that the advisory fees proposed in connection with the continuation of the Advisory Agreement were reasonable with respect to each Fund.

The Trustees considered the fees charged by RS Investments to the Funds under the Advisory Agreement. In this connection, representatives of RS Investments noted to the Trustees that the fees charged by RS Investments to the Funds reflect a number of considerations. For example, RS Investments believes that its investment professionals are among the most talented managers in their respective asset classes. A relatively high level of compensation is required to attract and to retain those investment professionals, especially in light of other employment opportunities (for example, within the hedge fund industry) available to those professionals. RS Investments makes the services of those investment professionals available to the Funds for fees that are generally lower than investors would pay for comparable services provided through a hedge fund vehicle. RS Investments noted that it does not attempt to be a low-cost provider of investment services to the Funds; rather it makes available to the Funds what it believes to be a very highly qualified and successful group of investment managers in the small- and mid-cap equity strategies in exchange for fees that provide attractive compensation to the firm's investment management personnel (through salary and bonus and, in many cases, through increases in the value of indirect ownership interests in RS Investments).

RS Investments furnished information to the Trustees compiled by the independent Lipper organization showing a comparison of RS Investments' fee rate for each Fund compared to peer mutual funds having similar objectives, strategies, and asset sizes. The data showed that RS Investments charges fees within the range of comparable mutual funds, with half the Funds below the median for their respective peer groups (after giving effect to expense limitations currently in effect and expected to be in effect for the coming year). Those Funds with advisory fees above the median were not within the top quartile after giving effect to the most recently agreed and scheduled advisory fee reductions, with only one Fund (RS Global Natural Resources Fund) within the top quartile (but still below the top decile) upon the expiration on April 30, 2005, of the then current expense limitation for that Fund (which has been renewed through April 30, 2006).


116 | Call 1-800-766-FUND

The Trustees considered information provided by RS Investments as to the fees charged by RS Investments to clients other than the Funds, including institutional separate accounts and mutual funds for which RS Investments serves as sub-adviser. RS Investments generally charges lower fees to those accounts. In some cases, such an account pays fees at the same rate as the comparable Fund on assets up to a specified level, and then at lower rates on additional assets. In some cases, an account's fee rate will be lower at all levels than that of the comparable Fund. Representatives of RS Investments reviewed with the Trustees the reasons for the differences between the fees charged to the Funds and to those accounts. They explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, they pointed out that there is substantially greater legal and other risk to RS Investments in managing public mutual funds than in managing private accounts. They also explained that the services and resources required of RS Investments where it sub-advises mutual funds sponsored by others are substantially less than in the case of the Funds, since many of the compliance and regulatory responsibilities related to the management function are retained by the primary adviser.

RS Investments furnished detailed financial information, in the form of a consolidated profit and loss statement, showing the revenues and expenses related to the management of the Funds as a whole and each of RS Investments' other categories of advisory clients, respectively. That information showed the substantial costs of providing services to the Funds. RS Investments also furnished a detailed profitability analysis with respect to each Fund for the year ended December 31, 2004, and an estimate for the year ending December 31, 2005. The profitability level of each Fund was within a range of approximately 7% between the most profitable Fund and the least profitable Fund. Forecasts for 2005 reflected a similar range. The profitability range for these Funds as a whole was within about 4% of the profitability of the separate account advisory business, not including RS Investments' subadvisory business, which has a lower profit margin due to the reduced fees it receives in respect of that business. Representatives of RS Investments stated that they believed the higher profit margin relating to the firm's services to the Funds is justified by the higher risk and responsibilities associated with that business.

The Trustees considered whether economies of scale would likely be realized as the Funds grow and whether a reduction in the advisory fees paid by the Funds by means of breakpoints would be appropriate. RS Investments noted that the increased profit realized by the firm as the Funds grow enables it to devote greater resources to the management of the Funds, as well as to provide financial incentives for the portfolio managers, analysts, and other personnel who in many cases have alternative employment and business opportunities
available  to  them.  RS  Investments   noted  that  no  material   increase  in
profitability with respect to the Funds is forecast for 2005, but rather a slight decrease with respect to several Funds. In addition, RS Investments noted that investment professionals at RS Investments would likely expect increases in their compensation over time as the Funds grow, and that implementation of break-points would have the effect reducing those increases and potentially making management of the Funds a less attractive opportunity to those professionals than managing other types of investment vehicles.

RS Investments noted that certain investment styles, such as small-cap and some mid-cap strategies, do not readily benefit from economies of scale because of the limited ability to increase the size of a Fund's investments in certain portfolio holdings. Instead, larger Funds in those styles must often generate and monitor a greater number of potential and actual investments, requiring RS Investments to increase investment resources dedicated to those Funds.

The Trustees reviewed detailed performance information for each Fund for various periods. That review included an examination of comparisons of the performance of the Funds to relevant securities indexes and various peer

                                                     www.RSinvestments.com | 117
groups of mutual funds prepared by the independent Morningstar and Lipper organizations with respect to various periods. That information includes the relative rankings of the Funds compared to peer funds during various periods. None of the Funds was shown in that data to have substantially lagged behind all peer mutual funds and indexes for all relevant periods. Many of the Funds enjoyed favorable absolute and comparative performance for various periods.

In the case of RS Diversified Growth Fund, the Trustees noted that the Fund had achieved favorable absolute and relative performance over various periods, although the Fund's performance in recent periods had been less favorable. They discussed with RS Investments management steps the portfolio management team was taking to improve performance and potentially to lessen volatility in future periods.

The Trustees considered the nature, extent, and quality of the services provided by RS Investments. In this regard, the Trustees took into account the experience of the Funds' portfolio management teams and of RS Investments' senior management, and the time and attention devoted by each to the Funds. The Trustees considered the performance of each Fund over the life of the Fund and in recent periods.

The Trustees also considered the fact that RS Investments and its affiliates receive research and other similar services from many of the broker-dealers with which it places the Funds' (as well as other RS Investments clients') portfolio transactions and from third parties with which these broker-dealers have arrangements. The Trustees considered the benefit that RS Investments and its affiliates benefit from such services in that (1) the services are of value to RS Investments and its affiliates in advising RS Investments' clients (including the Funds) and (2) RS Investments might otherwise be required to purchase some of these services for cash. The Trustees concluded that these "soft dollar" relationships' benefit to RS Investments was reasonable and that the Funds also benefited from them.

The Trustees noted a number of specific recent enhancements to the services provided by RS Investments, including, among others, the following:

-- addition of four analysts in 2004 (one of whom was promoted to portfolio manager in 2005), resulting in two new professionals in each of the Value and Growth Groups;

--    the  closing  or   transition   into   liquidation   of  RS   Investments'
      performance-fee based hedge funds, permitting portfolio management teams to focus their attentions on the Funds;

-- implementing steps to encourage communication of investment ideas among the various portfolio management teams at RS Investments;

-- implementing annual audits of RS Investments and initiating a SAS 70 review of RS Investments' operations;

-- devoting substantial additional resources and personnel to RS Investments' compliance and legal infrastructure;

--    enhancing  the  trading   functions  at  RS  Investments,   including  the
      dedication of a compliance professional to monitor trading compliance and the implementation of a new state-of-the-art trading system;

-- implementation of comprehensive compliance policies and procedures, and retention of a compliance consultant for a supplemental compliance review.

After considering all of the information described above, including the Chief Compliance Officer's written report, the Trustees unanimously voted to approve the continuation of the Advisory Agreement, including the advisory fees proposed in connection with that continuation.


118 | Call 1-800-766-FUND

                       This page left blank intentionally.

                                                     www.RSinvestments.com | 119

SUPPLEMENTAL INFORMATION - UNAUDITED

TRUSTEES AND OFFICERS INFORMATION TABLE

                                                                                         Number of Portfolios
                                        Term of Office**                                 in Fund complex
Name, Address,*      Position(s) Held   and Length of         Principal Occupation(s)    Overseen by           Other Directorships
and Age              with Trust         Time Served           During Past 5 Years        Trustee               Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
                                                INTERESTED TRUSTEES & PRINCIPAL OFFICERS:***
G. Randall Hecht     Co-President,      Since November        Chairman and Co-CEO,       N/A                   N/A
54 years old         Co-Principal       2004; President and   RS Investments
                     Executive Officer  Principal Executive
                                        Officer from
                                        June 1987 to
                                        November 2004

Terry R. Otton       Co-President,      Since May 2004        Co-CEO, COO and CFO,       N/A                   N/A
51 years old         Co-Principal                             RS Investments; Formerly,
                     Executive Officer,                       Managing Director, Putnam
                     Treasurer                                Lovell NBF Group Inc., an
                                                              investment banking firm.
                                                              Previously, CFO,
                                                              Robertson Stephens &
                                                              Company, Inc.

Michael G. McCaffery Trustee            Since May 2002        President and CEO,         10                    N/A
52 years old                                                  Stanford Management
                                                              Company, an investment
                                                              management firm; Formerly,
                                                              Chairman and CEO,
                                                              Robertson, Stephens
                                                              & Company, Inc., an
                                                              investment banking firm.

Benjamin L. Douglas  Secretary, Chief   Since February        General Counsel, RS        N/A                   N/A
38 years old         Legal Officer,     2004                  Investments; Formerly,
                     Vice President                           Vice President and Senior
                                                              Counsel, Charles Schwab
                                                              Investment Management,
                                                              Inc., an investment
                                                              management firm.

John J. Sanders, Jr. Chief Compliance   Senior Vice President Chief Compliance Officer,  N/A                   N/A
60 years old         Officer, Senior    since November        RS Investments; Formerly,
                     Vice President,    2004; Chief           Chief Compliance Officer
                     AML Compliance     Compliance Officer    and co-COO, Husic
                     Officer            since August 2004;    Capital Management,
                                        AML Compliance        an investment management
                                        Officer since         firm. Previously,
                                        May 2004              Compliance Director of
                                                              the broker-dealer,
                                                              Robertson Stephens &
                                                              Company, Inc.


120 | Call 1-800-766-FUND

                                                                                        Number of Portfolios
                                      Term of Office**                                  in Fund complex
Name, Address,*     Position(s) Held  and Length of     Principal Occupations           Overseen by           Other Directorships
and Age             with Trust        Time Served       During Past 5 Years             Trustee               Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
                                      DISINTERESTED TRUSTEES:
Leonard B. Auerbach Trustee and       Since June 1987   Chairman and CEO, L, B,         10                    Luminent
58 years old        Co-Chairman                         A&C, Inc., a consulting                               Mortgage Capital, Inc.
                                                        firm; Formerly, Managing
                                                        Director, President, and CEO,
                                                        AIG-CentreCapital Group, Inc.,
                                                        a financial services firm.

Jerome S. Contro    Trustee and       Since June 2001   Partner, Tango Group,           10                    N/A
48 years old        Co-Chairman                         a private investment firm;
                                                        Formerly, Managing Director,
                                                        Nuveen, a public investment
                                                        management firm.

John W. Glynn, Jr.  Trustee           Since July 1997   President, Glynn Capital        10                    N/A
65 years old                                            Management, an investment
                                                        management firm.

* Unless otherwise indicated, the business address of the persons listed is c/o RS Investments, 388 Market Street, Suite 1700, San Francisco, CA 94111.

** Each Trustee shall serve during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his successor. Officers hold office at the pleasure of the Trustees.

***   Interested persons as defined by the 1940 Act.

      The Statement of Additional Information relating to the Funds includes additional information about Trustees and is available, without charge, upon request, by writing to the Funds, calling 1-800-766-FUND [3863], or on our Web site at http://wwwRSinvestments.com.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the Securities and Exchange Commission's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-800-766-FUND [3863].

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, are available (i) without charge, upon request, by calling toll-free 1-800-766-FUND [3863]; (ii) on RS Investments' website at http://www.RSinvestments.com; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

                                                     www.RSinvestments.com | 121

OFFICERS AND TRUSTEES

      G. RANDALL HECHT, CO-PRESIDENT
      AND PRINCIPAL EXECUTIVE OFFICER

      TERRY R. OTTON, CO-PRESIDENT, PRINCIPAL EXECUTIVE
      OFFICER, AND TREASURER

      LEONARD B. AUERBACH, TRUSTEE AND CO-CHAIRMAN
      Chairman and CEO,
      L, B, A&C, Inc.,
      a consulting firm

      JEROME S. CONTRO, TRUSTEE AND CO-CHAIRMAN
      Partner, Tango Group

      JOHN W. GLYNN JR., TRUSTEE
      President, Glynn Capital
      Management

      MICHAEL G. MCCAFFERY, TRUSTEE
      President and CEO, Stanford
      Management Company

      BENJAMIN L. DOUGLAS, SECRETARY,
      CHIEF LEGAL OFFICER, AND VICE PRESIDENT

      JOHN J. SANDERS, JR., CHIEF COMPLIANCE OFFICER AND
      SENIOR VICE PRESIDENT

INVESTMENT ADVISER
      RS INVESTMENT MANAGEMENT, L.P.
      388 Market Street
      San Francisco, CA 94111

DISTRIBUTOR
      PFPC DISTRIBUTORS, INC.
      760 Moore Road
BOSTON FINANCIAL DATA SERVICES

TRANSFER AGENT AND DISBURSING AGENT
      BOSTON FINANCIAL DATA SERVICES
      Kansas City, MO
      1-800-624-8025

CUSTODIAN
      PFPC TRUST COMPANY
      Philadelphia, PA

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
      PRICEWATERHOUSECOOPERS LLP
      San Francisco, CA

LEGAL COUNSEL
      ROPES & GRAY LLP
      Boston, MA


122 | Call 1-800-766-FUND

RS SENIOR MANAGEMENT BIOGRAPHIES

                                [PHOTOS OMITTED]

FROM LEFT TO RIGHT:
G. RANDALL HECHT
Terry R. Otton
Benjamin L. Douglas
John J. Sanders, Jr.

G. RANDALL HECHT is chairman and co-chief executive officer of RS Investments. He joined Robertson, Stephens & Company (RS&Co.) in June 1984 as the firm's chief financial officer and became a managing director in 1985. From 1993 to 1997, Mr. Hecht was executive vice president and chief operating officer of RS&Co. He co-founded Robertson Stephens Investment Management in 1984 and was the group head until he led an employee buyout from Bank of America in 1999. From 1997 to 1999, he was the head of investment management for Bank of America. Mr. Hecht received a B.S. in finance from the University of California at Berkeley and is a Certified Public Accountant.

TERRY R. OTTON joined RS Investments in 2004 as co-chief executive officer, chief operating officer, and chief financial officer. He has more than 22 years of experience in the investment management industry, having previously served since 2001 as a managing director of the mergers-and-acquisitions practice at Putnam Lovell NBF Group, Inc., an investment banking firm focused on the investment management industry. Previously, Mr. Otton spent more than 10 years as the CFO of Robertson, Stephens & Company and Robertson Stephens Investment Management, the predecessor of RS Investments. He was one of the original principals who established RS's mutual fund business in 1987, and he served as its CFO until it became an independent, employee-owned firm in 1999. Mr. Otton holds a B.S. in business administration from the University of California at Berkeley and is a Certified Public Accountant.

BENJAMIN L. DOUGLAS joined RS Investments in 2003 as general counsel after nearly a decade specializing in investment management law. He joined the firm from Charles Schwab Investment Management, where he served as vice president and senior counsel. Previously, he was an associate at Shartsis, Friese & Ginsburg LLP, a leading law firm to the investment management industry. Mr. Douglas holds a J.D. and an M.P.P., along with a B.A. in history, from the University of California at Berkeley.

JOHN J. SANDERS, Jr. joined RS Investments in 2004 as chief compliance officer. He has more than 35 years of operations and compliance experience. Prior to joining RS, Mr. Sanders was the director of compliance and the co-COO for Husic Capital Management in San Francisco, beginning in April 2000. Prior to that, he was the equity compliance director at Fleet Robertson Stephens. Mr. Sanders began his career in the securities industry with Kidder, Peabody & Co. in New York. In 1976, he moved to San Francisco and joined Robertson, Colman, Siebel and Weisel (which became Robertson Stephens in 1983) as the director of compliance and operations. He also serves as chief compliance officer and senior vice president of RS Investment Trust, reporting directly to the Fund's Board of Trustees.

                                                     www.RSinvestments.com | 123

INVESTING WITH RS

There are several ways to invest with RS Funds. Please read the prospectus carefully before investing or sending money. Then, review the chart below for the investing option that you prefer:

METHOD                               TO OPEN AN ACCOUNT                          TO ADD TO AN ACCOUNT
------                               ------------------                          --------------------
                                     MINIMUM INVESTMENT AMOUNT:                  MINIMUM INVESTMENT AMOUNT:
                                     $5,000 (regular account)                    $1,000 (regular account)
                                     $1,000 (IRAs and gift/transfer-to-          $250 (IRAs and gift/transfer-to-
                                     minor accounts)                                minor accounts)
                                                                                 $100 (automatic investment plans)
------------------------------------------------------------------------------------------------------------------------
[LOGO]                               New and current investors may invest        Current  investors  may add to their
WEB                                  up  to  $50,000  online.  Click  the        investment  by  logging  into  their
WWW.RSINVESTMENTS.COM                ESTABLISH NEW ACCOUNT  button on the        account and  clicking the BUY SHARES
                                     MY ACCOUNT page.                            button.
------------------------------------------------------------------------------------------------------------------------
[LOGO]                               You   may    not    use    telephone        Once  you have  established  banking
PHONE                                transactions  for initial  purchases        information on your account, you can
1-800-766-FUND [3863]                of a Fund's shares.                         call this  number  and SPEAK  WITH A
                                                                                 SHAREHOLDER SERVICES  REPRESENTATIVE
                                                                                 live  OR go  through  OUR  AUTOMATED
                                                                                 PHONE   SYSTEM  and   proceed   with
                                                                                 purchasing  shares in the amount you
                                                                                 wish to invest.
------------------------------------------------------------------------------------------------------------------------
[LOGO]                               Send  a  COMPLETED  APPLICATION  and        Mail your check  with an  INVESTMENT
MAIL                                 CHECK MADE PAYABLE TO RS  INVESTMENT        STUB   FORM   detached   from   your
REGULAR:                             TRUST.                                      confirmation or quarterly statement.
BOSTON FINANCIAL DATA SERVICES
P.O. BOX 219717
KANSAS CITY, MO 64121-9717

OVERNIGHT:
BOSTON FINANCIAL DATA SERVICES
330 WEST NINTH STREET, FIRST FLOOR
KANSAS CITY, MO 64105-1514
------------------------------------------------------------------------------------------------------------------------
[LOGO]                               FIRST (new shareholders  only),  provide    SECOND,  instruct your bank to wire the
WIRE                                 Boston   Financial  Data  Services  with    specified   amount,   along  with  your
1-800-766-FUND [3863]                details of your wire (name,  mailing and    account  name  and  number  to the bank
                                     street address,  Social Security Number,    specified on page 39 of the Prospectus.
SEE PAGE 39 OF THE PROSPECTUS FOR    birthdate,  amount being wired,  name of
DETAILED INSTRUCTIONS                your  wiring  bank,  and  the  name  and
                                     telephone  number of a contact person at
                                     the  wiring  bank)  by   completing   an
                                     account   application  and  sending  via
                                     regular  mail.  No purchase of shares by
                                     wire will be  effected  until the Funds'
                                     Transfer   Agent   has   received   your
                                     completed and signed application.
------------------------------------------------------------------------------------------------------------------------

Please see pages 38-40 of the Prospectus for more detailed information.


124 | Call 1-800-766-FUND

RS FUND INVESTMENT STYLES

SMALL-CAP GROWTH
----------------
RS DIVERSIFIED GROWTH FUND
Focusing on small-cap growth companies. Managed by John Seabern. RSDGX

RS EMERGING GROWTH FUND
Seeking to invest in America's most dynamic, growth-oriented companies. Managed by Jim Callinan. RSEGX

RS SMALLER COMPANY GROWTH FUND
Focusing on companies with market caps of $1.5 billion or less. Managed by Bill Wolfenden. RSSGX

SMALL-CAP VALUE
---------------
RS PARTNERS FUND+
A small-cap fund using a cash flow value methodology. Managed by Andy Pilara, David Kelley, and Joe Wolf. RSPFX

MID-CAP GROWTH
--------------
RS MIDCAP OPPORTUNITIES FUND
Seeking growth in mid-cap companies while attempting to moderate risk. Managed by John Wallace. RSMOX

MID-CAP VALUE
-------------
RS VALUE FUND
A mid-cap fund using a cash flow value methodology. Managed by Andy Pilara, David Kelley, and Joe Wolf. RSVAX

MULTI-CAP GROWTH
----------------
RS GROWTH FUND
Seeking capital appreciation for the long-term investor. Managed by John Wallace. RSGRX

SECTOR
------
THE INFORMATION AGE FUND(R)
Targeting investments in the information technology sector. Managed by Steve Bishop, Wendell Laidley, and Allison Thacker. RSIFX

RS INTERNET AGE FUND(R)
Investing in companies likely to benefit from the development of the Internet. Managed by Steve Bishop, Wendell Laidley, and Allison Thacker. RIAFX

RS GLOBAL NATURAL RESOURCES FUND
Focusing primarily on companies in natural resources industries worldwide. Managed by Andy Pilara and MacKenzie Davis. RSNRX

FUND LISTINGS Our Funds are listed in THE WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY, and most local newspapers under the heading RS Funds.

PLEASE READ THE PROSPECTUS TO LEARN ABOUT THE FUNDS' OBJECTIVES AND INVESTMENT POLICIES AND THE SPECIAL RISKS ASSOCIATED WITH THE RS FUNDS, INCLUDING INVESTING IN SMALL AND MID-SIZED COMPANIES; OVERWEIGHTING INVESTMENTS IN CERTAIN SECTORS OR INDUSTRIES; INVESTING IN THE TECHNOLOGY SECTOR; INVESTING IN A MORE LIMITED NUMBER OF ISSUERS AND SECTORS; INVESTING INTERNATIONALLY; INVESTING IN DEBT SECURITIES; AND INVESTING IN COMPANIES IN NATURAL RESOURCES INDUSTRIES. PLEASE CONTACT RS INVESTMENTS AT 1-800-766-FUND OR VISIT WWW.RSINVESTMENTS.COM FOR CURRENT INFORMATION. SR531

+ Offered only to certain investors. See "Other Information About Purchasing Shares" on page 40 of the Prospectus, as modified by the supplement to the Prospectus dated July 5, 2005.

       (THE INFORMATION ON THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT)

                                [GRAPHIC OMITTED]

388 MARKET STREET SAN FRANCISCO CA 94111  | www.RSinvestments.com | Call 1-800-766-FUND




RS | investments

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of this item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's co-principal executive officer and principal financial officer has concluded, as of a date within 90 days of the filing date of this report, based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))), required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)    Not applicable.

    (a)(2)    Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)    Not applicable.

    (b)       Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) RS Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Terry R. Otton
                           -----------------------------------------------------
                           Terry R. Otton, Co-Principal Executive Officer (principal executive officer)

Date         August 19, 2005
             -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Terry R. Otton
                           -----------------------------------------------------
                           Terry R. Otton, Co-Principal Executive Officer (principal executive officer)

Date         August 19, 2005
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Terry R. Otton
                           -----------------------------------------------------
                           Terry R. Otton, Treasurer
                           (principal financial officer)

Date         August 19, 2005



* Print the name and title of each signing officer under his or her signature.